UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06463
AIM International Mutual Funds (Invesco International Mutual Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Advantage International Fund
Class A: QMGAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class A)	$60	1.16%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$36,876,344
Total number of portfolio holdings	457
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLMAG-SAR-A
Invesco Advantage International Fund

Invesco Advantage International Fund
Class C: QMGCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class C)	$98	1.91%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$36,876,344
Total number of portfolio holdings	457
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLMAG-SAR-C
Invesco Advantage International Fund

Invesco Advantage International Fund
Class R: QMGRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class R)	$73	1.41%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$36,876,344
Total number of portfolio holdings	457
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLMAG-SAR-R
Invesco Advantage International Fund

Invesco Advantage International Fund
Class Y: QMGYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class Y)	$47	0.91%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$36,876,344
Total number of portfolio holdings	457
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLMAG-SAR-Y
Invesco Advantage International Fund

Invesco Advantage International Fund
Class R5: GMAGX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class R5)	$47	0.91%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$36,876,344
Total number of portfolio holdings	457
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLMAG-SAR-R5
Invesco Advantage International Fund

Invesco Advantage International Fund
Class R6: QMGIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class R6)	$47	0.91%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$36,876,344
Total number of portfolio holdings	457
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLMAG-SAR-R6
Invesco Advantage International Fund

Invesco EQV Asia Pacific Equity Fund
Class A: ASIAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Asia Pacific Equity Fund (Class A)	$70	1.44%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$410,803,484
Total number of portfolio holdings	55
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.40%
Tencent Holdings Ltd.	6.53%
HDFC Bank Ltd., ADR	5.02%
MediaTek, Inc.	3.27%
Reliance Industries Ltd.	2.97%
BDO Unibank, Inc.	2.71%
United Overseas Bank Ltd.	2.49%
Samsung Electronics Co. Ltd.	2.48%
PT Mitra Keluarga Karyasehat Tbk	2.43%
Airtac International Group	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
APG-SAR-A
Invesco EQV Asia Pacific Equity Fund

Invesco EQV Asia Pacific Equity Fund
Class C: ASICX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Asia Pacific Equity Fund (Class C)	$107	2.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$410,803,484
Total number of portfolio holdings	55
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.40%
Tencent Holdings Ltd.	6.53%
HDFC Bank Ltd., ADR	5.02%
MediaTek, Inc.	3.27%
Reliance Industries Ltd.	2.97%
BDO Unibank, Inc.	2.71%
United Overseas Bank Ltd.	2.49%
Samsung Electronics Co. Ltd.	2.48%
PT Mitra Keluarga Karyasehat Tbk	2.43%
Airtac International Group	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
APG-SAR-C
Invesco EQV Asia Pacific Equity Fund

Invesco EQV Asia Pacific Equity Fund
Class R: ASQRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Asia Pacific Equity Fund (Class R)	$83	1.69%
▼	For the period February 24, 2025 (commencement of operations) to April 30, 2025. Expenses for a full reporting period would be higher.
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$410,803,484
Total number of portfolio holdings	55
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.40%
Tencent Holdings Ltd.	6.53%
HDFC Bank Ltd., ADR	5.02%
MediaTek, Inc.	3.27%
Reliance Industries Ltd.	2.97%
BDO Unibank, Inc.	2.71%
United Overseas Bank Ltd.	2.49%
Samsung Electronics Co. Ltd.	2.48%
PT Mitra Keluarga Karyasehat Tbk	2.43%
Airtac International Group	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
APG-SAR-R
Invesco EQV Asia Pacific Equity Fund

Invesco EQV Asia Pacific Equity Fund
Class Y: ASIYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Asia Pacific Equity Fund (Class Y)	$58	1.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$410,803,484
Total number of portfolio holdings	55
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.40%
Tencent Holdings Ltd.	6.53%
HDFC Bank Ltd., ADR	5.02%
MediaTek, Inc.	3.27%
Reliance Industries Ltd.	2.97%
BDO Unibank, Inc.	2.71%
United Overseas Bank Ltd.	2.49%
Samsung Electronics Co. Ltd.	2.48%
PT Mitra Keluarga Karyasehat Tbk	2.43%
Airtac International Group	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
APG-SAR-Y
Invesco EQV Asia Pacific Equity Fund

Invesco EQV Asia Pacific Equity Fund
Class R6: ASISX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Asia Pacific Equity Fund (Class R6)	$50	1.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$410,803,484
Total number of portfolio holdings	55
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.40%
Tencent Holdings Ltd.	6.53%
HDFC Bank Ltd., ADR	5.02%
MediaTek, Inc.	3.27%
Reliance Industries Ltd.	2.97%
BDO Unibank, Inc.	2.71%
United Overseas Bank Ltd.	2.49%
Samsung Electronics Co. Ltd.	2.48%
PT Mitra Keluarga Karyasehat Tbk	2.43%
Airtac International Group	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
APG-SAR-R6
Invesco EQV Asia Pacific Equity Fund

Invesco EQV European Equity Fund
Class A: AEDAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Equity Fund (Class A)	$73	1.44%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$415,223,889
Total number of portfolio holdings	65
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
EGR-SAR-A
Invesco EQV European Equity Fund

Invesco EQV European Equity Fund
Class C: AEDCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Equity Fund (Class C)	$110	2.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$415,223,889
Total number of portfolio holdings	65
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
EGR-SAR-C
Invesco EQV European Equity Fund

Invesco EQV European Equity Fund
Class R: AEDRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Equity Fund (Class R)	$85	1.69%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$415,223,889
Total number of portfolio holdings	65
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
EGR-SAR-R
Invesco EQV European Equity Fund

Invesco EQV European Equity Fund
Class Y: AEDYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Equity Fund (Class Y)	$60	1.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$415,223,889
Total number of portfolio holdings	65
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
EGR-SAR-Y
Invesco EQV European Equity Fund

Invesco EQV European Equity Fund
Investor Class: EGINX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Equity Fund (Investor Class)	$68	1.34%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$415,223,889
Total number of portfolio holdings	65
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
EGR-SAR-INV
Invesco EQV European Equity Fund

Invesco EQV European Equity Fund
Class R6: AEGSX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Equity Fund (Class R6)	$53	1.04%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$415,223,889
Total number of portfolio holdings	65
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
EGR-SAR-R6
Invesco EQV European Equity Fund

Invesco EQV International Equity Fund
Class A: AIIEX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class A)	$64	1.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,390,369,758
Total number of portfolio holdings	83
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IGR-SAR-A
Invesco EQV International Equity Fund

Invesco EQV International Equity Fund
Class C: AIECX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class C)	$101	2.03%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,390,369,758
Total number of portfolio holdings	83
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IGR-SAR-C
Invesco EQV International Equity Fund

Invesco EQV International Equity Fund
Class R: AIERX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class R)	$76	1.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,390,369,758
Total number of portfolio holdings	83
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IGR-SAR-R
Invesco EQV International Equity Fund

Invesco EQV International Equity Fund
Class Y: AIIYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class Y)	$51	1.03%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,390,369,758
Total number of portfolio holdings	83
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IGR-SAR-Y
Invesco EQV International Equity Fund

Invesco EQV International Equity Fund
Class R5: AIEVX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class R5)	$46	0.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,390,369,758
Total number of portfolio holdings	83
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IGR-SAR-R5
Invesco EQV International Equity Fund

Invesco EQV International Equity Fund
Class R6: IGFRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class R6)	$43	0.85%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,390,369,758
Total number of portfolio holdings	83
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IGR-SAR-R6
Invesco EQV International Equity Fund

Invesco Global Focus Fund
Class A: GLVAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class A)	$62	1.24%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$537,697,171
Total number of portfolio holdings	47
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLF-SAR-A
Invesco Global Focus Fund

Invesco Global Focus Fund
Class C: GLVCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class C)	$99	1.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$537,697,171
Total number of portfolio holdings	47
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLF-SAR-C
Invesco Global Focus Fund

Invesco Global Focus Fund
Class R: GLVNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class R)	$75	1.49%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$537,697,171
Total number of portfolio holdings	47
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLF-SAR-R
Invesco Global Focus Fund

Invesco Global Focus Fund
Class Y: GLVYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class Y)	$50	0.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$537,697,171
Total number of portfolio holdings	47
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLF-SAR-Y
Invesco Global Focus Fund

Invesco Global Focus Fund
Class R5: GFFDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class R5)	$44	0.87%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$537,697,171
Total number of portfolio holdings	47
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLF-SAR-R5
Invesco Global Focus Fund

Invesco Global Focus Fund
Class R6: GLVIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class R6)	$44	0.87%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$537,697,171
Total number of portfolio holdings	47
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLF-SAR-R6
Invesco Global Focus Fund

Invesco Global Fund
Class A: OPPAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class A)	$51	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$8,332,585,263
Total number of portfolio holdings	66
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLBL-SAR-A
Invesco Global Fund

Invesco Global Fund
Class C: OGLCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class C)	$89	1.82%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$8,332,585,263
Total number of portfolio holdings	66
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLBL-SAR-C
Invesco Global Fund

Invesco Global Fund
Class R: OGLNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class R)	$64	1.32%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$8,332,585,263
Total number of portfolio holdings	66
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLBL-SAR-R
Invesco Global Fund

Invesco Global Fund
Class Y: OGLYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class Y)	$40	0.82%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$8,332,585,263
Total number of portfolio holdings	66
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLBL-SAR-Y
Invesco Global Fund

Invesco Global Fund
Class R5: GFDDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class R5)	$38	0.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$8,332,585,263
Total number of portfolio holdings	66
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLBL-SAR-R5
Invesco Global Fund

Invesco Global Fund
Class R6: OGLIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class R6)	$35	0.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$8,332,585,263
Total number of portfolio holdings	66
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLBL-SAR-R6
Invesco Global Fund

Invesco Global Opportunities Fund
Class A: OPGIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class A)	$55	1.16%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,302,883,267
Total number of portfolio holdings	126
Portfolio turnover rate	71%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLOPP-SAR-A
Invesco Global Opportunities Fund

Invesco Global Opportunities Fund
Class C: OGICX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class C)	$91	1.92%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,302,883,267
Total number of portfolio holdings	126
Portfolio turnover rate	71%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLOPP-SAR-C
Invesco Global Opportunities Fund

Invesco Global Opportunities Fund
Class R: OGINX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class R)	$67	1.42%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,302,883,267
Total number of portfolio holdings	126
Portfolio turnover rate	71%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLOPP-SAR-R
Invesco Global Opportunities Fund

Invesco Global Opportunities Fund
Class Y: OGIYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class Y)	$44	0.92%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,302,883,267
Total number of portfolio holdings	126
Portfolio turnover rate	71%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLOPP-SAR-Y
Invesco Global Opportunities Fund

Invesco Global Opportunities Fund
Class R5: GOFFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class R5)	$40	0.84%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,302,883,267
Total number of portfolio holdings	126
Portfolio turnover rate	71%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLOPP-SAR-R5
Invesco Global Opportunities Fund

Invesco Global Opportunities Fund
Class R6: OGIIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class R6)	$37	0.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,302,883,267
Total number of portfolio holdings	126
Portfolio turnover rate	71%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLOPP-SAR-R6
Invesco Global Opportunities Fund

Invesco International Small-Mid Company Fund
Class A: OSMAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class A)	$72	1.43%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,477,725,107
Total number of portfolio holdings	111
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ISMC-SAR-A
Invesco International Small-Mid Company Fund

Invesco International Small-Mid Company Fund
Class C: OSMCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class C)	$110	2.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,477,725,107
Total number of portfolio holdings	111
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ISMC-SAR-C
Invesco International Small-Mid Company Fund

Invesco International Small-Mid Company Fund
Class R: OSMNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class R)	$85	1.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,477,725,107
Total number of portfolio holdings	111
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ISMC-SAR-R
Invesco International Small-Mid Company Fund

Invesco International Small-Mid Company Fund
Class Y: OSMYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class Y)	$60	1.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,477,725,107
Total number of portfolio holdings	111
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ISMC-SAR-Y
Invesco International Small-Mid Company Fund

Invesco International Small-Mid Company Fund
Class R5: INSLX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class R5)	$54	1.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,477,725,107
Total number of portfolio holdings	111
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ISMC-SAR-R5
Invesco International Small-Mid Company Fund

Invesco International Small-Mid Company Fund
Class R6: OSCIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class R6)	$51	1.01%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,477,725,107
Total number of portfolio holdings	111
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ISMC-SAR-R6
Invesco International Small-Mid Company Fund

Invesco MSCI World SRI Index Fund
Class A: VSQAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI World SRI Index Fund (Class A)	$21	0.44%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$16,096,920
Total number of portfolio holdings	347
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GLRE-SAR-A
Invesco MSCI World SRI Index Fund

Invesco MSCI World SRI Index Fund
Class C: VSQCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI World SRI Index Fund (Class C)	$58	1.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$16,096,920
Total number of portfolio holdings	347
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GLRE-SAR-C
Invesco MSCI World SRI Index Fund

Invesco MSCI World SRI Index Fund
Class R: VSQRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI World SRI Index Fund (Class R)	$34	0.69%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$16,096,920
Total number of portfolio holdings	347
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GLRE-SAR-R
Invesco MSCI World SRI Index Fund

Invesco MSCI World SRI Index Fund
Class Y: VSQYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI World SRI Index Fund (Class Y)	$9	0.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$16,096,920
Total number of portfolio holdings	347
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GLRE-SAR-Y
Invesco MSCI World SRI Index Fund

Invesco MSCI World SRI Index Fund
Class R5: VSQFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI World SRI Index Fund (Class R5)	$9	0.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$16,096,920
Total number of portfolio holdings	347
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GLRE-SAR-R5
Invesco MSCI World SRI Index Fund

Invesco MSCI World SRI Index Fund
Class R6: VSQSX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI World SRI Index Fund (Class R6)	$9	0.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$16,096,920
Total number of portfolio holdings	347
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GLRE-SAR-R6
Invesco MSCI World SRI Index Fund

Invesco Oppenheimer International Growth Fund
Class A: OIGAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer International Growth Fund (Class A)	$58	1.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,338,034,859
Total number of portfolio holdings	62
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IGR-SAR-A
Invesco Oppenheimer International Growth Fund

Invesco Oppenheimer International Growth Fund
Class C: OIGCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer International Growth Fund (Class C)	$96	1.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,338,034,859
Total number of portfolio holdings	62
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IGR-SAR-C
Invesco Oppenheimer International Growth Fund

Invesco Oppenheimer International Growth Fund
Class R: OIGNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer International Growth Fund (Class R)	$71	1.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,338,034,859
Total number of portfolio holdings	62
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IGR-SAR-R
Invesco Oppenheimer International Growth Fund

Invesco Oppenheimer International Growth Fund
Class Y: OIGYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer International Growth Fund (Class Y)	$46	0.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,338,034,859
Total number of portfolio holdings	62
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IGR-SAR-Y
Invesco Oppenheimer International Growth Fund

Invesco Oppenheimer International Growth Fund
Class R5: INGFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer International Growth Fund (Class R5)	$41	0.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,338,034,859
Total number of portfolio holdings	62
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IGR-SAR-R5
Invesco Oppenheimer International Growth Fund

Invesco Oppenheimer International Growth Fund
Class R6: OIGIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer International Growth Fund (Class R6)	$37	0.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,338,034,859
Total number of portfolio holdings	62
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IGR-SAR-R6
Invesco Oppenheimer International Growth Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Advantage International Fund
Nasdaq:
A: QMGAX ■ C: QMGCX ■ R: QMGRX ■ Y: QMGYX ■ R5: GMAGX ■ R6: QMGIX

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
21	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–79.04%
Australia–2.06%
ANZ Group Holdings Ltd.	778	$14,877
BHP Group Ltd.	3,423	81,583
Commonwealth Bank of Australia	56	5,969
Fortescue Ltd.	5,780	59,694
Glencore PLC(a)	31,578	103,536
Goodman Group	778	14,894
Rio Tinto Ltd.	2,692	201,408
Rio Tinto PLC	3,983	237,345
Telstra Group Ltd.	3,001	8,661
Wesfarmers Ltd.	306	15,329
Woolworths Group Ltd.	750	15,137
		758,433
Belgium–0.67%
Anheuser-Busch InBev S.A./N.V.	3,129	206,229
UCB S.A.	222	40,701
		246,930
Brazil–1.96%
Alupar Investimento S.A., Series CPO	1,456	7,907
Ambev S.A.	22,800	58,535
B3 S.A. - Brasil, Bolsa, Balcao	3,500	8,320
Banco Bradesco S.A., Preference Shares	25,800	62,418
Banco do Brasil S.A.	7,000	35,684
Banco Santander Brasil S.A., Series CPO	8,300	43,173
BB Seguridade Participacoes S.A.	2,200	16,580
Centrais Eletricas Brasileiras S.A.	1,300	10,068
CPFL Energia S.A.	1,100	7,402
Equatorial Energia S.A.	1,800	11,675
Gerdau S.A., Preference Shares	2,400	6,339
Itausa S.A., Preference Shares	4,800	9,050
Petroleo Brasileiro S.A., Preference Shares	33,100	174,915
Telefonica Brasil S.A.	2,800	13,711
TIM S.A.	3,600	12,021
Vale S.A.	21,900	203,983
WEG S.A.	5,200	40,903
		722,684
Chile–0.17%
Banco de Chile	113,205	16,618
Cencosud S.A.	7,725	26,433
Falabella S.A.	4,251	19,303
		62,354
China–11.11%
Agricultural Bank of China Ltd., H Shares	48,000	29,290
Alibaba Group Holding Ltd.	37,600	561,369
Aluminum Corp. of China Ltd., H Shares	14,000	7,514
Anhui Conch Cement Co. Ltd., H Shares	3,000	8,451
ANTA Sports Products Ltd.	600	7,089
Baidu, Inc., A Shares(a)	4,800	52,930
Shares		Value
China–(continued)
Bank of China Ltd., H Shares	597,000	$333,349
Bank of Communications Co. Ltd., H Shares	95,000	83,074
BOC Hong Kong (Holdings) Ltd.	14,000	58,077
BYD Co. Ltd., H Shares	5,000	237,481
BYD Electronic International Co. Ltd.	1,500	6,226
China CITIC Bank Corp. Ltd., H Shares	65,000	51,410
China Construction Bank Corp., H Shares	545,000	447,678
China Everbright Bank Co. Ltd., H Shares	17,000	7,382
China Galaxy Securities Co. Ltd., H Shares	7,000	6,359
China Hongqiao Group Ltd.	36,500	65,518
China Life Insurance Co. Ltd., H Shares	6,000	10,966
China Mengniu Dairy Co. Ltd.	5,000	12,453
China Merchants Bank Co. Ltd., H Shares	9,000	49,092
China Minsheng Banking Corp. Ltd., H Shares	44,000	20,647
China Overseas Land & Investment Ltd.	10,500	18,629
China Pacific Insurance (Group) Co. Ltd., H Shares	10,800	29,384
China Petroleum & Chemical Corp., H Shares	50,000	25,524
China Resources Land Ltd.	4,500	15,141
China Resources Power Holdings Co. Ltd.	4,000	9,650
China Taiping Insurance Holdings Co. Ltd.	9,000	12,463
China Tower Corp. Ltd., H Shares(b)	9,600	13,905
Chongqing Rural Commercial Bank Co. Ltd., H Shares	9,000	6,910
CITIC Ltd.	15,000	18,235
CITIC Telecom International Holdings Ltd.	20,000	6,084
CMOC Group Ltd., H Shares	9,000	7,066
COSCO SHIPPING Holdings Co. Ltd., H Shares	5,000	7,545
CSPC Pharmaceutical Group Ltd.	18,640	14,682
Full Truck Alliance Co. Ltd., ADR	1,223	13,893
Geely Automobile Holdings Ltd.	9,000	18,894
Great Wall Motor Co. Ltd.	5,000	7,145
H World Group Ltd., ADR	195	6,677
Haier Smart Home Co. Ltd., H Shares	3,600	10,447
Industrial & Commercial Bank of China Ltd., H Shares	539,000	369,221
JD Logistics, Inc.(a)(b)	7,600	11,920
JD.com, Inc., A Shares	9,166	149,236
Kanzhun Ltd., ADR(a)	417	6,380
KE Holdings, Inc., ADR	2,816	57,165
Kingsoft Corp. Ltd.	1,600	7,972
Kuaishou Technology(a)(b)	1,700	11,220
Kunlun Energy Co. Ltd.	6,000	5,719
Lenovo Group Ltd.	10,000	11,566
Li Auto, Inc., A Shares(a)	2,500	30,462
Li Ning Co. Ltd.	3,500	6,599
Meituan, B Shares(a)(b)	6,500	107,623
MINISO Group Holding Ltd., ADR	472	8,510
NetEase, Inc.	3,000	64,489
New China Life Insurance Co. Ltd., H Shares	3,700	13,512
New Oriental Education & Technology Group, Inc.	2,800	13,718
Nongfu Spring Co. Ltd.(b)	1,600	7,355
PDD Holdings, Inc., ADR(a)	1,287	135,869
PetroChina Co. Ltd., H Shares	36,000	27,509
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Shares		Value
China–(continued)
Ping An Insurance (Group) Co. of China Ltd., H Shares	18,000	$107,731
Postal Savings Bank of China Co. Ltd., H Shares(b)	17,000	10,451
Sino Biopharmaceutical Ltd.	51,000	25,612
SITC International Holdings Co. Ltd.	3,000	8,307
Sunny Optical Technology Group Co. Ltd.	800	6,731
Tencent Holdings Ltd.	6,200	379,756
Tencent Music Entertainment Group, ADR	2,334	31,322
Trip.com Group Ltd.	800	48,193
Vipshop Holdings Ltd., ADR	1,890	25,742
Want Want China Holdings Ltd.	35,000	22,904
Wuxi Biologics (Cayman), Inc.(a)(b)	3,000	8,713
XPeng, Inc.(a)	700	6,516
Yum China Holdings, Inc.	389	16,848
Zhejiang Expressway Co. Ltd., H Shares	10,000	8,242
Zijin Mining Group Co. Ltd., H Shares	8,000	17,477
ZTO Express (Cayman), Inc., ADR	1,593	29,470
		4,098,689
Colombia–0.05%
Bancolombia S.A., Preference Shares	1,675	17,204
Denmark–0.77%
A.P. Moller - Maersk A/S, Class B	59	101,591
Danske Bank A/S	1,252	43,929
DSV A/S	83	17,593
Genmab A/S(a)	176	37,319
Novo Nordisk A/S, Class B	1,280	85,583
		286,015
Finland–0.28%
Nokia OYJ	13,088	65,429
Nordea Bank Abp	1,195	16,550
UPM-Kymmene OYJ	889	23,546
		105,525
France–5.20%
AXA S.A.	472	22,324
BNP Paribas S.A.	3,755	318,159
Capgemini SE	361	57,635
Cie de Saint-Gobain S.A.	1,166	126,765
Cie Generale des Etablissements Michelin S.C.A.	1,723	63,003
Credit Agricole S.A.	4,865	91,251
Danone S.A.	417	35,881
ENGIE S.A.	9,815	202,860
EssilorLuxottica S.A.	111	31,985
Kering S.A.	195	39,673
Legrand S.A.	667	73,303
L’Oreal S.A.	111	49,047
Orange S.A.	8,336	120,939
Safran S.A.	83	22,088
Schneider Electric SE	167	39,019
Societe Generale S.A.	2,333	121,640
STMicroelectronics N.V.	1,195	27,171
Thales S.A.	29	8,124
TotalEnergies SE	3,784	215,518
Vinci S.A.	1,792	251,717
		1,918,102
Shares		Value
Germany–6.20%
adidas AG	111	$25,540
Allianz SE	234	96,777
BASF SE	361	18,436
Bayer AG	1,834	48,064
Bayerische Motoren Werke AG	1,195	101,357
Deutsche Bank AG	6,088	159,629
Deutsche Boerse AG	28	9,019
Deutsche Post AG	2,084	89,045
Deutsche Telekom AG	15,391	552,807
Dr. Ing. h.c. F. Porsche AG, Preference Shares(b)	250	12,568
E.ON SE	3,946	69,014
Henkel AG & Co. KGaA, Preference Shares	556	43,182
Infineon Technologies AG	306	10,136
Mercedes-Benz Group AG	2,077	124,181
Merck KGaA	171	23,807
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	56	38,338
RWE AG	1,778	69,047
SAP SE	644	188,427
Siemens AG	1,522	350,458
Siemens Energy AG, Class A(a)	1,139	87,912
Siemens Healthineers AG(b)	445	23,989
Volkswagen AG, Preference Shares	1,223	133,075
Vonovia SE	333	11,046
		2,285,854
Greece–0.25%
Athens International Airport S.A.	806	8,351
Eurobank Ergasias Services and Holdings S.A.	9,354	26,547
Hellenic Telecommunications Organization S.A.	788	14,954
National Bank of Greece S.A.	2,584	27,425
OPAP S.A.	695	15,442
		92,719
Hong Kong–1.34%
AIA Group Ltd.	8,800	65,937
CK Hutchison Holdings Ltd.	21,000	118,421
Hang Seng Bank Ltd.	1,900	26,522
Hong Kong Exchanges & Clearing Ltd.	300	13,107
Prudential PLC	4,779	50,814
Sun Hung Kai Properties Ltd.	22,000	208,701
Techtronic Industries Co. Ltd.	1,000	10,064
		493,566
Hungary–0.15%
MOL Hungarian Oil & Gas PLC	834	7,062
OTP Bank Nyrt.	556	41,071
Richter Gedeon Nyrt	250	7,582
		55,715
Indonesia–0.58%
PT Alamtri Resources (Indonesia) Tbk	62,900	7,205
PT Astra International Tbk	61,000	17,631
PT Bank Central Asia Tbk	167,900	89,271
PT Bank Mandiri (Persero) Tbk	21,100	6,231
PT Bank Negara Indonesia (Persero) Tbk	31,600	7,963
PT Bank Rakyat Indonesia (Persero) Tbk	29,900	6,925
PT Barito Renewables Energy Tbk	26,600	9,638
PT Kalbe Farma Tbk	66,100	5,448
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Shares		Value
Indonesia–(continued)
PT Telkom Indonesia (Persero) Tbk	352,000	$55,482
PT United Tractors Tbk	5,600	7,653
		213,447
Italy–1.22%
Assicurazioni Generali S.p.A.	306	11,184
Enel S.p.A.	5,613	48,659
Ferrari N.V.	83	37,996
Intesa Sanpaolo S.p.A.	12,115	64,673
Poste Italiane S.p.A.(b)	1,223	24,823
UniCredit S.p.A.	4,506	262,163
		449,498
Japan–11.86%
Asahi Group Holdings Ltd.	10,500	145,134
Astellas Pharma, Inc.	900	9,013
Bridgestone Corp.	1,800	75,267
Canon, Inc.	2,100	64,805
Central Japan Railway Co.	4,400	92,593
Chugai Pharmaceutical Co. Ltd.	500	28,805
Dai-ichi Life Holdings, Inc.	12,000	86,645
Daiichi Sankyo Co. Ltd.	500	12,790
Denso Corp.	1,500	19,368
FANUC Corp.	200	5,076
Fast Retailing Co. Ltd.	100	32,895
Fujitsu Ltd.	1,300	28,880
Hitachi Ltd.	7,100	175,480
Honda Motor Co. Ltd.	12,300	125,149
Hoya Corp.	100	11,767
ITOCHU Corp.	2,300	117,629
Japan Post Bank Co. Ltd.	3,100	31,874
Japan Post Holdings Co. Ltd.	3,300	32,077
Japan Tobacco, Inc.	4,200	129,394
Kao Corp.	300	12,846
KDDI Corp.	4,400	77,984
Komatsu Ltd.	1,800	52,055
Kyocera Corp.	4,400	52,148
LY Corp.	6,400	24,205
Mitsubishi Corp.	6,400	121,514
Mitsubishi Electric Corp.	3,500	67,709
Mitsubishi Estate Co. Ltd.	3,700	64,994
Mitsubishi UFJ Financial Group, Inc.	21,200	267,101
Mitsui & Co. Ltd.	7,000	141,548
Mizuho Financial Group, Inc.	5,670	141,765
MS&AD Insurance Group Holdings, Inc.	1,000	22,730
Murata Manufacturing Co. Ltd.	3,100	44,164
Nintendo Co. Ltd.	600	49,812
Nippon Telegraph & Telephone Corp.	92,000	96,165
Olympus Corp.	6,700	87,790
ORIX Corp.	2,600	52,156
Otsuka Holdings Co. Ltd.	1,400	68,251
Panasonic Holdings Corp.	12,200	139,885
Recruit Holdings Co. Ltd.	2,900	160,704
Renesas Electronics Corp.	8,800	103,270
Seven & i Holdings Co. Ltd.	3,300	48,578
Shin-Etsu Chemical Co. Ltd.	700	21,302
SoftBank Corp.	26,300	39,798
SoftBank Group Corp.	200	10,114
Sompo Holdings, Inc.	2,800	91,759
Shares		Value
Japan–(continued)
Sony Group Corp.	9,600	$253,275
Sumitomo Corp.	4,700	114,757
Sumitomo Mitsui Financial Group, Inc.	8,300	198,015
Suzuki Motor Corp.	3,000	35,951
Takeda Pharmaceutical Co. Ltd.	2,938	88,870
Tokio Marine Holdings, Inc.	1,100	44,091
Toyota Industries Corp.	400	46,910
Toyota Motor Corp.	16,000	305,591
		4,372,448
Luxembourg–0.25%
ArcelorMittal S.A.	3,072	90,844
Malaysia–0.86%
CelcomDigi Bhd.	11,200	9,924
CIMB Group Holdings Bhd.	18,400	30,395
Gamuda Bhd.	7,200	7,094
Hong Leong Bank Bhd.	1,500	6,953
IHH Healthcare Bhd.	13,700	21,957
Malayan Banking Bhd.	25,600	59,323
MISC Bhd.	13,100	22,779
Petronas Chemicals Group Bhd.	8,800	7,509
Public Bank Bhd.	25,500	26,435
QL Resources Bhd.	10,400	11,568
RHB Bank Bhd.	13,200	20,361
Telekom Malaysia Bhd.	19,800	31,205
Tenaga Nasional Bhd.	13,900	44,704
TIME dotCom Bhd.	13,900	16,590
		316,797
Mexico–0.95%
America Movil S.A.B. de C.V., Class B	103,100	88,955
Arca Continental S.A.B. de C.V.	3,200	33,675
CEMEX S.A.B. de C.V., Series CPO	20,100	12,402
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	1,200	11,303
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	9,200	96,816
Grupo Financiero Banorte S.A.B. de C.V., Class O	3,300	28,358
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	5,200	13,367
Grupo Mexico S.A.B. de C.V., Class B	7,200	37,412
Wal-Mart de Mexico S.A.B. de C.V., Series V	9,173	29,071
		351,359
Netherlands–1.99%
ASML Holding N.V.	205	137,236
EXOR N.V.	556	52,495
Heineken Holding N.V.	306	23,926
ING Groep N.V.	9,047	175,686
Koninklijke Ahold Delhaize N.V.	2,816	115,622
Koninklijke Philips N.V.(a)	2,779	70,530
NXP Semiconductors N.V.	484	89,206
Prosus N.V.(a)	722	33,851
Wolters Kluwer N.V.	195	34,429
		732,981
Peru–0.12%
Credicorp Ltd.	222	44,886
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Shares		Value
Philippines–0.16%
Bank of the Philippine Islands	5,440	$13,640
International Container Terminal Services, Inc.	7,200	44,036
		57,676
Poland–0.16%
Asseco Poland S.A.	306	12,636
Bank Polska Kasa Opieki S.A.	361	18,094
KGHM Polska Miedz S.A.	222	7,087
Powszechna Kasa Oszczednosci Bank Polski S.A.	611	11,747
Powszechny Zaklad Ubezpieczen S.A.	528	8,237
		57,801
Romania–0.03%
NEPI Rockcastle N.V.(a)	1,278	9,803
Russia–0.00%
Sberbank of Russia PJSC(c)	9,800	0
Tatneft PJSC(c)	1,980	0
VTB Bank PJSC(a)(c)	1,943	0
		0
Singapore–0.94%
DBS Group Holdings Ltd.	800	25,991
Oversea-Chinese Banking Corp. Ltd.	7,400	91,581
Sea Ltd., ADR(a)	1,112	149,064
Singapore Telecommunications Ltd.	4,800	13,887
United Overseas Bank Ltd.	2,500	66,397
		346,920
South Africa–1.06%
Absa Group Ltd.	1,849	17,064
Anglo American PLC	1,084	29,591
Bid Corp. Ltd.	639	16,058
Bidvest Group Ltd. (The)	528	6,694
Capitec Bank Holdings Ltd.	341	63,292
Clicks Group Ltd.	333	7,093
Discovery Ltd.	667	7,409
FirstRand Ltd.	11,266	44,110
Gold Fields Ltd.	2,001	44,880
Impala Platinum Holdings Ltd.(a)	1,528	9,087
Naspers Ltd.	111	29,187
Nedbank Group Ltd.	2,834	38,708
Sanlam Ltd.	2,084	9,489
Sasol Ltd.(a)	1,667	5,758
Shoprite Holdings Ltd.	2,162	33,265
Standard Bank Group Ltd.	2,417	30,184
		391,869
South Korea–1.21%
Celltrion, Inc.	6	680
KB Financial Group, Inc.	195	12,324
LG Energy Solution Ltd.(a)	56	12,776
NAVER Corp.	176	24,764
Samsung Biologics Co. Ltd.(a)(b)	28	20,722
Samsung C&T Corp.	199	17,126
Samsung Electronics Co. Ltd.	7,988	311,672
Samsung SDI Co. Ltd.	83	10,278
Samsung SDI Co. Ltd., Rts., expiring 06/30/2025(a)	11	231
Shinhan Financial Group Co. Ltd.	306	11,059
Shares		Value
South Korea–(continued)
SK hynix, Inc.	195	$24,331
		445,963
Spain–2.99%
Aena SME S.A.(b)	28	7,034
Amadeus IT Group S.A.	278	21,882
Banco Bilbao Vizcaya Argentaria S.A.	13,143	180,375
Banco Santander S.A.	59,686	420,241
CaixaBank S.A.	1,417	10,860
Endesa S.A.	278	8,349
Iberdrola S.A.	13,456	242,556
Industria de Diseno Textil S.A.	1,056	56,787
Repsol S.A.	7,454	91,115
Telefonica S.A.	12,226	62,808
		1,102,007
Sweden–1.28%
Assa Abloy AB, Class B	361	10,958
Atlas Copco AB, Class A	834	12,909
Essity AB, Class B	278	8,039
Hexagon AB, Class B	3,946	38,405
Investor AB, Class B	4,168	123,491
Sandvik AB	2,306	47,606
Skandinaviska Enskilda Banken AB, Class A	639	10,139
Spotify Technology S.A.(a)	146	89,641
Svenska Handelsbanken AB, Class A	3,168	41,469
Swedbank AB, Class A	2,167	54,097
Telefonaktiebolaget LM Ericsson, Class B	4,251	35,910
		472,664
Switzerland–4.33%
ABB Ltd.	1,028	54,289
DSM-Firmenich AG	1,309	142,201
Geberit AG	28	19,396
Givaudan S.A.	2	9,649
Kuehne + Nagel International AG, Class R	83	19,115
Lonza Group AG	28	20,118
Nestle S.A.	732	77,912
Partners Group Holding AG	10	13,103
Roche Holding AG	1,960	640,893
Swisscom AG	56	37,346
UBS Group AG	17,264	524,055
Zurich Insurance Group AG	57	40,428
		1,598,505
Taiwan–7.36%
Advantech Co. Ltd.	2,000	20,952
ASE Technology Holding Co. Ltd., ADR	5,149	44,951
Asia Cement Corp.	8,000	11,268
Asustek Computer, Inc.	3,000	54,861
Catcher Technology Co. Ltd.	8,000	54,458
Cathay Financial Holding Co. Ltd.	24,000	44,220
Chailease Holding Co. Ltd.	3,000	10,794
Chang Hwa Commercial Bank Ltd.	21,320	12,157
Cheng Shin Rubber Industry Co. Ltd.	5,000	7,723
China Steel Corp.	41,000	26,514
Chunghwa Telecom Co. Ltd., ADR	6,350	256,794
CTBC Financial Holding Co. Ltd.	26,000	32,038
Delta Electronics, Inc.	4,000	41,913
E Ink Holdings, Inc.	1,000	6,986
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Shares		Value
Taiwan–(continued)
E.Sun Financial Holding Co. Ltd.	26,460	$23,469
Evergreen Marine Corp. Taiwan Ltd.	2,800	18,141
Far Eastern New Century Corp.	46,000	47,336
Far EasTone Telecommunications Co. Ltd.	15,000	40,223
First Financial Holding Co. Ltd.	36,510	29,073
Formosa Chemicals & Fibre Corp.	21,000	16,411
Formosa Plastics Corp.	20,000	21,309
Fubon Financial Holding Co. Ltd.	19,757	52,365
Hon Hai Precision Industry Co. Ltd.	57,000	253,952
Hua Nan Financial Holdings Co. Ltd.	32,210	27,273
KGI Financial Holding Co. Ltd.	30,000	15,560
MediaTek, Inc.	2,000	84,986
Mega Financial Holding Co. Ltd.	23,750	28,127
Nan Ya Plastics Corp.	22,000	21,083
Novatek Microelectronics Corp.	2,000	32,526
Pegatron Corp.	24,000	60,978
President Chain Store Corp.	5,000	40,888
Quanta Computer, Inc.	4,000	30,051
Radiant Opto-Electronics Corp.	2,000	9,290
Shanghai Commercial & Savings Bank Ltd. (The)	13,000	19,171
SinoPac Financial Holdings Co. Ltd.	19,600	13,097
Synnex Technology International Corp.	5,000	11,093
Taiwan Cooperative Financial Holding Co. Ltd.	27,455	20,969
Taiwan High Speed Rail Corp.	24,000	20,375
Taiwan Mobile Co. Ltd.	31,000	110,066
Taiwan Secom Co. Ltd.	2,000	7,177
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,477	746,271
TCC Group Holdings Co. Ltd.	23,000	21,374
Uni-President Enterprises Corp.	44,000	105,739
United Microelectronics Corp., ADR	7,909	55,679
Wan Hai Lines Ltd.	4,000	10,397
Wistron Corp.	9,000	28,879
WPG Holdings Ltd.	7,000	14,830
Yageo Corp.	1,194	17,120
Yuanta Financial Holding Co. Ltd.	33,859	33,174
		2,714,081
Turkey–0.32%
Akbank T.A.S.	10,948	13,912
BIM Birlesik Magazalar A.S.	1,138	13,369
KOC Holding A.S.	5,057	18,207
Turk Hava Yollari AO(a)	4,001	29,687
Turkiye Garanti Bankasi A.S.	3,946	10,607
Turkiye Is Bankasi A.S., Class C	28,121	7,571
Turkiye Petrol Rafinerileri A.S.	5,224	16,980
Yapi Ve Kredi Bankasi A.S.(a)	13,338	7,933
		118,266
United Kingdom–5.81%
3i Group PLC	417	23,640
AngloGold Ashanti PLC	750	31,224
Associated British Foods PLC	945	26,049
AstraZeneca PLC	427	61,175
BAE Systems PLC	7,311	169,488
Barclays PLC	35,034	139,563
British American Tobacco PLC	1,056	45,998
Shares		Value
United Kingdom–(continued)
Coca-Cola Europacific Partners PLC	341	$30,942
Compass Group PLC	1,167	39,345
Haleon PLC	15,818	79,594
HSBC Holdings PLC	39,180	436,754
Imperial Brands PLC	3,186	130,731
Lloyds Banking Group PLC	175,189	172,119
London Stock Exchange Group PLC	85	13,235
National Grid PLC	1,223	17,653
NatWest Group PLC	20,682	133,033
Reckitt Benckiser Group PLC	167	10,779
Rolls-Royce Holdings PLC	8,225	83,257
Shell PLC	1,945	62,769
SSE PLC	3,918	88,336
Standard Chartered PLC	4,723	68,027
Tesco PLC	4,974	24,616
Unilever PLC	1,501	95,569
Vodafone Group PLC	160,196	157,425
		2,141,321
United States–5.35%
Alcon AG	139	13,505
Atlassian Corp., Class A(a)	56	12,785
BP PLC	56,329	260,093
CRH PLC	500	47,425
Experian PLC	528	26,269
Ferguson Enterprises, Inc.	83	14,094
Ferrovial SE	250	12,196
GSK PLC	13,456	266,196
Holcim AG(a)	945	105,601
JBS S.A.	2,700	20,972
Novartis AG	5,238	597,432
Sanofi S.A.	3,983	435,708
Stellantis N.V.	16,273	151,427
Swiss Re AG	56	10,052
		1,973,755
Vietnam–0.00%
Vietnam Dairy Products JSC	2	5
Total Common Stocks & Other Equity Interests (Cost $23,794,586)		29,146,686
Preferred Stocks–0.01%
Multinational–0.01%
Harambee Re Ltd., Pfd.(c)	3	635
Viribus Re Ltd., Pfd.(c)	29,303	2,178
Total Preferred Stocks (Cost $30,046)		2,813
Money Market Funds–18.39%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	2,374,119	2,374,119
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	4,409,060	4,409,060
Total Money Market Funds (Cost $6,783,179)		6,783,179
TOTAL INVESTMENTS IN SECURITIES—97.44% (Cost $30,607,811)		35,932,678
OTHER ASSETS LESS LIABILITIES–2.56%		943,666
NET ASSETS–100.00%		$36,876,344
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
Pfd.	– Preferred
Rts.	– Rights
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $260,323, which represented less than 1% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,261,715	$2,474,301	$(2,361,897)	$-	$-	$2,374,119	$43,739
Invesco Treasury Portfolio, Institutional Class	4,200,310	4,595,131	(4,386,381)	-	-	4,409,060	80,528
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	97,590	(97,590)	-	-	-	170*
Invesco Private Prime Fund	-	241,608	(241,604)	-	(4)	-	457*
Total	$6,462,025	$7,408,630	$(7,087,472)	$-	$(4)	$6,783,179	$124,894

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Currency Risk
Canadian Dollar	39	June-2025	$2,835,885	$114,959	$114,959
Equity Risk
S&P/TSX 60 Index	13	June-2025	2,819,527	36,552	36,552
Total Futures Contracts				$151,511	$151,511

(a)	Futures contracts collateralized by $243,425 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.130%	Monthly	53	June—2025	USD	133,447	$—	$4,412	$4,412
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.170%	Monthly	21	June—2025	USD	52,875	—	1,748	1,748
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.210%	Monthly	1,048	July—2025	USD	2,675,324	—	50,640	50,640
Total — Total Return Swap Agreements									$—	$56,800	$56,800

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $23,824,632)	$29,149,499
Investments in affiliated money market funds, at value (Cost $6,783,179)	6,783,179
Other investments:
Variation margin receivable — futures contracts	8,575
Swaps receivable — OTC	74,467
Unrealized appreciation on swap agreements — OTC	56,800
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	243,425
Cash	156,441
Foreign currencies, at value (Cost $155,006)	156,260
Receivable for:
Fund shares sold	71,690
Dividends	220,131
Foreign withholding tax claims	591
Interest	381
Investment for trustee deferred compensation and retirement plans	20,803
Other assets	35,011
Total assets	36,977,253
Liabilities:
Other investments:
Swaps payable — OTC	15,344
Payable for:
Fund shares reacquired	10,656
Accrued fees to affiliates	11,296
Accrued trustees’ and officers’ fees and benefits	194
Accrued other operating expenses	42,616
Trustee deferred compensation and retirement plans	20,803
Total liabilities	100,909
Net assets applicable to shares outstanding	$36,876,344
Net assets consist of:
Shares of beneficial interest	$33,677,066
Distributable earnings	3,199,278
$36,876,344
Net Assets:
Class A	$19,268,725
Class C	$3,418,493
Class R	$4,846,845
Class Y	$1,296,554
Class R5	$11,426
Class R6	$8,034,301
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,658,064
Class C	308,035
Class R	423,211
Class Y	110,099
Class R5	974
Class R6	680,619
Class A:
Net asset value per share	$11.62
Maximum offering price per share (Net asset value of $11.62 ÷ 94.50%)	$12.30
Class C:
Net asset value and offering price per share	$11.10
Class R:
Net asset value and offering price per share	$11.45
Class Y:
Net asset value and offering price per share	$11.78
Class R5:
Net asset value and offering price per share	$11.73
Class R6:
Net asset value and offering price per share	$11.80
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Interest	$28,373
Dividends (net of foreign withholding taxes of $57,541)	505,903
Dividends from affiliated money market funds (includes net securities lending income of $892)	125,159
Foreign withholding tax claims	591
Total investment income	660,026
Expenses:
Advisory fees	80,326
Administrative services fees	2,238
Custodian fees	14,717
Distribution fees:
Class A	19,023
Class C	15,253
Class R	11,172
Transfer agent fees — A, C, R and Y	21,349
Transfer agent fees — R5	2
Transfer agent fees — R6	1,146
Trustees’ and officers’ fees and benefits	9,798
Registration and filing fees	38,902
Reports to shareholders	5,505
Professional services fees	34,769
Other	23,411
Total expenses	277,611
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(81,397)
Net expenses	196,214
Net investment income	463,812
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	463,994
Affiliated investment securities	(4)
Foreign currencies	(6,733)
Forward foreign currency contracts	(357)
Futures contracts	(62,512)
Swap agreements	43,031
437,419
Change in net unrealized appreciation of:
Unaffiliated investment securities	1,353,571
Foreign currencies	10,761
Futures contracts	147,915
Swap agreements	191,312
1,703,559
Net realized and unrealized gain	2,140,978
Net increase in net assets resulting from operations	$2,604,790
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$463,812	$907,076
Net realized gain	437,419	697,271
Change in net unrealized appreciation	1,703,559	2,945,640
Net increase in net assets resulting from operations	2,604,790	4,549,987
Distributions to shareholders from distributable earnings:
Class A	(654,803)	(762,544)
Class C	(114,838)	(134,768)
Class R	(174,035)	(213,318)
Class Y	(51,376)	(88,402)
Class R5	(481)	(558)
Class R6	(326,197)	(367,859)
Total distributions from distributable earnings	(1,321,730)	(1,567,449)
Share transactions–net:
Class A	3,102,161	(373,213)
Class C	197,023	(63,802)
Class R	284,922	(105,805)
Class Y	34,830	(504,755)
Class R6	(24,605)	378,223
Net increase (decrease) in net assets resulting from share transactions	3,594,331	(669,352)
Net increase in net assets	4,877,391	2,313,186
Net assets:
Beginning of period	31,998,953	29,685,767
End of period	$36,876,344	$31,998,953
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$11.25	$0.16	$0.68	$0.84	$(0.47)	$—	$(0.47)	$11.62	7.83%(d)	$19,269	1.16%(d)(e)	1.69%(d)(e)	2.87%(d)(e)	56%
Year ended 10/31/24	10.25	0.31	1.23	1.54	(0.54)	—	(0.54)	11.25	15.61 (d)	15,506	1.06 (d)	1.95 (d)	2.88 (d)	156
Year ended 10/31/23	10.06	0.39	(0.20)	0.19	—	—	—	10.25	1.89 (d)	14,417	0.83 (d)	1.84 (d)	3.65 (d)	196
Year ended 10/31/22	13.37	0.32	(2.00)	(1.68)	(0.14)	(1.49)	(1.63)	10.06	(14.27)(d)	12,412	0.83 (d)	1.87 (d)	2.85 (d)	157
Year ended 10/31/21	10.83	0.25	2.30	2.55	—	(0.01)	(0.01)	13.37	23.54 (d)	12,502	0.87 (d)	2.27 (d)	1.89 (d)	141
Year ended 10/31/20	10.90	0.12	(0.13)	(0.01)	—	(0.06)	(0.06)	10.83	(0.09)	9,934	0.94	1.74	1.08	238
Class C
Six months ended 04/30/25	10.73	0.11	0.66	0.77	(0.40)	—	(0.40)	11.10	7.48	3,418	1.91 (e)	2.45 (e)	2.12 (e)	56
Year ended 10/31/24	9.78	0.22	1.18	1.40	(0.45)	—	(0.45)	10.73	14.79	3,104	1.81	2.72	2.13	156
Year ended 10/31/23	9.67	0.29	(0.18)	0.11	—	—	—	9.78	1.14	2,878	1.58	2.60	2.90	196
Year ended 10/31/22	12.90	0.23	(1.93)	(1.70)	(0.04)	(1.49)	(1.53)	9.67	(14.94)	2,920	1.58	2.64	2.10	157
Year ended 10/31/21	10.52	0.14	2.25	2.39	—	(0.01)	(0.01)	12.90	22.72	3,350	1.62	3.04	1.14	141
Year ended 10/31/20	10.66	0.04	(0.12)	(0.08)	—	(0.06)	(0.06)	10.52	(0.75)	3,241	1.65	2.49	0.37	238
Class R
Six months ended 04/30/25	11.08	0.14	0.68	0.82	(0.45)	—	(0.45)	11.45	7.69	4,847	1.41 (e)	1.95 (e)	2.62 (e)	56
Year ended 10/31/24	10.10	0.28	1.21	1.49	(0.51)	—	(0.51)	11.08	15.31	4,384	1.31	2.22	2.63	156
Year ended 10/31/23	9.94	0.36	(0.20)	0.16	—	—	—	10.10	1.61	4,071	1.08	2.10	3.40	196
Year ended 10/31/22	13.23	0.29	(1.98)	(1.69)	(0.11)	(1.49)	(1.60)	9.94	(14.53)	3,521	1.08	2.14	2.60	157
Year ended 10/31/21	10.74	0.21	2.29	2.50	—	(0.01)	(0.01)	13.23	23.27	4,360	1.12	2.54	1.64	141
Year ended 10/31/20	10.83	0.09	(0.12)	(0.03)	—	(0.06)	(0.06)	10.74	(0.28)	3,607	1.14	1.99	0.88	238
Class Y
Six months ended 04/30/25	11.41	0.17	0.70	0.87	(0.50)	—	(0.50)	11.78	7.95	1,297	0.91 (e)	1.45 (e)	3.12 (e)	56
Year ended 10/31/24	10.40	0.35	1.23	1.58	(0.57)	—	(0.57)	11.41	15.81	1,213	0.79	1.72	3.15	156
Year ended 10/31/23	10.17	0.42	(0.19)	0.23	—	—	—	10.40	2.26	1,586	0.58	1.60	3.90	196
Year ended 10/31/22	13.51	0.34	(2.01)	(1.67)	(0.18)	(1.49)	(1.67)	10.17	(14.12)	3,076	0.58	1.64	3.10	157
Year ended 10/31/21	10.91	0.28	2.33	2.61	—	(0.01)	(0.01)	13.51	23.92	1,178	0.62	2.04	2.14	141
Year ended 10/31/20	10.95	0.14	(0.12)	0.02	—	(0.06)	(0.06)	10.91	0.18	890	0.71	1.49	1.31	238
Class R5
Six months ended 04/30/25	11.36	0.17	0.69	0.86	(0.49)	—	(0.49)	11.73	7.96	11	0.91 (e)	1.31 (e)	3.12 (e)	56
Year ended 10/31/24	10.35	0.34	1.24	1.58	(0.57)	—	(0.57)	11.36	15.88	11	0.82	1.59	3.12	156
Year ended 10/31/23	10.14	0.42	(0.21)	0.21	—	—	—	10.35	2.07	10	0.58	1.42	3.90	196
Year ended 10/31/22	13.46	0.35	(2.00)	(1.65)	(0.18)	(1.49)	(1.67)	10.14	(14.02)	10	0.58	1.47	3.10	157
Year ended 10/31/21	10.88	0.28	2.31	2.59	—	(0.01)	(0.01)	13.46	23.80	13	0.62	1.85	2.14	141
Year ended 10/31/20	10.91	0.15	(0.12)	0.03	—	(0.06)	(0.06)	10.88	0.28	11	0.66	1.47	1.36	238
Class R6
Six months ended 04/30/25	11.43	0.17	0.69	0.86	(0.49)	—	(0.49)	11.80	7.91	8,034	0.91 (e)	1.31 (e)	3.12 (e)	56
Year ended 10/31/24	10.41	0.35	1.24	1.59	(0.57)	—	(0.57)	11.43	15.89	7,780	0.82	1.59	3.12	156
Year ended 10/31/23	10.19	0.42	(0.20)	0.22	—	—	—	10.41	2.16	6,724	0.58	1.42	3.90	196
Year ended 10/31/22	13.53	0.35	(2.02)	(1.67)	(0.18)	(1.49)	(1.67)	10.19	(14.10)	1	0.58	1.47	3.10	157
Year ended 10/31/21	10.93	0.28	2.33	2.61	—	(0.01)	(0.01)	13.53	23.88	2	0.62	1.85	2.14	141
Year ended 10/31/20	10.96	0.14	(0.11)	0.03	—	(0.06)	(0.06)	10.93	0.28	2	0.68	1.47	1.34	238

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24%, 0.23%, 0.24%, 0.23%
and 0.23% for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022 and 2021, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Advantage International Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
Prior to February 10, 2020, the Fund sought to gain exposure to Regulation S securities primarily through investments in the Invesco Oppenheimer Global Multi-Asset Growth Fund (Cayman) Ltd. (the “Subsidiary”), a wholly owned and controlled subsidiary by the Fund that was organized under the laws of the Cayman Islands. Effective February 10, 2020, the Subsidiary liquidated and ceased operations. For periods prior to February 10, 2020, the Subsidiary operations were consolidated on the Financial Highlights.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Advantage International Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Invesco Advantage International Fund

I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

Invesco Advantage International Fund

associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
O.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying

Invesco Advantage International Fund

degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
P.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.
The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
The Fund’s Japanese investments may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.490%
Next $500 million	0.470%
Next $4.0 billion	0.440%
Over $5.0 billion	0.420%
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.49%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to

Invesco Advantage International Fund

the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least February 28, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.18%, 1.93%, 1.43%, 0.93%, 0.93% and 0.93%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $53,874, reimbursed fund level expenses of $3,119 and reimbursed class level expenses of $13,933, $2,599, $3,807, $1,010, $2 and $1,146 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $5,111 in front-end sales commissions from the sale of Class A shares and $0 and $15 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$758,433	$—	$758,433
Belgium	—	246,930	—	246,930
Brazil	722,684	—	—	722,684
Chile	62,354	—	—	62,354
China	331,876	3,766,813	—	4,098,689
Colombia	17,204	—	—	17,204
Denmark	—	286,015	—	286,015
Finland	—	105,525	—	105,525
France	—	1,918,102	—	1,918,102
Germany	—	2,285,854	—	2,285,854
Greece	—	92,719	—	92,719
Hong Kong	—	493,566	—	493,566
Hungary	—	55,715	—	55,715
Indonesia	—	213,447	—	213,447
Italy	—	449,498	—	449,498
Japan	—	4,372,448	—	4,372,448
Luxembourg	—	90,844	—	90,844
Malaysia	—	316,797	—	316,797
Mexico	351,359	—	—	351,359
Multinational	—	—	2,813	2,813
Netherlands	89,206	643,775	—	732,981
Peru	44,886	—	—	44,886
Philippines	—	57,676	—	57,676
Poland	—	57,801	—	57,801
Romania	—	9,803	—	9,803
Russia	—	—	0	0
Singapore	149,064	197,856	—	346,920
South Africa	—	391,869	—	391,869
South Korea	—	445,963	—	445,963
Spain	—	1,102,007	—	1,102,007
Sweden	89,641	383,023	—	472,664
Switzerland	—	1,598,505	—	1,598,505
Taiwan	1,103,695	1,610,386	—	2,714,081
Turkey	—	118,266	—	118,266
United Kingdom	30,942	2,110,379	—	2,141,321
United States	33,757	1,939,998	—	1,973,755
Vietnam	—	5	—	5
Money Market Funds	6,783,179	—	—	6,783,179
Total Investments in Securities	9,809,847	26,120,018	2,813	35,932,678
Other Investments - Assets*
Futures Contracts	151,511	—	—	151,511
Swap Agreements	—	56,800	—	56,800
Total Other Investments	151,511	56,800	—	208,311
Total Investments	$9,961,358	$26,176,818	$2,813	$36,140,989

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco Advantage International Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
	Value
Derivative Assets	Currency Risk	Equity Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$114,959	$36,552	$151,511
Unrealized appreciation on swap agreements — OTC	—	56,800	56,800
Total Derivative Assets	114,959	93,352	208,311
Derivatives not subject to master netting agreements	(114,959)	(36,552)	(151,511)
Total Derivative Assets subject to master netting agreements	$—	$56,800	$56,800

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank, N.A.	$131,267	$(15,344)	$115,923	$—	$—	$115,923
Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(357)	$-	$(357)
Futures contracts	(156,702)	94,190	(62,512)
Swap agreements	-	43,031	43,031
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	171,649	(23,734)	147,915
Swap agreements	-	191,312	191,312
Total	$14,590	$304,799	$319,389
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$42,191	$5,259,370	$3,843,983

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,907.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund

Invesco Advantage International Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$967,011	$2,050,144	$3,017,155
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $17,666,017 and $14,727,969, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,883,531
Aggregate unrealized (depreciation) of investments	(549,947)
Net unrealized appreciation of investments	$5,333,584
Cost of investments for tax purposes is $30,807,405.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	421,734	$4,715,590	193,328	$2,106,388
Class C	68,869	744,658	49,139	511,583
Class R	50,055	539,967	70,107	751,718
Class Y	22,154	244,694	51,549	572,902
Class R6	35,674	387,903	62,240	690,174
Issued as reinvestment of dividends:
Class A	59,821	642,475	72,759	741,416
Class C	10,919	112,355	13,510	132,132
Class R	16,418	174,035	21,205	213,318
Class Y	3,238	35,233	6,344	65,412
Class R6	29,899	325,900	35,577	367,514
Automatic conversion of Class C shares to Class A shares:
Class A	6,345	70,319	9,538	102,496
Class C	(6,642)	(70,319)	(9,959)	(102,496)
Reacquired:
Class A	(208,354)	(2,326,223)	(303,613)	(3,323,513)
Class C	(54,341)	(589,671)	(57,646)	(605,021)
Class R	(38,872)	(429,080)	(98,772)	(1,070,841)
Class Y	(21,669)	(245,097)	(104,061)	(1,143,069)
Class R6	(65,710)	(738,408)	(63,195)	(679,465)
Net increase (decrease) in share activity	329,538	$3,594,331	(51,950)	$(669,352)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Advantage International Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Advantage International Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
O-GLMAG-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco EQV Asia Pacific Equity Fund
Nasdaq:
A: ASIAX ■ C: ASICX ■ R: ASQRX ■ Y: ASIYX ■ R6: ASISX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.53%
Australia–3.79%
Aristocrat Leisure Ltd.(a)	207,824	$8,875,965
Brambles Ltd.	390,871	5,136,693
Hansen Technologies Ltd.	451,670	1,567,321
		15,579,979
China–27.60%
Airtac International Group	356,000	9,777,974
Alibaba Group Holding Ltd.	423,700	6,325,852
China Mengniu Dairy Co. Ltd.	2,370,000	5,902,842
China Resources Beer (Holdings) Co. Ltd.	1,020,000	3,585,507
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	1,336,000	9,448,208
Kanzhun Ltd., ADR(c)	350,831	5,367,714
Meituan, B Shares(b)(c)	420,300	6,959,091
Shenzhen Inovance Technology Co. Ltd., A Shares	904,600	8,904,222
Sunresin New Materials Co. Ltd., A Shares	716,987	4,294,584
Tencent Holdings Ltd.	437,700	26,809,537
Tongcheng Travel Holdings Ltd.(b)	3,688,000	9,673,688
Trip.com Group Ltd.	159,100	9,584,310
Wuliangye Yibin Co. Ltd., A Shares	381,338	6,758,477
		113,392,006
Hong Kong–4.70%
AIA Group Ltd.	1,274,000	9,545,970
Techtronic Industries Co. Ltd.	968,000	9,741,934
		19,287,904
India–13.84%
Cyient Ltd.	219,132	3,084,529
Emami Ltd.	885,474	6,536,460
HDFC Bank Ltd., ADR(a)	283,603	20,615,102
MakeMyTrip Ltd.(a)(c)	47,544	4,983,562
Reliance Industries Ltd.	733,458	12,178,574
SBI Life Insurance Co. Ltd.(b)	451,296	9,438,442
		56,836,669
Indonesia–8.25%
PT Bank Central Asia Tbk	16,008,600	8,511,618
PT Bank Rakyat Indonesia (Persero) Tbk	18,565,300	4,299,904
PT Kalbe Farma Tbk	81,387,300	6,708,351
PT Mitra Keluarga Karyasehat Tbk(b)	65,912,100	9,964,752
PT Pakuwon Jati Tbk	191,986,600	4,412,933
		33,897,558
Macau–0.56%
Galaxy Entertainment Group Ltd.	642,000	2,318,645
Malaysia–3.74%
Bursa Malaysia Bhd.	2,178,250	3,731,003
Heineken Malaysia Bhd.	1,200,200	7,334,978
KPJ Healthcare Bhd.	6,419,500	4,279,411
		15,345,392
Shares		Value
New Zealand–1.49%
Auckland International Airport Ltd.	440,354	$1,967,307
Freightways Group Ltd.	710,335	4,152,661
		6,119,968
Philippines–6.43%
BDO Unibank, Inc.	3,882,358	11,142,595
SM Investments Corp.	564,236	8,783,160
SM Prime Holdings, Inc.	14,840,900	6,478,460
		26,404,215
Singapore–2.49%
United Overseas Bank Ltd.	385,700	10,243,743
South Korea–4.60%
KB Financial Group, Inc.	25,859	1,640,859
LEENO Industrial, Inc.	141,615	3,596,528
Samsung Electronics Co. Ltd.	260,725	10,172,847
Tokai Carbon Korea Co. Ltd.	57,564	3,464,450
		18,874,684
Taiwan–13.14%
ASPEED Technology, Inc.	36,000	3,386,749
MediaTek, Inc.	316,000	13,427,809
Taiwan Semiconductor Manufacturing Co. Ltd.	1,218,464	34,524,631
Visual Photonics Epitaxy Co. Ltd.	845,000	2,638,251
		53,977,440
Thailand–4.80%
Bangkok Dusit Medical Services PCL, Foreign Shares	11,658,600	8,360,805
Central Pattana PCL, Foreign Shares	5,468,200	8,267,049
Humanica PCL, Foreign Shares	12,927,200	3,109,282
		19,737,136
United States–2.10%
Broadcom, Inc.	44,879	8,637,861
Total Common Stocks & Other Equity Interests (Cost $299,339,558)		400,653,200
Money Market Funds–2.47%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	3,537,138	3,537,138
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	6,591,857	6,591,857
Total Money Market Funds (Cost $10,128,995)		10,128,995
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.00% (Cost $309,468,553)		410,782,195
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.64%
Invesco Private Government Fund, 4.32%(d)(e)(f)	4,144,137	4,144,137
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco EQV Asia Pacific Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	10,819,197	$10,821,361
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,966,069)		14,965,498
TOTAL INVESTMENTS IN SECURITIES—103.64% (Cost $324,434,622)		425,747,693
OTHER ASSETS LESS LIABILITIES–(3.64)%		(14,944,209)
NET ASSETS–100.00%		$410,803,484
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $45,484,181, which represented 11.07% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,224,755	$23,405,016	$(23,092,633)	$-	$-	$3,537,138	$94,359
Invesco Treasury Portfolio, Institutional Class	6,011,717	43,466,458	(42,886,318)	-	-	6,591,857	174,269
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,239,365	12,737,071	(9,832,299)	-	-	4,144,137	50,394*
Invesco Private Prime Fund	3,232,685	32,672,321	(25,081,892)	(571)	(1,182)	10,821,361	134,150*
Total	$13,708,522	$112,280,866	$(100,893,142)	$(571)	$(1,182)	$25,094,493	$453,172

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco EQV Asia Pacific Equity Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $299,339,558)*	$400,653,200
Investments in affiliated money market funds, at value (Cost $25,095,064)	25,094,493
Foreign currencies, at value (Cost $78,368)	78,880
Receivable for:
Investments sold	2,127,165
Fund shares sold	75,143
Dividends	859,804
Investment for trustee deferred compensation and retirement plans	161,399
Other assets	59,903
Total assets	429,109,987
Liabilities:
Payable for:
Investments purchased	2,176,559
Fund shares reacquired	250,531
Accrued foreign taxes	385,250
Collateral upon return of securities loaned	14,966,069
Accrued fees to affiliates	219,242
Accrued trustees’ and officers’ fees and benefits	348
Accrued other operating expenses	101,530
Trustee deferred compensation and retirement plans	206,974
Total liabilities	18,306,503
Net assets applicable to shares outstanding	$410,803,484
Net assets consist of:
Shares of beneficial interest	$290,511,020
Distributable earnings	120,292,464
$410,803,484
Net Assets:
Class A	$312,460,539
Class C	$5,829,919
Class R	$750,887
Class Y	$77,119,196
Class R6	$14,642,943
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	11,528,338
Class C	247,995
Class R	27,727
Class Y	2,840,229
Class R6	540,870
Class A:
Net asset value per share	$27.10
Maximum offering price per share (Net asset value of $27.10 ÷ 94.50%)	$28.68
Class C:
Net asset value and offering price per share	$23.51
Class R:
Net asset value and offering price per share	$27.08
Class Y:
Net asset value and offering price per share	$27.15
Class R6:
Net asset value and offering price per share	$27.07

*	At April 30, 2025, securities with an aggregate value of $14,652,900 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco EQV Asia Pacific Equity Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $465,409)	$2,821,037
Dividends from affiliated money market funds (includes net securities lending income of $5,144)	273,772
Total investment income	3,094,809
Expenses:
Advisory fees	1,760,932
Administrative services fees	27,726
Custodian fees	33,572
Distribution fees:
Class A	365,159
Class C	25,963
Class R	649
Transfer agent fees — A, C, R and Y	381,598
Transfer agent fees — R6	1,874
Trustees’ and officers’ fees and benefits	11,164
Registration and filing fees	32,882
Reports to shareholders	25,769
Professional services fees	33,050
Other	6,090
Total expenses	2,706,428
Less: Fees waived and/or expense offset arrangement(s)	(14,872)
Net expenses	2,691,556
Net investment income	403,253
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $85,037)	19,256,396
Affiliated investment securities	(1,182)
Foreign currencies	(113,179)
Forward foreign currency contracts	(1,794)
19,140,241
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $559,064)	(33,396,924)
Affiliated investment securities	(571)
Foreign currencies	4,922
(33,392,573)
Net realized and unrealized gain (loss)	(14,252,332)
Net increase (decrease) in net assets resulting from operations	$(13,849,079)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco EQV Asia Pacific Equity Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$403,253	$2,397,287
Net realized gain	19,140,241	30,992,263
Change in net unrealized appreciation (depreciation)	(33,392,573)	43,951,451
Net increase (decrease) in net assets resulting from operations	(13,849,079)	77,341,001
Distributions to shareholders from distributable earnings:
Class A	(22,892,437)	(8,556,752)
Class C	(423,404)	(121,876)
Class Y	(6,697,136)	(2,933,225)
Class R6	(1,013,582)	(619,767)
Total distributions from distributable earnings	(31,026,559)	(12,231,620)
Share transactions–net:
Class A	46,525,146	(41,934,635)
Class C	1,312,237	(1,734,382)
Class R	766,552	—
Class Y	2,977,890	(32,613,271)
Class R6	3,508,092	(11,425,653)
Net increase (decrease) in net assets resulting from share transactions	55,089,917	(87,707,941)
Net increase (decrease) in net assets	10,214,279	(22,598,560)
Net assets:
Beginning of period	400,589,205	423,187,765
End of period	$410,803,484	$400,589,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco EQV Asia Pacific Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$30.38	$0.02	$(0.93)	$(0.91)	$(0.14)	$(2.23)	$(2.37)	$27.10	(3.22)%	$312,461	1.44%(d)	1.44%(d)	0.15%(d)	22%
Year ended 10/31/24	25.87	0.15	5.13	5.28	(0.26)	(0.51)	(0.77)	30.38	20.85	299,433	1.51	1.51	0.53	15
Year ended 10/31/23	25.07	0.24	2.56	2.80	(0.16)	(1.84)	(2.00)	25.87	10.66	293,668	1.44	1.45	0.87	16
Year ended 10/31/22	36.69	0.17	(9.22)	(9.05)	(0.07)	(2.50)	(2.57)	25.07	(26.39)	295,255	1.45	1.45	0.53	13
Year ended 10/31/21	36.20	0.07	3.23	3.30	(0.10)	(2.71)	(2.81)	36.69	8.97	447,947	1.38	1.38	0.17	15
Year ended 10/31/20	33.15	0.13	5.12	5.25	(0.35)	(1.85)	(2.20)	36.20	16.67	438,473	1.44	1.45	0.40	27
Class C
Six months ended 04/30/25	26.62	(0.07)	(0.81)	(0.88)	—	(2.23)	(2.23)	23.51	(3.57)	5,830	2.19 (d)	2.19 (d)	(0.60)(d)	22
Year ended 10/31/24	22.67	(0.05)	4.51	4.46	—	(0.51)	(0.51)	26.62	19.97	5,167	2.26	2.26	(0.22)	15
Year ended 10/31/23	22.19	0.03	2.29	2.32	—	(1.84)	(1.84)	22.67	9.85	6,022	2.19	2.20	0.12	16
Year ended 10/31/22	32.94	(0.06)	(8.19)	(8.25)	—	(2.50)	(2.50)	22.19	(26.94)	8,847	2.20	2.20	(0.22)	13
Year ended 10/31/21	32.90	(0.20)	2.95	2.75	—	(2.71)	(2.71)	32.94	8.16	15,631	2.13	2.13	(0.58)	15
Year ended 10/31/20	30.25	(0.10)	4.65	4.55	(0.05)	(1.85)	(1.90)	32.90	15.78	23,167	2.19	2.20	(0.35)	27
Class R
Period ended 04/30/25(e)	27.68	0.13	(0.73)	(0.60)	—	—	—	27.08	(2.17)	751	1.69 (d)	1.69 (d)	(0.10)(d)	22
Class Y
Six months ended 04/30/25	30.47	0.06	(0.93)	(0.87)	(0.22)	(2.23)	(2.45)	27.15	(3.09)	77,119	1.19 (d)	1.19 (d)	0.40 (d)	22
Year ended 10/31/24	25.95	0.22	5.15	5.37	(0.34)	(0.51)	(0.85)	30.47	21.17	83,411	1.26	1.26	0.78	15
Year ended 10/31/23	25.15	0.32	2.57	2.89	(0.25)	(1.84)	(2.09)	25.95	10.94	102,149	1.19	1.20	1.12	16
Year ended 10/31/22	36.83	0.24	(9.25)	(9.01)	(0.17)	(2.50)	(2.67)	25.15	(26.24)	122,929	1.20	1.20	0.78	13
Year ended 10/31/21	36.31	0.16	3.25	3.41	(0.18)	(2.71)	(2.89)	36.83	9.28	167,045	1.13	1.13	0.42	15
Year ended 10/31/20	33.25	0.21	5.13	5.34	(0.43)	(1.85)	(2.28)	36.31	16.95	154,378	1.19	1.20	0.65	27
Class R6
Six months ended 04/30/25	30.43	0.08	(0.93)	(0.85)	(0.28)	(2.23)	(2.51)	27.07	(3.03)	14,643	1.02 (d)	1.02 (d)	0.57 (d)	22
Year ended 10/31/24	25.92	0.27	5.14	5.41	(0.39)	(0.51)	(0.90)	30.43	21.39	12,578	1.07	1.07	0.97	15
Year ended 10/31/23	25.13	0.36	2.57	2.93	(0.30)	(1.84)	(2.14)	25.92	11.13	21,349	1.03	1.04	1.28	16
Year ended 10/31/22	36.83	0.31	(9.28)	(8.97)	(0.23)	(2.50)	(2.73)	25.13	(26.16)	20,088	1.03	1.03	0.95	13
Year ended 10/31/21	36.32	0.22	3.25	3.47	(0.25)	(2.71)	(2.96)	36.83	9.44	92,813	0.97	0.97	0.58	15
Year ended 10/31/20	33.27	0.28	5.12	5.40	(0.50)	(1.85)	(2.35)	36.32	17.16	107,226	0.99	1.00	0.85	27

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended April 30, 2025, the portfolio turnover calculation excludes the value of securities purchased of $21,600,251 and sold of $28,765,638 in the effort to realign the Fund’s portfolio holdings after the reorganization of
Invesco Greater China Fund into the Fund.

(d)	Annualized.
(e)	Commencement date of February 24, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco EQV Asia Pacific Equity Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco EQV Asia Pacific Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
 The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. On February 24, 2025, the Fund began offering Class R shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco EQV Asia Pacific Equity Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
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Invesco EQV Asia Pacific Equity Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Investing in a single-country or region mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries or regions.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.
The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
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Invesco EQV Asia Pacific Equity Fund

Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $1 billion	0.870%
Next $1 billion	0.820%
Next $49 billion	0.770%
Amount over $51 billion	0.760%
Prior to the close of business on February 21, 2025, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Amount over $10 billion	0.760%
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.90%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $6,140.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares
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Invesco EQV Asia Pacific Equity Fund

(collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $17,990 in front-end sales commissions from the sale of Class A shares and $123 and $38 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2025, the Fund incurred $118 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$15,579,979	$—	$15,579,979
China	5,367,714	108,024,292	—	113,392,006
Hong Kong	—	19,287,904	—	19,287,904
India	25,598,664	31,238,005	—	56,836,669
Indonesia	—	33,897,558	—	33,897,558
Macau	—	2,318,645	—	2,318,645
Malaysia	—	15,345,392	—	15,345,392
New Zealand	—	6,119,968	—	6,119,968
Philippines	—	26,404,215	—	26,404,215
Singapore	—	10,243,743	—	10,243,743
South Korea	—	18,874,684	—	18,874,684
Taiwan	—	53,977,440	—	53,977,440
Thailand	—	19,737,136	—	19,737,136
United States	8,637,861	—	—	8,637,861
Money Market Funds	10,128,995	14,965,498	—	25,094,493
Total Investments	$49,733,234	$376,014,459	$—	$425,747,693
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
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Invesco EQV Asia Pacific Equity Fund

Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(1,794)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$830,143

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,732.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $103,146,743 and $85,288,168, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$115,947,708
Aggregate unrealized (depreciation) of investments	(15,027,706)
Net unrealized appreciation of investments	$100,920,002
Cost of investments for tax purposes is $324,827,691.
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Invesco EQV Asia Pacific Equity Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	231,807	$6,360,364	381,255	$10,629,578
Class C	12,385	298,901	34,197	844,803
Class R	7,928	216,553	-	-
Class Y	410,363	11,419,106	638,799	17,894,179
Class R6	158,517	4,350,582	100,377	2,776,226
Issued as reinvestment of dividends:
Class A	762,899	21,330,663	298,999	7,905,526
Class C	16,347	397,549	4,860	113,343
Class Y	174,115	4,873,439	82,596	2,185,488
Class R6	32,566	908,254	13,968	368,467
Automatic conversion of Class C shares to Class A shares:
Class A	15,917	435,347	27,725	776,339
Class C	(18,314)	(435,347)	(31,550)	(776,339)
Issued in connection with acquisitions:(b)
Class A	1,743,808	48,271,407	-	-
Class C	80,590	1,937,690	-	-
Class R	26,413	731,114	-	-
Class Y	128,979	3,575,068	-	-
Class R6	9,833	271,663	-	-
Reacquired:
Class A	(1,081,932)	(29,872,635)	(2,205,271)	(61,246,078)
Class C	(37,133)	(886,556)	(79,044)	(1,916,189)
Class R	(6,614)	(181,115)	-	-
Class Y	(610,513)	(16,889,723)	(1,920,488)	(52,692,938)
Class R6	(73,462)	(2,022,407)	(524,696)	(14,570,346)
Net increase (decrease) in share activity	1,984,499	$55,089,917	(3,178,273)	$(87,707,941)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)
After the close of business on February 21, 2025, the Fund acquired all the net assets of Invesco Greater China Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on September 12, 2024. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 1,989,623 shares of the Fund for 2,946,978 shares outstanding of the Target Fund as of the close of business on February 21, 2025. Shares of the Target Fund were exchanged for the like class of shares of the
Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, February 21, 2025. The Target Fund’s net assets as of the close of business on February 21, 2025 of $54,786,942, including $12,512,147 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $379,083,522 and $433,870,464 immediately after the acquisition.

  The pro forma results of operations for the six months ended April 30, 2025 assuming the reorganization had been completed on November 1, 2024, the beginning of the annual reporting period are as follows:

Net investment income	$298,192
Net realized/unrealized gains	(11,307,724)
Change in net assets resulting from operations	$(11,009,532)
   As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since February 22, 2025.
14
Invesco EQV Asia Pacific Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco EQV Asia Pacific Equity Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
APG-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco EQV European Equity Fund
Nasdaq:
A: AEDAX ■ C: AEDCX ■ R: AEDRX ■ Y: AEDYX ■ Investor: EGINX ■ R6: AEGSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.67%
Denmark–1.91%
Novo Nordisk A/S, Class B	118,668	$7,934,322
France–20.27%
Air Liquide S.A.	47,813	9,824,528
Arkema S.A.	48,591	3,694,154
BNP Paribas S.A.	51,170	4,335,607
Bollore SE	1,188,159	7,349,265
Capgemini SE	34,600	5,523,972
Edenred SE	158,664	4,948,247
Kaufman & Broad S.A.	140,385	5,512,030
Legrand S.A.	37,769	4,150,806
LVMH Moet Hennessy Louis Vuitton SE	15,250	8,447,422
Pernod Ricard S.A.	30,674	3,324,923
Publicis Groupe S.A.	96,861	9,855,315
Schneider Electric SE	31,097	7,265,682
STMicroelectronics N.V.	114,305	2,598,508
TotalEnergies SE	128,701	7,330,191
		84,160,650
Germany–9.64%
Allianz SE	20,053	8,293,454
CTS Eventim AG & Co. KGaA	42,003	4,976,809
Deutsche Boerse AG	43,164	13,902,859
Deutsche Telekom AG	137,882	4,952,381
flatexDEGIRO AG	300,545	7,909,392
		40,034,895
Hungary–2.08%
Richter Gedeon Nyrt	284,655	8,633,190
Ireland–2.48%
Flutter Entertainment PLC(a)	12,601	3,036,715
Kingspan Group PLC	85,868	7,245,921
		10,282,636
Israel–0.85%
Teva Pharmaceutical Industries Ltd., ADR(a)	229,165	3,554,349
Italy–6.96%
Amplifon S.p.A.	238,660	4,567,701
Danieli & C. Officine Meccaniche S.p.A., RSP	228,786	6,192,129
FinecoBank Banca Fineco S.p.A.	443,052	8,865,880
Technogym S.p.A.(b)	687,245	9,286,630
		28,912,340
Netherlands–8.94%
ASM International N.V.	7,456	3,644,396
ASML Holding N.V.	13,966	9,349,425
EXOR N.V.	46,971	4,434,753
Heineken Holding N.V.	94,005	7,350,236
Prosus N.V.(a)	139,495	6,540,166
Wolters Kluwer N.V.	32,959	5,819,206
		37,138,182
Shares		Value
Poland–0.96%
Allegro.eu S.A.(a)(b)	454,799	$3,990,597
Russia–0.00%
Sberbank of Russia PJSC, Preference Shares(c)	11,172,332	11
Spain–1.65%
Bankinter S.A.	235,376	2,741,880
Construcciones y Auxiliar de Ferrocarriles S.A.	83,826	4,097,243
		6,839,123
Sweden–5.32%
Investor AB, Class B	499,791	14,808,037
Lifco AB, Class B(d)	87,211	3,376,352
Svenska Handelsbanken AB, Class A	297,887	3,899,284
		22,083,673
Switzerland–6.34%
Cie Financiere Richemont S.A.	34,868	6,161,357
Nestle S.A.	82,107	8,739,254
Roche Holding AG	34,937	11,423,922
		26,324,533
United Kingdom–26.67%
Ashtead Group PLC	69,535	3,722,376
AstraZeneca PLC	58,310	8,353,887
BAE Systems PLC	387,937	8,993,403
Barclays PLC	1,706,514	6,798,139
Clarkson PLC	117,140	5,148,708
DCC PLC	124,438	8,133,001
Diploma PLC	173,696	9,216,578
Haleon PLC	1,697,845	8,543,336
IG Group Holdings PLC	862,146	12,288,144
London Stock Exchange Group PLC	45,424	7,073,038
RELX PLC	233,567	12,746,952
Savills PLC	413,711	5,130,413
Serco Group PLC	2,329,667	5,346,508
Shell PLC	286,214	9,236,626
		110,731,109
United States–3.60%
CRH PLC	63,391	6,048,769
ICON PLC(a)	38,218	5,787,734
Linde PLC	6,877	3,116,863
		14,953,366
Total Common Stocks & Other Equity Interests (Cost $289,266,278)		405,572,976
Money Market Funds–2.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f)	2,944,749	2,944,749
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco EQV European Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.23%(e)(f)	5,468,806	$5,468,806
Total Money Market Funds (Cost $8,413,555)		8,413,555
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.70% (Cost $297,679,833)		413,986,531
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.82%
Invesco Private Government Fund, 4.32%(e)(f)(g)	948,109	948,109
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(e)(f)(g)	2,463,474	$2,463,967
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,412,076)		3,412,076
TOTAL INVESTMENTS IN SECURITIES—100.52% (Cost $301,091,909)		417,398,607
OTHER ASSETS LESS LIABILITIES–(0.52)%		(2,174,718)
NET ASSETS–100.00%		$415,223,889
Investment Abbreviations:
ADR	– American Depositary Receipt
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $13,277,227, which represented 3.20% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)	All or a portion of this security was out on loan at April 30, 2025.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$296,418	$17,270,845	$(14,622,514)	$-	$-	$2,944,749	$49,107
Invesco Treasury Portfolio, Institutional Class	550,091	32,074,426	(27,155,711)	-	-	5,468,806	90,382
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,183,419	(1,235,310)	-	-	948,109	3,391*
Invesco Private Prime Fund	-	5,595,421	(3,131,451)	-	(3)	2,463,967	8,982*
Total	$846,509	$57,124,111	$(46,144,986)	$-	$(3)	$11,825,631	$151,862

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco EQV European Equity Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $289,266,278)*	$405,572,976
Investments in affiliated money market funds, at value (Cost $11,825,631)	11,825,631
Foreign currencies, at value (Cost $1,004,908)	1,030,482
Receivable for:
Fund shares sold	48,167
Dividends	2,641,839
Investment for trustee deferred compensation and retirement plans	171,699
Other assets	49,549
Total assets	421,340,343
Liabilities:
Payable for:
Investments purchased	1,036,751
Fund shares reacquired	145,846
Collateral upon return of securities loaned	3,412,076
Accrued fees to affiliates	232,144
Accrued trustees’ and officers’ fees and benefits	426
Accrued other operating expenses	49,938
IRS closing agreement fees for foreign withholding tax claims	1,059,000
Trustee deferred compensation and retirement plans	180,273
Total liabilities	6,116,454
Net assets applicable to shares outstanding	$415,223,889
Net assets consist of:
Shares of beneficial interest	$292,462,963
Distributable earnings	122,760,926
$415,223,889
Net Assets:
Class A	$218,256,851
Class C	$3,860,028
Class R	$3,705,680
Class Y	$97,155,798
Investor Class	$87,112,599
Class R6	$5,132,933
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,379,656
Class C	124,172
Class R	108,770
Class Y	2,839,331
Investor Class	2,556,246
Class R6	150,243
Class A:
Net asset value per share	$34.21
Maximum offering price per share (Net asset value of $34.21 ÷ 94.50%)	$36.20
Class C:
Net asset value and offering price per share	$31.09
Class R:
Net asset value and offering price per share	$34.07
Class Y:
Net asset value and offering price per share	$34.22
Investor Class:
Net asset value and offering price per share	$34.08
Class R6:
Net asset value and offering price per share	$34.16

*	At April 30, 2025, security with a value of $3,346,135 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco EQV European Equity Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $280,726)	$3,670,766
Dividends from affiliated money market funds (includes net securities lending income of $19,086)	158,575
Total investment income	3,829,341
Expenses:
Advisory fees	1,902,338
Administrative services fees	30,946
Custodian fees	16,219
Distribution fees:
Class A	268,893
Class C	19,939
Class R	8,821
Investor Class	62,006
Transfer agent fees — A, C, R, Y and Investor	390,168
Transfer agent fees — R6	632
Trustees’ and officers’ fees and benefits	11,396
Registration and filing fees	41,820
Reports to shareholders	25,569
Professional services fees	41,463
Other	8,106
Total expenses	2,828,316
Less: Fees waived and/or expense offset arrangement(s)	(14,794)
Net expenses	2,813,522
Net investment income	1,015,819
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	20,046,736
Affiliated investment securities	(3)
Foreign currencies	50,402
20,097,135
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(8,421,395)
Foreign currencies	1,058,201
(7,363,194)
Net realized and unrealized gain	12,733,941
Net increase in net assets resulting from operations	$13,749,760
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco EQV European Equity Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$1,015,819	$6,933,098
Net realized gain	20,097,135	32,147,655
Change in net unrealized appreciation (depreciation)	(7,363,194)	56,019,817
Net increase in net assets resulting from operations	13,749,760	95,100,570
Distributions to shareholders from distributable earnings:
Class A	(20,432,158)	(6,273,441)
Class C	(394,797)	(114,974)
Class R	(321,685)	(93,038)
Class Y	(9,994,971)	(3,858,775)
Investor Class	(8,167,428)	(2,501,041)
Class R6	(400,030)	(85,881)
Total distributions from distributable earnings	(39,711,069)	(12,927,150)
Share transactions–net:
Class A	(1,026,648)	(25,785,095)
Class C	(337,911)	(2,522,687)
Class R	189,443	(560,888)
Class Y	(12,259,335)	(34,469,201)
Investor Class	2,274,194	(9,339,904)
Class R6	1,113,733	1,167,175
Net increase (decrease) in net assets resulting from share transactions	(10,046,524)	(71,510,600)
Net increase (decrease) in net assets	(36,007,833)	10,662,820
Net assets:
Beginning of period	451,231,722	440,568,902
End of period	$415,223,889	$451,231,722
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco EQV European Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$36.41	$0.07	$1.04	$1.11	$(1.21)	$(2.10)	$(3.31)	$34.21	3.61%	$218,257	1.44%(d)	1.45%(d)	0.42%(d)	12%
Year ended 10/31/24	30.64	0.50	6.17	6.67	(0.52)	(0.38)	(0.90)	36.41	21.96	232,445	1.42	1.42	1.37	19
Year ended 10/31/23	28.86	0.49 (e)	3.53	4.02	(0.01)	(2.23)	(2.24)	30.64	14.18	217,328	1.42	1.42	1.52 (e)	17
Year ended 10/31/22	45.47	0.46	(13.20)	(12.74)	(1.04)	(2.83)	(3.87)	28.86	(30.38)	213,529	1.37	1.37	1.32	24
Year ended 10/31/21	33.73	0.44	11.81	12.25	(0.51)	—	(0.51)	45.47	36.58	359,154	1.35	1.35	1.02	18
Year ended 10/31/20	38.76	0.30	(4.31)	(4.01)	(1.02)	—	(1.02)	33.73	(10.74)	287,960	1.36	1.37	0.84	27
Class C
Six months ended 04/30/25	33.18	(0.05)	0.95	0.90	(0.89)	(2.10)	(2.99)	31.09	3.25	3,860	2.19 (d)	2.20 (d)	(0.33)(d)	12
Year ended 10/31/24	27.93	0.20	5.64	5.84	(0.21)	(0.38)	(0.59)	33.18	21.01	4,485	2.17	2.17	0.62	19
Year ended 10/31/23	26.66	0.23 (e)	3.27	3.50	—	(2.23)	(2.23)	27.93	13.33	5,925	2.17	2.17	0.77 (e)	17
Year ended 10/31/22	42.22	0.18	(12.24)	(12.06)	(0.67)	(2.83)	(3.50)	26.66	(30.89)	8,844	2.12	2.12	0.57	24
Year ended 10/31/21	31.31	0.11	11.00	11.11	(0.20)	—	(0.20)	42.22	35.56	20,596	2.10	2.10	0.27	18
Year ended 10/31/20	35.97	0.03	(4.04)	(4.01)	(0.65)	—	(0.65)	31.31	(11.43)	22,166	2.11	2.12	0.09	27
Class R
Six months ended 04/30/25	36.21	0.03	1.03	1.06	(1.10)	(2.10)	(3.20)	34.07	3.48	3,706	1.69 (d)	1.70 (d)	0.17 (d)	12
Year ended 10/31/24	30.46	0.40	6.15	6.55	(0.42)	(0.38)	(0.80)	36.21	21.66	3,717	1.67	1.67	1.12	19
Year ended 10/31/23	28.76	0.41 (e)	3.52	3.93	—	(2.23)	(2.23)	30.46	13.89	3,571	1.67	1.67	1.27 (e)	17
Year ended 10/31/22	45.29	0.37	(13.15)	(12.78)	(0.92)	(2.83)	(3.75)	28.76	(30.53)	4,661	1.62	1.62	1.07	24
Year ended 10/31/21	33.59	0.33	11.78	12.11	(0.41)	—	(0.41)	45.29	36.25	7,420	1.60	1.60	0.77	18
Year ended 10/31/20	38.59	0.21	(4.32)	(4.11)	(0.89)	—	(0.89)	33.59	(10.98)	6,092	1.61	1.62	0.59	27
Class Y
Six months ended 04/30/25	36.47	0.11	1.05	1.16	(1.31)	(2.10)	(3.41)	34.22	3.77	97,156	1.19 (d)	1.20 (d)	0.67 (d)	12
Year ended 10/31/24	30.70	0.59	6.17	6.76	(0.61)	(0.38)	(0.99)	36.47	22.22	116,331	1.17	1.17	1.62	19
Year ended 10/31/23	28.93	0.58 (e)	3.53	4.11	(0.11)	(2.23)	(2.34)	30.70	14.47	127,534	1.17	1.17	1.77 (e)	17
Year ended 10/31/22	45.58	0.56	(13.23)	(12.67)	(1.15)	(2.83)	(3.98)	28.93	(30.21)	199,354	1.12	1.12	1.57	24
Year ended 10/31/21	33.81	0.54	11.84	12.38	(0.61)	—	(0.61)	45.58	36.93	628,317	1.10	1.10	1.27	18
Year ended 10/31/20	38.85	0.39	(4.31)	(3.92)	(1.12)	—	(1.12)	33.81	(10.51)	524,899	1.11	1.12	1.09	27
Investor Class
Six months ended 04/30/25	36.30	0.09	1.03	1.12	(1.24)	(2.10)	(3.34)	34.08	3.66 (f)	87,113	1.34 (d)(f)	1.35 (d)(f)	0.52 (d)(f)	12
Year ended 10/31/24	30.55	0.52	6.16	6.68	(0.55)	(0.38)	(0.93)	36.30	22.07 (f)	90,033	1.34 (f)	1.34 (f)	1.45 (f)	19
Year ended 10/31/23	28.78	0.52 (e)	3.52	4.04	(0.04)	(2.23)	(2.27)	30.55	14.29 (f)	83,597	1.33 (f)	1.33 (f)	1.61 (e)(f)	17
Year ended 10/31/22	45.37	0.48	(13.16)	(12.68)	(1.08)	(2.83)	(3.91)	28.78	(30.33)(f)	80,989	1.30 (f)	1.30 (f)	1.39 (f)	24
Year ended 10/31/21	33.65	0.48	11.79	12.27	(0.55)	—	(0.55)	45.37	36.73 (f)	128,214	1.24 (f)	1.24 (f)	1.13 (f)	18
Year ended 10/31/20	38.67	0.33	(4.31)	(3.98)	(1.04)	—	(1.04)	33.65	(10.68)(f)	103,954	1.27 (f)	1.28 (f)	0.93 (f)	27
Class R6
Six months ended 04/30/25	36.45	0.14	1.03	1.17	(1.36)	(2.10)	(3.46)	34.16	3.82	5,133	1.04 (d)	1.04 (d)	0.82 (d)	12
Year ended 10/31/24	30.68	0.64	6.17	6.81	(0.66)	(0.38)	(1.04)	36.45	22.41	4,222	1.04	1.04	1.75	19
Year ended 10/31/23	28.93	0.62 (e)	3.53	4.15	(0.17)	(2.23)	(2.40)	30.68	14.63	2,613	1.04	1.04	1.90 (e)	17
Year ended 10/31/22	45.58	0.60	(13.22)	(12.62)	(1.20)	(2.83)	(4.03)	28.93	(30.11)	3,048	1.00	1.00	1.69	24
Year ended 10/31/21	33.81	0.59	11.84	12.43	(0.66)	—	(0.66)	45.58	37.08	7,026	0.98	0.98	1.39	18
Year ended 10/31/20	38.86	0.43	(4.32)	(3.89)	(1.16)	—	(1.16)	33.81	(10.43)	8,477	0.99	1.00	1.21	27

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended October 31, 2023. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.29 and 0.91%, $0.03 and 0.16%, $0.21 and
0.66%, $0.38 and 1.16%, $0.32 and 1.00%, $0.42 and 1.29% for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares, respectively.

(f)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.15%, 0.17%, 0.16%, 0.18%,
0.14% and 0.16% for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco EQV European Equity Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco EQV European Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco EQV European Equity Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the
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Invesco EQV European Equity Fund

Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Investing in a single-country or region mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries or regions.
The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have significant adverse effects on the economies of EU member countries. Responses to financial problems by EU countries may not produce the desired results, may limit future growth and economic recovery, may result in social unrest, or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic
10
Invesco EQV European Equity Fund

developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU, such as the departure of the United Kingdom, referred to as “Brexit”, could place the departing member’s currency and banking system under severe stress or even in jeopardy. An exit by other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.93%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.25% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $3,567.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R, Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the
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Invesco EQV European Equity Fund

shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $8,625 in front-end sales commissions from the sale of Class A shares and $4,021 and $13 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$—	$7,934,322	$—	$7,934,322
France	—	84,160,650	—	84,160,650
Germany	—	40,034,895	—	40,034,895
Hungary	—	8,633,190	—	8,633,190
Ireland	3,036,715	7,245,921	—	10,282,636
Israel	3,554,349	—	—	3,554,349
Italy	—	28,912,340	—	28,912,340
Netherlands	—	37,138,182	—	37,138,182
Poland	—	3,990,597	—	3,990,597
Russia	—	—	11	11
Spain	—	6,839,123	—	6,839,123
Sweden	—	22,083,673	—	22,083,673
Switzerland	—	26,324,533	—	26,324,533
United Kingdom	—	110,731,109	—	110,731,109
United States	14,953,366	—	—	14,953,366
Money Market Funds	8,413,555	3,412,076	—	11,825,631
Total Investments	$29,957,985	$387,440,611	$11	$417,398,607
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,227.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
12
Invesco EQV European Equity Fund

NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $49,863,021 and $105,601,969, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$119,620,481
Aggregate unrealized (depreciation) of investments	(17,921,699)
Net unrealized appreciation of investments	$101,698,782
Cost of investments for tax purposes is $315,699,825.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	151,889	$5,041,674	165,162	$5,955,059
Class C	9,716	295,025	13,049	426,052
Class R	8,344	275,194	15,331	549,456
Class Y	182,993	6,090,299	233,740	8,567,444
Investor Class	22,383	734,935	22,351	796,780
Class R6	40,673	1,335,286	53,803	2,007,359
Issued as reinvestment of dividends:
Class A	561,751	18,099,605	162,551	5,567,362
Class C	12,629	370,794	3,362	105,643
Class R	9,888	317,618	2,691	91,856
Class Y	189,409	6,098,966	66,546	2,277,871
Investor Class	224,572	7,204,280	65,158	2,223,201
Class R6	11,688	375,521	2,206	75,388
Automatic conversion of Class C shares to Class A shares:
Class A	11,043	368,206	46,553	1,673,903
Class C	(12,132)	(368,206)	(50,897)	(1,673,903)
Reacquired:
Class A	(729,184)	(24,536,133)	(1,082,151)	(38,981,419)
Class C	(21,196)	(635,524)	(42,497)	(1,380,479)
Class R	(12,114)	(403,369)	(32,604)	(1,202,200)
Class Y	(722,410)	(24,448,600)	(1,265,408)	(45,314,516)
Investor Class	(171,176)	(5,665,021)	(343,057)	(12,359,885)
Class R6	(17,935)	(597,074)	(25,362)	(915,572)
Net increase (decrease) in share activity	(249,169)	$(10,046,524)	(1,989,473)	$(71,510,600)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco EQV European Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco EQV European Equity Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
EGR-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco EQV International Equity Fund
Nasdaq:
A: AIIEX ■ C: AIECX ■ R: AIERX ■ Y: AIIYX ■ R5: AIEVX ■ R6: IGFRX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.58%
Australia–2.32%
Aristocrat Leisure Ltd.	863,949	$36,898,440
Brambles Ltd.	1,406,963	18,489,825
		55,388,265
Brazil–2.38%
MercadoLibre, Inc.(a)	11,419	26,615,976
TOTVS S.A.	4,580,400	30,363,012
		56,978,988
Canada–7.74%
Alimentation Couche-Tard, Inc.	351,638	18,354,759
Canadian Pacific Kansas City Ltd.	477,058	34,649,512
Celestica, Inc.(a)	305,634	26,078,433
CGI, Inc., Class A	330,388	35,032,727
RB Global, Inc.	506,598	51,052,996
Royal Bank of Canada	166,042	19,929,617
		185,098,044
China–5.58%
Airtac International Group	1,095,000	30,075,510
Meituan, B Shares(a)(b)	1,098,800	18,193,312
Shenzhen Inovance Technology Co. Ltd., A Shares	3,324,630	32,725,231
Trip.com Group Ltd.	605,450	36,472,786
Wuliangye Yibin Co. Ltd., A Shares	904,076	16,022,994
		133,489,833
Denmark–1.29%
Novo Nordisk A/S, Class B	460,139	30,765,589
France–12.45%
Air Liquide S.A.	176,619	36,291,351
Arkema S.A.	304,228	23,129,076
BNP Paribas S.A.	137,469	11,647,676
Capgemini SE	123,797	19,764,485
Edenred SE	551,115	17,187,599
Legrand S.A.	218,367	23,998,493
LVMH Moet Hennessy Louis Vuitton SE	62,517	34,629,999
Pernod Ricard S.A.(c)	121,206	13,138,180
Publicis Groupe S.A.	411,316	41,850,165
Schneider Electric SE	172,022	40,192,209
STMicroelectronics N.V.	450,729	10,246,472
TotalEnergies SE	448,923	25,568,499
		297,644,204
Germany–3.72%
Allianz SE	85,780	35,476,610
Deutsche Boerse AG	92,954	29,939,912
Deutsche Telekom AG	651,871	23,413,599
		88,830,121
Hong Kong–2.54%
AIA Group Ltd.	3,026,600	22,678,047
Techtronic Industries Co. Ltd.	3,768,000	37,921,083
		60,599,130
Shares		Value
India–4.79%
HDFC Bank Ltd., ADR(c)	741,213	$53,878,773
Reliance Industries Ltd.	2,199,386	36,519,318
SBI Life Insurance Co. Ltd.(b)	1,152,824	24,110,256
		114,508,347
Ireland–2.38%
Flutter Entertainment PLC(a)	89,541	21,578,485
Kingspan Group PLC	419,704	35,416,478
		56,994,963
Israel–0.91%
Teva Pharmaceutical Industries Ltd., ADR(a)	1,399,778	21,710,557
Italy–1.88%
FinecoBank Banca Fineco S.p.A.	2,239,145	44,807,363
Japan–12.58%
Asahi Group Holdings Ltd.	1,970,900	27,242,349
FANUC Corp.	493,660	12,528,923
Hoya Corp.	302,800	35,629,290
Keyence Corp.	122,100	51,048,973
M3, Inc.(a)(c)	1,351,400	16,936,540
Recruit Holdings Co. Ltd.	427,300	23,678,937
Shimano, Inc.(c)	231,300	32,586,773
SMC Corp.	58,800	19,030,085
Sony Group Corp.	1,920,600	50,670,775
Tokyo Electron Ltd.	210,800	31,387,766
		300,740,411
Mexico–1.21%
Wal-Mart de Mexico S.A.B. de C.V., Series V	9,156,002	29,017,390
Netherlands–4.21%
ASM International N.V.	36,965	18,068,010
ASML Holding N.V.	34,998	23,429,127
Heineken N.V.	280,881	25,143,110
Wolters Kluwer N.V.	192,371	33,964,821
		100,605,068
Singapore–1.24%
United Overseas Bank Ltd.	1,115,766	29,633,447
South Korea–0.91%
KB Financial Group, Inc.	112,797	7,157,432
Samsung Electronics Co. Ltd.	375,232	14,640,627
		21,798,059
Spain–0.55%
Bankinter S.A.	1,129,328	13,155,470
Sweden–4.32%
Investor AB, Class B(c)	2,743,635	81,289,676
Svenska Handelsbanken AB, Class A(c)	1,675,518	21,932,213
		103,221,889
Switzerland–3.26%
Cie Financiere Richemont S.A.	172,419	30,467,334
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco EQV International Equity Fund

Shares		Value
Switzerland–(continued)
Nestle S.A.	240,648	$25,613,943
Roche Holding AG	67,073	21,931,956
		78,013,233
Taiwan–4.20%
MediaTek, Inc.	639,000	27,153,071
Taiwan Semiconductor Manufacturing Co. Ltd.	2,583,887	73,213,278
		100,366,349
Thailand–0.81%
Bangkok Dusit Medical Services PCL, Foreign Shares	26,860,300	19,262,494
United Kingdom–10.78%
Ashtead Group PLC	314,354	16,828,129
AstraZeneca PLC	160,970	23,061,657
BAE Systems PLC	1,726,426	40,023,108
Barclays PLC	7,679,034	30,590,516
Haleon PLC	6,649,245	33,458,138
London Stock Exchange Group PLC	191,202	29,772,345
RELX PLC	1,026,862	56,041,139
Shell PLC	861,328	27,796,559
		257,571,591
United States–5.53%
Broadcom, Inc.	150,027	28,875,697
CRH PLC	430,433	41,071,917
ICON PLC(a)	197,085	29,846,552
Shares		Value
United States–(continued)
Linde PLC	71,628	$32,463,958
		132,258,124
Total Common Stocks & Other Equity Interests (Cost $1,649,873,687)		2,332,458,929
Money Market Funds–1.36%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	11,396,076	11,396,076
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	21,130,079	21,130,079
Total Money Market Funds (Cost $32,526,155)		32,526,155
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.94% (Cost $1,682,399,842)		2,364,985,084
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.21%
Invesco Private Government Fund, 4.32%(d)(e)(f)	27,995,352	27,995,352
Invesco Private Prime Fund, 4.46%(d)(e)(f)	72,557,640	72,572,151
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $100,567,740)		100,567,503
TOTAL INVESTMENTS IN SECURITIES—103.15% (Cost $1,782,967,582)		2,465,552,587
OTHER ASSETS LESS LIABILITIES–(3.15)%		(75,182,829)
NET ASSETS–100.00%		$2,390,369,758
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $42,303,568, which represented 1.77% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,838,328	$132,586,122	$(133,028,374)	$-	$-	$11,396,076	$343,736
Invesco Treasury Portfolio, Institutional Class	21,951,404	246,231,370	(247,052,695)	-	-	21,130,079	632,256
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,866,594	83,202,978	(64,074,220)	-	-	27,995,352	240,408*
Invesco Private Prime Fund	23,236,535	147,889,147	(98,549,327)	1,174	(5,378)	72,572,151	646,269*
Total	$65,892,861	$609,909,617	$(542,704,616)	$1,174	$(5,378)	$133,093,658	$1,862,669

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco EQV International Equity Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,649,873,687)*	$2,332,458,929
Investments in affiliated money market funds, at value (Cost $133,093,895)	133,093,658
Foreign currencies, at value (Cost $5,941,698)	5,933,190
Receivable for:
Investments sold	26,764,826
Fund shares sold	627,132
Dividends	12,642,174
Investment for trustee deferred compensation and retirement plans	744,656
Other assets	82,147
Total assets	2,512,346,712
Liabilities:
Payable for:
Investments purchased	12,990,285
Fund shares reacquired	2,092,805
Accrued foreign taxes	1,302,878
Collateral upon return of securities loaned	100,567,740
Accrued fees to affiliates	941,146
Accrued trustees’ and officers’ fees and benefits	4,341
Accrued other operating expenses	164,003
IRS closing agreement fees for foreign withholding tax claims	3,083,028
Trustee deferred compensation and retirement plans	830,728
Total liabilities	121,976,954
Net assets applicable to shares outstanding	$2,390,369,758
Net assets consist of:
Shares of beneficial interest	$1,675,432,308
Distributable earnings	714,937,450
$2,390,369,758
Net Assets:
Class A	$983,321,093
Class C	$13,914,904
Class R	$53,224,663
Class Y	$260,587,528
Class R5	$87,693,808
Class R6	$991,627,762
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	44,202,486
Class C	754,010
Class R	2,458,983
Class Y	11,649,324
Class R5	3,808,005
Class R6	43,254,525
Class A:
Net asset value per share	$22.25
Maximum offering price per share (Net asset value of $22.25 ÷ 94.50%)	$23.54
Class C:
Net asset value and offering price per share	$18.45
Class R:
Net asset value and offering price per share	$21.64
Class Y:
Net asset value and offering price per share	$22.37
Class R5:
Net asset value and offering price per share	$23.03
Class R6:
Net asset value and offering price per share	$22.93

*	At April 30, 2025, securities with an aggregate value of $66,865,003 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco EQV International Equity Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,749,194)	$20,336,050
Dividends from affiliated money market funds (includes net securities lending income of $123,752)	1,099,744
Foreign withholding tax claims	293,229
Total investment income	21,729,023
Expenses:
Advisory fees	9,592,860
Administrative services fees	181,713
Custodian fees	101,905
Distribution fees:
Class A	1,240,941
Class C	77,214
Class R	132,724
Transfer agent fees — A, C, R and Y	1,392,374
Transfer agent fees — R5	49,106
Transfer agent fees — R6	163,273
Trustees’ and officers’ fees and benefits	18,474
Registration and filing fees	53,478
Reports to shareholders	98,857
Professional services fees	70,798
Other	18,458
Total expenses	13,192,175
Less: Fees waived and/or expense offset arrangement(s)	(52,151)
Net expenses	13,140,024
Net investment income	8,588,999
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $278,672)	115,156,070
Affiliated investment securities	(5,378)
Foreign currencies	(147,586)
115,003,106
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $162,254)	(90,069,479)
Affiliated investment securities	1,174
Foreign currencies	548,902
(89,519,403)
Net realized and unrealized gain	25,483,703
Net increase in net assets resulting from operations	$34,072,702
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco EQV International Equity Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$8,588,999	$32,468,754
Net realized gain	115,003,106	139,930,226
Change in net unrealized appreciation (depreciation)	(89,519,403)	289,982,461
Net increase in net assets resulting from operations	34,072,702	462,381,441
Distributions to shareholders from distributable earnings:
Class A	(70,412,621)	(17,247,141)
Class C	(1,251,344)	(267,514)
Class R	(3,664,945)	(820,507)
Class Y	(21,656,637)	(6,780,324)
Class R5	(7,388,727)	(2,158,596)
Class R6	(73,133,601)	(22,523,947)
Total distributions from distributable earnings	(177,507,875)	(49,798,029)
Share transactions–net:
Class A	(6,582,915)	(106,521,346)
Class C	(2,427,971)	(4,865,533)
Class R	1,658,623	(5,294,540)
Class Y	(47,795,259)	(72,112,238)
Class R5	(15,103,633)	(11,915,941)
Class R6	(12,540,472)	(153,343,665)
Net increase (decrease) in net assets resulting from share transactions	(82,791,627)	(354,053,263)
Net increase (decrease) in net assets	(226,226,800)	58,530,149
Net assets:
Beginning of period	2,616,596,558	2,558,066,409
End of period	$2,390,369,758	$2,616,596,558
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco EQV International Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$23.55	$0.05	$0.26	$0.31	$(0.60)	$(1.01)	$(1.61)	$22.25	1.44%	$983,321	1.28%(d)	1.28%(d)	0.49%(d)	20%
Year ended 10/31/24	20.26	0.23	3.41	3.64	(0.14)	(0.21)	(0.35)	23.55	18.12	1,046,661	1.28	1.28	0.96	28
Year ended 10/31/23	20.15	0.14	2.32	2.46	—	(2.35)	(2.35)	20.26	12.52	992,449	1.34	1.34	0.67	32
Year ended 10/31/22	33.82	0.19	(6.92)	(6.73)	(0.55)	(6.39)	(6.94)	20.15	(24.90)	866,495	1.35	1.35	0.80	39
Year ended 10/31/21	31.34	0.05	6.54	6.59	(0.30)	(3.81)	(4.11)	33.82	21.99	1,338,896	1.32	1.32	0.14	25
Year ended 10/31/20	34.10	0.11	0.62	0.73	(0.65)	(2.84)	(3.49)	31.34	1.97	1,262,456	1.35	1.35	0.36	35
Class C
Six months ended 04/30/25	19.73	(0.02)	0.20	0.18	(0.45)	(1.01)	(1.46)	18.45	1.03	13,915	2.03 (d)	2.03 (d)	(0.26)(d)	20
Year ended 10/31/24	17.05	0.04	2.88	2.92	(0.03)	(0.21)	(0.24)	19.73	17.23	17,446	2.03	2.03	0.21	28
Year ended 10/31/23	17.42	(0.01)	1.99	1.98	—	(2.35)	(2.35)	17.05	11.63	19,287	2.09	2.09	(0.08)	32
Year ended 10/31/22	30.08	0.01	(6.01)	(6.00)	(0.27)	(6.39)	(6.66)	17.42	(25.45)	14,712	2.10	2.10	0.05	39
Year ended 10/31/21	28.22	(0.19)	5.88	5.69	(0.02)	(3.81)	(3.83)	30.08	21.09	27,874	2.07	2.07	(0.61)	25
Year ended 10/31/20	31.01	(0.11)	0.56	0.45	(0.40)	(2.84)	(3.24)	28.22	1.20	36,108	2.10	2.10	(0.39)	35
Class R
Six months ended 04/30/25	22.93	0.03	0.24	0.27	(0.55)	(1.01)	(1.56)	21.64	1.29	53,225	1.53 (d)	1.53 (d)	0.24 (d)	20
Year ended 10/31/24	19.75	0.16	3.33	3.49	(0.10)	(0.21)	(0.31)	22.93	17.82	54,539	1.53	1.53	0.71	28
Year ended 10/31/23	19.75	0.09	2.26	2.35	—	(2.35)	(2.35)	19.75	12.19	51,541	1.59	1.59	0.42	32
Year ended 10/31/22	33.25	0.13	(6.79)	(6.66)	(0.45)	(6.39)	(6.84)	19.75	(25.06)	29,868	1.60	1.60	0.55	39
Year ended 10/31/21	30.87	(0.04)	6.44	6.40	(0.21)	(3.81)	(4.02)	33.25	21.66	44,016	1.57	1.57	(0.11)	25
Year ended 10/31/20	33.64	0.03	0.61	0.64	(0.57)	(2.84)	(3.41)	30.87	1.71	47,493	1.60	1.60	0.11	35
Class Y
Six months ended 04/30/25	23.69	0.08	0.26	0.34	(0.65)	(1.01)	(1.66)	22.37	1.58	260,588	1.03 (d)	1.03 (d)	0.74 (d)	20
Year ended 10/31/24	20.38	0.29	3.43	3.72	(0.20)	(0.21)	(0.41)	23.69	18.42	326,843	1.03	1.03	1.21	28
Year ended 10/31/23	20.24	0.20	2.31	2.51	(0.02)	(2.35)	(2.37)	20.38	12.74	344,435	1.09	1.09	0.92	32
Year ended 10/31/22	33.96	0.26	(6.95)	(6.69)	(0.64)	(6.39)	(7.03)	20.24	(24.71)	350,174	1.10	1.10	1.05	39
Year ended 10/31/21	31.46	0.13	6.56	6.69	(0.38)	(3.81)	(4.19)	33.96	22.30	738,512	1.07	1.07	0.39	25
Year ended 10/31/20	34.21	0.19	0.62	0.81	(0.72)	(2.84)	(3.56)	31.46	2.22	751,518	1.10	1.10	0.61	35
Class R5
Six months ended 04/30/25	24.35	0.10	0.26	0.36	(0.67)	(1.01)	(1.68)	23.03	1.62	87,694	0.92 (d)	0.92 (d)	0.85 (d)	20
Year ended 10/31/24	20.94	0.31	3.54	3.85	(0.23)	(0.21)	(0.44)	24.35	18.53	108,657	0.94	0.94	1.30	28
Year ended 10/31/23	20.74	0.23	2.37	2.60	(0.05)	(2.35)	(2.40)	20.94	12.86	103,658	0.99	0.99	1.02	32
Year ended 10/31/22	34.62	0.29	(7.11)	(6.82)	(0.67)	(6.39)	(7.06)	20.74	(24.63)	102,737	1.02	1.02	1.13	39
Year ended 10/31/21	32.02	0.16	6.67	6.83	(0.42)	(3.81)	(4.23)	34.62	22.35	392,893	0.99	0.99	0.47	25
Year ended 10/31/20	34.76	0.22	0.63	0.85	(0.75)	(2.84)	(3.59)	32.02	2.32	486,808	1.00	1.00	0.71	35
Class R6
Six months ended 04/30/25	24.26	0.10	0.27	0.37	(0.69)	(1.01)	(1.70)	22.93	1.65	991,628	0.85 (d)	0.85 (d)	0.92 (d)	20
Year ended 10/31/24	20.86	0.33	3.52	3.85	(0.24)	(0.21)	(0.45)	24.26	18.63	1,062,449	0.87	0.87	1.37	28
Year ended 10/31/23	20.68	0.24	2.36	2.60	(0.07)	(2.35)	(2.42)	20.86	12.92	1,046,696	0.93	0.93	1.08	32
Year ended 10/31/22	34.56	0.30	(7.09)	(6.79)	(0.70)	(6.39)	(7.09)	20.68	(24.59)	450,115	0.95	0.95	1.20	39
Year ended 10/31/21	31.97	0.19	6.66	6.85	(0.45)	(3.81)	(4.26)	34.56	22.48	794,749	0.91	0.91	0.55	25
Year ended 10/31/20	34.71	0.25	0.63	0.88	(0.78)	(2.84)	(3.62)	31.97	2.41	914,873	0.91	0.91	0.80	35

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year months ended October 31, 2023, the portfolio turnover calculation excludes the value of securities purchased of $679,923,194 in connection with the acquisition of Invesco International Equity Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco EQV International Equity Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco EQV International Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco EQV International Equity Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact
9
Invesco EQV International Equity Fund

overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly
10
Invesco EQV International Equity Fund

and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.
The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.850%
Next $250 million	0.825%
Next $500 million	0.785%
Next $1.5 billion	0.760%
Next $2.5 billion	0.720%
Over $5 billion	0.690%
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.78%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least February 28, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.30%, 2.05%, 1.55%, 1.05%, 1.05% and 1.05%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $24,753.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
11
Invesco EQV International Equity Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $53,578 in front-end sales commissions from the sale of Class A shares and $1,161 and $65 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2025, the Fund incurred $1,945 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$55,388,265	$—	$55,388,265
Brazil	56,978,988	—	—	56,978,988
Canada	185,098,044	—	—	185,098,044
China	—	133,489,833	—	133,489,833
Denmark	—	30,765,589	—	30,765,589
France	—	297,644,204	—	297,644,204
Germany	—	88,830,121	—	88,830,121
Hong Kong	—	60,599,130	—	60,599,130
India	53,878,773	60,629,574	—	114,508,347
Ireland	21,578,485	35,416,478	—	56,994,963
Israel	21,710,557	—	—	21,710,557
Italy	—	44,807,363	—	44,807,363
Japan	—	300,740,411	—	300,740,411
Mexico	29,017,390	—	—	29,017,390
Netherlands	—	100,605,068	—	100,605,068
Singapore	—	29,633,447	—	29,633,447
South Korea	—	21,798,059	—	21,798,059
Spain	—	13,155,470	—	13,155,470
Sweden	—	103,221,889	—	103,221,889
Switzerland	—	78,013,233	—	78,013,233
Taiwan	—	100,366,349	—	100,366,349
Thailand	—	19,262,494	—	19,262,494
United Kingdom	—	257,571,591	—	257,571,591
United States	132,258,124	—	—	132,258,124
Money Market Funds	32,526,155	100,567,503	—	133,093,658
Total Investments	$533,046,516	$1,932,506,071	$—	$2,465,552,587
12
Invesco EQV International Equity Fund

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $27,398.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $497,032,745 and $770,622,212, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$650,296,717
Aggregate unrealized (depreciation) of investments	(58,647,227)
Net unrealized appreciation of investments	$591,649,490
Cost of investments for tax purposes is $1,873,903,097.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,320,277	$29,214,514	2,618,114	$60,665,062
Class C	56,530	1,039,341	105,453	2,060,704
Class R	182,360	3,939,001	363,655	8,273,792
Class Y	1,016,449	22,609,243	1,925,416	44,808,516
Class R5	621,022	14,570,808	572,859	13,709,818
Class R6	4,091,271	94,589,942	5,094,023	122,341,445
Issued as reinvestment of dividends:
Class A	2,980,985	65,343,182	755,625	16,676,649
Class C	65,934	1,202,640	14,112	262,768
Class R	171,584	3,663,312	38,080	820,238
Class Y	687,806	15,145,494	252,286	5,590,655
Class R5	301,321	6,827,928	86,178	1,961,403
Class R6	3,168,506	71,449,812	967,389	21,911,368
Automatic conversion of Class C shares to Class A shares:
Class A	97,112	2,167,116	132,392	3,106,291
Class C	(116,804)	(2,167,116)	(157,455)	(3,106,291)
13
Invesco EQV International Equity Fund

Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(4,643,117)	$(103,307,727)	(8,052,506)	$(186,969,348)
Class C	(135,800)	(2,502,836)	(209,276)	(4,082,714)
Class R	(273,215)	(5,943,690)	(633,287)	(14,388,570)
Class Y	(3,848,795)	(85,549,996)	(5,281,357)	(122,511,409)
Class R5	(1,576,365)	(36,502,369)	(1,146,664)	(27,587,162)
Class R6	(7,805,244)	(178,580,226)	(12,434,558)	(297,596,478)
Net increase (decrease) in share activity	(3,638,183)	$(82,791,627)	(14,989,521)	$(354,053,263)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 15% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
14
Invesco EQV International Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco EQV International Equity Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
IGR-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Global Focus Fund
Nasdaq:
A: GLVAX ■ C: GLVCX ■ R: GLVNX ■ Y: GLVYX ■ R5: GFFDX ■ R6: GLVIX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.72%
Apparel Retail–0.93%
TJX Cos., Inc. (The)	38,869	$5,001,663
Apparel, Accessories & Luxury Goods–5.17%
Hermes International S.C.A. (France)	8,340	22,936,501
Moncler S.p.A. (Italy)	78,456	4,842,372
		27,778,873
Application Software–4.64%
Nice Ltd., ADR (Israel)(b)	72,332	11,273,304
Salesforce, Inc.	40,036	10,758,073
Synopsys, Inc.(b)	6,372	2,924,812
		24,956,189
Automobile Manufacturers–0.50%
Ferrari N.V. (Italy)	5,859	2,682,137
Broadline Retail–7.82%
Amazon.com, Inc.(b)	177,274	32,692,871
JD.com, Inc., ADR (China)	286,010	9,329,646
		42,022,517
Financial Exchanges & Data–2.10%
S&P Global, Inc.	22,603	11,302,630
Health Care Equipment–6.11%
Boston Scientific Corp.(b)	88,726	9,127,244
IDEXX Laboratories, Inc.(b)	12,928	5,593,299
Stryker Corp.	48,541	18,150,451
		32,870,994
Hotels, Resorts & Cruise Lines–4.33%
Airbnb, Inc., Class A(b)(c)	67,865	8,274,101
Amadeus IT Group S.A. (Spain)	190,593	15,002,146
		23,276,247
Industrial Gases–1.09%
Linde PLC	12,992	5,888,364
Interactive Media & Services–19.81%
Alphabet, Inc., Class A	213,541	33,910,311
Meta Platforms, Inc., Class A	94,445	51,850,305
Tencent Holdings Ltd. (China)	338,700	20,745,694
		106,506,310
Internet Services & Infrastructure–0.96%
Shopify, Inc., Class A (Canada)(b)	54,094	5,138,930
Life Sciences Tools & Services–5.89%
Lonza Group AG (Switzerland)	22,314	16,032,814
Thermo Fisher Scientific, Inc.	36,444	15,634,476
		31,667,290
Movies & Entertainment–3.47%
Netflix, Inc.(b)	14,238	16,113,430
Spotify Technology S.A. (Sweden)(b)	4,182	2,567,664
		18,681,094
Shares		Value
Passenger Ground Transportation–4.06%
Uber Technologies, Inc.(b)	269,567	$21,837,623
Pharmaceuticals–5.82%
Eli Lilly and Co.	21,653	19,464,964
Novo Nordisk A/S, Class B (Denmark)	96,892	6,478,346
Zoetis, Inc.	34,105	5,334,022
		31,277,332
Semiconductor Materials & Equipment–1.42%
ASML Holding N.V. (Netherlands)	2,659	1,780,046
BE Semiconductor Industries N.V. (Netherlands)(c)	28,657	3,103,659
Lam Research Corp.	38,145	2,733,852
		7,617,557
Semiconductors–5.89%
Broadcom, Inc.	48,939	9,419,289
Marvell Technology, Inc.	165,474	9,658,717
NVIDIA Corp.	86,390	9,409,599
QUALCOMM, Inc.	8,264	1,226,874
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	70,000	1,983,419
		31,697,898
Specialty Chemicals–0.69%
Symrise AG (Germany)	32,018	3,692,682
Systems Software–8.39%
CrowdStrike Holdings, Inc., Class A(b)	47,444	20,347,309
Microsoft Corp.	13,683	5,408,343
ServiceNow, Inc.(b)	20,287	19,374,288
		45,129,940
Transaction & Payment Processing Services–10.63%
Adyen N.V. (Netherlands)(b)(d)	5,645	9,134,812
Mastercard, Inc., Class A	52,422	28,730,401
Visa, Inc., Class A	55,884	19,307,922
		57,173,135
Total Common Stocks & Other Equity Interests (Cost $283,078,700)		536,199,405
Money Market Funds–0.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f)	439,699	439,699
Invesco Treasury Portfolio, Institutional Class, 4.23%(e)(f)	816,583	816,583
Total Money Market Funds (Cost $1,256,282)		1,256,282
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $284,334,982)		537,455,687
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.65%
Invesco Private Government Fund, 4.32%(e)(f)(g)	2,478,830	2,478,830
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Global Focus Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(e)(f)(g)	6,380,931	$6,382,207
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,861,037)		8,861,037
TOTAL INVESTMENTS IN SECURITIES–101.60% (Cost $293,196,019)		546,316,724
OTHER ASSETS LESS LIABILITIES—(1.60)%		(8,619,553)
NET ASSETS–100.00%		$537,697,171
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2025 represented 1.70% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,034,474	$11,156,553	$(11,751,328)	$-	$-	$439,699	$11,170
Invesco Treasury Portfolio, Institutional Class	1,921,165	20,719,313	(21,823,895)	-	-	816,583	20,594
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	14,515,839	(12,037,009)	-	-	2,478,830	5,745*
Invesco Private Prime Fund	3,281,189	37,192,956	(34,091,978)	-	40	6,382,207	16,751*
Total	$6,236,828	$83,584,661	$(79,704,210)	$-	$40	$10,117,319	$54,260

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Global Focus Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $283,078,700)*	$536,199,405
Investments in affiliated money market funds, at value (Cost $10,117,319)	10,117,319
Cash	100,000
Foreign currencies, at value (Cost $870)	915
Receivable for:
Fund shares sold	162,287
Dividends	450,418
Foreign withholding tax claims	33,095
Investment for trustee deferred compensation and retirement plans	34,742
Other assets	38,632
Total assets	547,136,813
Liabilities:
Payable for:
Fund shares reacquired	260,918
Collateral upon return of securities loaned	8,861,037
Accrued fees to affiliates	234,974
Accrued trustees’ and officers’ fees and benefits	341
Accrued other operating expenses	47,630
Trustee deferred compensation and retirement plans	34,742
Total liabilities	9,439,642
Net assets applicable to shares outstanding	$537,697,171
Net assets consist of:
Shares of beneficial interest	$258,876,477
Distributable earnings	278,820,694
$537,697,171
Net Assets:
Class A	$291,721,689
Class C	$20,527,117
Class R	$32,078,346
Class Y	$148,768,269
Class R5	$11,497
Class R6	$44,590,253
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	3,817,534
Class C	309,381
Class R	440,304
Class Y	1,867,413
Class R5	147
Class R6	547,233
Class A:
Net asset value per share	$76.42
Maximum offering price per share (Net asset value of $76.42 ÷ 94.50%)	$80.87
Class C:
Net asset value and offering price per share	$66.35
Class R:
Net asset value and offering price per share	$72.85
Class Y:
Net asset value and offering price per share	$79.67
Class R5:
Net asset value and offering price per share	$78.21
Class R6:
Net asset value and offering price per share	$81.48

*	At April 30, 2025, securities with an aggregate value of $8,427,319 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Global Focus Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $59,621)	$1,394,990
Dividends from affiliated money market funds (includes net securities lending income of $827)	32,591
Foreign withholding tax claims	33,095
Total investment income	1,460,676
Expenses:
Advisory fees	2,196,979
Administrative services fees	40,388
Custodian fees	10,642
Distribution fees:
Class A	377,604
Class C	118,289
Class R	81,279
Transfer agent fees — A, C, R and Y	389,937
Transfer agent fees — R5	2
Transfer agent fees — R6	5,647
Trustees’ and officers’ fees and benefits	11,748
Registration and filing fees	44,001
Reports to shareholders	20,222
Professional services fees	30,328
Other	11,486
Total expenses	3,338,552
Less: Fees waived and/or expense offset arrangement(s)	(12,146)
Net expenses	3,326,406
Net investment income (loss)	(1,865,730)
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	32,426,998
Affiliated investment securities	40
Foreign currencies	12,353
32,439,391
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(19,406,859)
Foreign currencies	7,768
(19,399,091)
Net realized and unrealized gain	13,040,300
Net increase in net assets resulting from operations	$11,174,570
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Global Focus Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income (loss)	$(1,865,730)	$(3,774,454)
Net realized gain	32,439,391	35,302,631
Change in net unrealized appreciation (depreciation)	(19,399,091)	136,913,574
Net increase in net assets resulting from operations	11,174,570	168,441,751
Distributions to shareholders from distributable earnings:
Class A	(4,892,748)	—
Class C	(438,616)	—
Class R	(534,818)	—
Class Y	(2,433,654)	—
Class R5	(194)	—
Class R6	(609,122)	—
Total distributions from distributable earnings	(8,909,152)	—
Share transactions–net:
Class A	(14,971,495)	(31,176,453)
Class C	(3,952,024)	(7,536,435)
Class R	558,854	(4,921,942)
Class Y	(11,939,324)	(40,785,656)
Class R5	(495)	395
Class R6	7,665,962	(4,990,066)
Net increase (decrease) in net assets resulting from share transactions	(22,638,522)	(89,410,157)
Net increase (decrease) in net assets	(20,373,104)	79,031,594
Net assets:
Beginning of period	558,070,275	479,038,681
End of period	$537,697,171	$558,070,275
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Global Focus Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$76.11	$(0.28)	$1.83	$1.55	$(1.24)	$76.42	1.94%	$291,722	1.24%(d)	1.24%(d)	(0.72)%(d)	7%
Year ended 10/31/24	55.79	(0.51)	20.83	20.32	—	76.11	36.42	305,448	1.25	1.25	(0.71)	13
Year ended 10/31/23	45.11	(0.48)	11.16	10.68	—	55.79	23.68	247,965	1.28	1.28	(0.86)	9
Year ended 10/31/22	85.76	(0.51)(e)	(37.02)	(37.53)	(3.12)	45.11	(45.25)	206,115	1.23	1.23	(0.85)(e)	25
Year ended 10/31/21	72.26	(0.84)	17.88	17.04	(3.54)	85.76	24.30 (f)	414,186	1.18 (f)	1.18 (f)	(1.03)(f)	24
Year ended 10/31/20	52.99	(0.51)	25.00	24.49	(5.22)	72.26	50.31 (f)	273,684	1.26 (f)	1.26 (f)	(0.84)(f)	43
Class C
Six months ended 04/30/25	66.48	(0.50)	1.61	1.11	(1.24)	66.35	1.55	20,527	1.99 (d)	1.99 (d)	(1.47)(d)	7
Year ended 10/31/24	49.10	(0.92)	18.30	17.38	—	66.48	35.40	24,515	2.00	2.00	(1.46)	13
Year ended 10/31/23	40.00	(0.80)	9.90	9.10	—	49.10	22.75	23,898	2.03	2.03	(1.61)	9
Year ended 10/31/22	77.00	(0.89)(e)	(32.99)	(33.88)	(3.12)	40.00	(45.66)	22,964	1.98	1.98	(1.60)(e)	25
Year ended 10/31/21	65.69	(1.31)	16.16	14.85	(3.54)	77.00	23.36	70,996	1.94	1.94	(1.79)	24
Year ended 10/31/20	48.95	(0.88)	22.84	21.96	(5.22)	65.69	49.20	73,587	2.01	2.02	(1.59)	43
Class R
Six months ended 04/30/25	72.69	(0.36)	1.76	1.40	(1.24)	72.85	1.82	32,078	1.49 (d)	1.49 (d)	(0.97)(d)	7
Year ended 10/31/24	53.41	(0.66)	19.94	19.28	—	72.69	36.10	31,493	1.50	1.50	(0.96)	13
Year ended 10/31/23	43.29	(0.60)	10.72	10.12	—	53.41	23.38	26,757	1.53	1.53	(1.11)	9
Year ended 10/31/22	82.63	(0.64)(e)	(35.58)	(36.22)	(3.12)	43.29	(45.38)	21,519	1.48	1.48	(1.10)(e)	25
Year ended 10/31/21	69.91	(1.02)	17.28	16.26	(3.54)	82.63	23.99	39,611	1.44	1.44	(1.29)	24
Year ended 10/31/20	51.54	(0.65)	24.24	23.59	(5.22)	69.91	49.95	22,854	1.52	1.52	(1.10)	43
Class Y
Six months ended 04/30/25	79.20	(0.19)	1.90	1.71	(1.24)	79.67	2.07	148,768	0.99 (d)	0.99 (d)	(0.47)(d)	7
Year ended 10/31/24	57.91	(0.34)	21.63	21.29	—	79.20	36.76	159,465	1.00	1.00	(0.46)	13
Year ended 10/31/23	46.71	(0.35)	11.55	11.20	—	57.91	23.98	149,616	1.03	1.03	(0.61)	9
Year ended 10/31/22	88.48	(0.38)(e)	(38.27)	(38.65)	(3.12)	46.71	(45.11)	174,208	0.98	0.98	(0.60)(e)	25
Year ended 10/31/21	74.28	(0.66)	18.40	17.74	(3.54)	88.48	24.60	453,276	0.94	0.94	(0.79)	24
Year ended 10/31/20	54.21	(0.38)	25.67	25.29	(5.22)	74.28	50.68	304,779	1.02	1.02	(0.60)	43
Class R5
Six months ended 04/30/25	77.73	(0.14)	1.86	1.72	(1.24)	78.21	2.12	11	0.87 (d)	0.87 (d)	(0.35)(d)	7
Year ended 10/31/24	56.76	(0.26)	21.23	20.97	—	77.73	36.94	12	0.89	0.89	(0.35)	13
Year ended 10/31/23	45.71	(0.27)	11.32	11.05	—	56.76	24.17	8	0.88	0.88	(0.46)	9
Year ended 10/31/22	86.56	(0.29)(e)	(37.44)	(37.73)	(3.12)	45.71	(45.05)	7	0.85	0.85	(0.47)(e)	25
Year ended 10/31/21	72.67	(0.56)	17.99	17.43	(3.54)	86.56	24.72	13	0.84	0.84	(0.69)	24
Year ended 10/31/20	53.08	(0.28)	25.09	24.81	(5.22)	72.67	50.88	14	0.89	0.89	(0.47)	43
Class R6
Six months ended 04/30/25	80.94	(0.14)	1.92	1.78	(1.24)	81.48	2.11	44,590	0.87 (d)	0.87 (d)	(0.35)(d)	7
Year ended 10/31/24	59.11	(0.27)	22.10	21.83	—	80.94	36.93	37,137	0.89	0.89	(0.35)	13
Year ended 10/31/23	47.62	(0.28)	11.77	11.49	—	59.11	24.13	30,794	0.90	0.90	(0.48)	9
Year ended 10/31/22	90.02	(0.30)(e)	(38.98)	(39.28)	(3.12)	47.62	(45.04)	26,910	0.85	0.85	(0.47)(e)	25
Year ended 10/31/21	75.43	(0.58)	18.71	18.13	(3.54)	90.02	24.74	55,502	0.84	0.84	(0.69)	24
Year ended 10/31/20	54.89	(0.26)	26.02	25.76	(5.22)	75.43	50.94	33,645	0.85	0.89	(0.43)	43

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended October 31, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.60) and (1.00)%, $(0.98) and (1.75)%, $(0.73)
and (1.25)%, $(0.47) and (0.75)%, $(0.38) and (0.62)%, $(0.39) and (0.62)% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
October 31, 2021 and 2020, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Global Focus Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Focus Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco Global Focus Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact
9
Invesco Global Focus Fund

overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets,
10
Invesco Global Focus Fund

restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.800%
Next $500 million	0.750%
Over $1 billion	0.720%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.78%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $778.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $24,489 in front-end sales commissions from the sale of Class A shares and $1 and $209 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2025, the Fund incurred $1,722 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount
11
Invesco Global Focus Fund

rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$427,784,777	$108,414,628	$—	$536,199,405
Money Market Funds	1,256,282	8,861,037	—	10,117,319
Total Investments	$429,041,059	$117,275,665	$—	$546,316,724
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,368.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $39,995,350 and $71,339,868, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$260,296,522
Aggregate unrealized (depreciation) of investments	(9,055,431)
Net unrealized appreciation of investments	$251,241,091
Cost of investments for tax purposes is $295,075,633.
12
Invesco Global Focus Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	157,733	$12,516,517	466,666	$33,469,124
Class C	26,817	1,864,498	61,467	3,872,614
Class R	46,917	3,544,009	78,756	5,453,510
Class Y	87,899	7,231,878	250,926	18,841,324
Class R5	13	1,000	7	500
Class R6	155,043	13,236,847	119,906	9,032,808
Issued as reinvestment of dividends:
Class A	56,859	4,639,160	-	-
Class C	5,852	415,702	-	-
Class R	6,863	534,190	-	-
Class Y	21,431	1,821,242	-	-
Class R5	-	12	-	-
Class R6	5,386	467,959	-	-
Automatic conversion of Class C shares to Class A shares:
Class A	33,927	2,647,143	49,861	3,602,191
Class C	(39,000)	(2,647,143)	(56,870)	(3,602,191)
Reacquired:
Class A	(444,256)	(34,774,315)	(948,115)	(68,247,768)
Class C	(53,060)	(3,585,081)	(122,580)	(7,806,858)
Class R	(46,730)	(3,519,345)	(146,480)	(10,375,452)
Class Y	(255,308)	(20,992,444)	(821,103)	(59,626,980)
Class R5	(19)	(1,507)	(2)	(105)
Class R6	(72,041)	(6,038,844)	(182,004)	(14,022,874)
Net increase (decrease) in share activity	(305,674)	$(22,638,522)	(1,249,565)	$(89,410,157)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Global Focus Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco Global Focus Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
O-GLF-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Global Fund
Nasdaq:
A: OPPAX ■ C: OGLCX ■ R: OGLNX ■ Y: OGLYX ■ R5: GFDDX ■ R6: OGLIX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.98%
Argentina–0.22%
Ciro Holding S.A.(a)	79,422,317,553	$17,949,444
Canada–1.07%
Shopify, Inc., Class A(b)	943,151	89,599,345
China–3.32%
JD.com, Inc., ADR(c)	6,478,091	211,315,329
Tencent Holdings Ltd.	1,065,000	65,232,253
		276,547,582
Denmark–1.16%
Novo Nordisk A/S, Class B	1,441,396	96,373,915
France–6.48%
Airbus SE	1,492,768	253,308,551
Dassault Systemes SE	886,284	33,214,503
EssilorLuxottica S.A.	321,107	92,527,941
LVMH Moet Hennessy Louis Vuitton SE	289,998	160,638,395
		539,689,390
Germany–5.91%
Allianz SE	178,922	73,997,971
SAP SE	1,429,815	418,347,731
		492,345,702
India–6.58%
DLF Ltd.	41,510,155	331,101,113
HDFC Bank Ltd.	2,157,058	48,995,299
ICICI Bank Ltd., ADR(c)	5,015,935	168,334,779
		548,431,191
Israel–0.97%
Nice Ltd., ADR(b)(c)	520,172	81,071,407
Italy–1.69%
Brunello Cucinelli S.p.A.	768,461	86,758,988
Ferrari N.V.	76,319	34,937,369
Moncler S.p.A.	311,299	19,213,646
		140,910,003
Japan–3.65%
Capcom Co. Ltd.	2,045,000	59,203,787
Hoya Corp.	343,400	40,406,533
Keyence Corp.	336,212	140,567,382
TDK Corp.	6,035,900	64,411,758
		304,589,460
Netherlands–2.07%
Adyen N.V.(b)(d)	60,500	97,901,878
ASML Holding N.V.	29,159	19,520,256
BE Semiconductor Industries N.V.(c)	284,760	30,840,558
Universal Music Group N.V.	836,649	24,602,065
		172,864,757
Spain–1.52%
Amadeus IT Group S.A.	1,610,692	126,782,398
Shares		Value
Sweden–3.82%
Assa Abloy AB, Class B	3,744,361	$113,656,238
Atlas Copco AB, Class A	9,151,024	141,645,922
Spotify Technology S.A.(b)	102,461	62,909,005
		318,211,165
Switzerland–1.40%
Lonza Group AG	161,966	116,374,060
Taiwan–0.57%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,675,000	47,460,373
United States–59.55%
Alphabet, Inc., Class A	5,114,383	812,164,020
Amazon.com, Inc.(b)	729,381	134,512,444
Analog Devices, Inc.(c)	1,423,518	277,472,128
Boston Scientific Corp.(b)	801,241	82,423,662
Broadcom, Inc.	698,004	134,344,830
Ecolab, Inc.	168,790	42,438,870
Eli Lilly and Co.	336,835	302,797,823
Equifax, Inc.(c)	485,359	126,256,437
IDEXX Laboratories, Inc.(b)(c)	71,597	30,976,442
Intuit, Inc.(c)	415,255	260,560,055
Intuitive Surgical, Inc.(b)	261,302	134,779,571
IQVIA Holdings, Inc.(b)(c)	400,033	62,033,117
Lam Research Corp.(c)	618,230	44,308,544
Linde PLC	63,721	28,880,269
Marriott International, Inc., Class A	338,455	80,748,594
Marvell Technology, Inc.(c)	3,109,582	181,506,301
Mastercard, Inc., Class A	73,811	40,452,857
Meta Platforms, Inc., Class A(c)	1,247,604	684,934,596
Microsoft Corp.	528,370	208,843,526
Netflix, Inc.(b)(c)	143,740	162,673,433
NVIDIA Corp.	2,535,790	276,198,247
Phathom Pharmaceuticals, Inc.(b)(c)	1,975,378	8,474,372
QUALCOMM, Inc.(c)	108,393	16,092,025
S&P Global, Inc.(c)	763,073	381,574,654
Stryker Corp.(c)	60,750	22,715,640
Synopsys, Inc.(b)	75,227	34,529,945
Thermo Fisher Scientific, Inc.(c)	64,184	27,534,936
TJX Cos., Inc. (The)	375,926	48,374,158
Visa, Inc., Class A(c)	839,996	290,218,618
Zoetis, Inc.	146,824	22,963,273
		4,961,783,387
Total Common Stocks & Other Equity Interests (Cost $3,580,616,101)		8,330,983,579
Money Market Funds–0.18%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f)	5,412,050	5,412,050
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Global Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.23%(e)(f)	10,050,950	$10,050,950
Total Money Market Funds (Cost $15,463,000)		15,463,000
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.16% (Cost $3,596,079,101)		8,346,446,579
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.61%
Invesco Private Government Fund, 4.32%(e)(f)(g)	15,393,106	15,393,106
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(e)(f)(g)	35,268,729	$35,275,782
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,668,888)		50,668,888
TOTAL INVESTMENTS IN SECURITIES—100.77% (Cost $3,646,747,989)		8,397,115,467
OTHER ASSETS LESS LIABILITIES–(0.77)%		(64,530,204)
NET ASSETS–100.00%		$8,332,585,263
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2025 represented 1.17% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,425,596	$157,373,722	$(153,387,268)	$-	$-	$5,412,050	$120,431
Invesco Treasury Portfolio, Institutional Class	2,647,536	292,265,485	(284,862,071)	-	-	10,050,950	179,683
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,979,192	397,126,329	(414,712,415)	-	-	15,393,106	617,701*
Invesco Private Prime Fund	78,617,477	853,631,066	(896,968,972)	-	(3,789)	35,275,782	1,632,783*
Investments in Other Affiliates:
Ciro Holding S.A.**	21,244,913	-	-	(3,295,469)	-	17,949,444	-
Total	$136,914,714	$1,700,396,602	$(1,749,930,726)	$(3,295,469)	$(3,789)	$84,081,332	$2,550,598

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	At April 30, 2025, this security was no longer an affiliate of the Fund.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Global Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,580,616,101)*	$8,330,983,579
Investments in affiliated money market funds, at value (Cost $66,131,888)	66,131,888
Cash	7,000,000
Foreign currencies, at value (Cost $8,387,648)	8,375,593
Receivable for:
Fund shares sold	3,746,882
Dividends	12,109,551
Investment for trustee deferred compensation and retirement plans	956,219
Other assets	131,780
Total assets	8,429,435,492
Liabilities:
Payable for:
Fund shares reacquired	7,034,615
Accrued foreign taxes	32,714,818
Collateral upon return of securities loaned	50,668,888
Accrued fees to affiliates	3,586,790
Accrued trustees’ and officers’ fees and benefits	369,886
Accrued other operating expenses	616,409
IRS closing agreement fees for foreign withholding tax claims	893,000
Trustee deferred compensation and retirement plans	965,823
Total liabilities	96,850,229
Net assets applicable to shares outstanding	$8,332,585,263
Net assets consist of:
Shares of beneficial interest	$2,811,541,548
Distributable earnings	5,521,043,715
$8,332,585,263
Net Assets:
Class A	$5,518,566,923
Class C	$103,541,078
Class R	$168,639,780
Class Y	$1,150,798,278
Class R5	$8,460,533
Class R6	$1,382,578,671
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	61,993,105
Class C	1,461,950
Class R	1,954,336
Class Y	12,664,686
Class R5	92,422
Class R6	15,055,342
Class A:
Net asset value per share	$89.02
Maximum offering price per share (Net asset value of $89.02 ÷ 94.50%)	$94.20
Class C:
Net asset value and offering price per share	$70.82
Class R:
Net asset value and offering price per share	$86.29
Class Y:
Net asset value and offering price per share	$90.87
Class R5:
Net asset value and offering price per share	$91.54
Class R6:
Net asset value and offering price per share	$91.83

*	At April 30, 2025, securities with an aggregate value of $49,469,907 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Global Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $2,220,654)	$41,101,752
Dividends from affiliated money market funds (includes net securities lending income of $104,834)	404,948
Total investment income	41,506,700
Expenses:
Advisory fees	28,901,801
Administrative services fees	638,544
Custodian fees	347,925
Distribution fees:
Class A	6,864,268
Class C	579,975
Class R	454,538
Transfer agent fees — A, C, R and Y	5,225,457
Transfer agent fees — R5	4,646
Transfer agent fees — R6	217,080
Trustees’ and officers’ fees and benefits	(61,550)
Registration and filing fees	93,130
Reports to shareholders	156,124
Professional services fees	71,859
Other	73,345
Total expenses	43,567,142
Less: Fees waived and/or expense offset arrangement(s)	(127,459)
Net expenses	43,439,683
Net investment income (loss)	(1,932,983)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $3,190,218)	906,123,606
Affiliated investment securities	(3,789)
Foreign currencies	142,146
906,261,963
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $15,312,273)	(1,162,103,599)
Affiliated investment securities	(3,295,469)
Foreign currencies	332,677
(1,165,066,391)
Net realized and unrealized gain (loss)	(258,804,428)
Net increase (decrease) in net assets resulting from operations	$(260,737,411)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Global Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income (loss)	$(1,932,983)	$2,452,362
Net realized gain	906,261,963	1,011,525,169
Change in net unrealized appreciation (depreciation)	(1,165,066,391)	1,601,556,508
Net increase (decrease) in net assets resulting from operations	(260,737,411)	2,615,534,039
Distributions to shareholders from distributable earnings:
Class A	(656,874,497)	(571,159,610)
Class C	(15,910,003)	(15,496,785)
Class R	(20,607,151)	(17,759,400)
Class Y	(140,959,907)	(127,890,291)
Class R5	(1,003,448)	(1,061,940)
Class R6	(150,594,645)	(137,236,150)
Total distributions from distributable earnings	(985,949,651)	(870,604,176)
Share transactions–net:
Class A	244,142,305	(131,171,622)
Class C	1,422,529	(17,379,610)
Class R	10,106,119	(3,543,593)
Class Y	(8,535,264)	(96,501,720)
Class R5	(872,012)	(788,776)
Class R6	130,235,235	(94,909,133)
Net increase (decrease) in net assets resulting from share transactions	376,498,912	(344,294,454)
Net increase (decrease) in net assets	(870,188,150)	1,400,635,409
Net assets:
Beginning of period	9,202,773,413	7,802,138,004
End of period	$8,332,585,263	$9,202,773,413
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Global Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$102.55	$(0.05)	$(2.31)	$(2.36)	$—	$(11.17)	$(11.17)	$89.02	(3.22)%(d)	$5,518,567	1.05%(d)(e)	1.05%(d)(e)	(0.12)%(d)(e)	8%
Year ended 10/31/24	84.62	(0.04)	27.59	27.55	—	(9.62)	(9.62)	102.55	34.55 (d)	6,108,660	1.05 (d)	1.05 (d)	(0.05)(d)	7
Year ended 10/31/23	79.63	(0.05)	15.59	15.54	—	(10.55)	(10.55)	84.62	20.54 (d)	5,099,198	1.06 (d)	1.06 (d)	(0.05)(d)	7
Year ended 10/31/22	135.11	(0.10)	(46.46)	(46.56)	—	(8.92)	(8.92)	79.63	(36.79)(d)	4,538,019	1.04 (d)	1.04 (d)	(0.09)(d)	9
Year ended 10/31/21	101.84	(0.52)	40.40	39.88	—	(6.61)	(6.61)	135.11	40.51 (d)	8,073,179	1.03 (d)	1.03 (d)	(0.42)(d)	7
Year ended 10/31/20	90.42	(0.23)	12.95	12.72	(0.51)	(0.79)	(1.30)	101.84	14.17	6,256,292	1.06	1.06	(0.25)	8
Class C
Six months ended 04/30/25	84.05	(0.34)	(1.72)	(2.06)	—	(11.17)	(11.17)	70.82	(3.60)	103,541	1.82 (e)	1.82 (e)	(0.89)(e)	8
Year ended 10/31/24	71.35	(0.66)	22.98	22.32	—	(9.62)	(9.62)	84.05	33.52	121,722	1.82	1.82	(0.82)	7
Year ended 10/31/23	69.09	(0.59)	13.40	12.81	—	(10.55)	(10.55)	71.35	19.61	117,135	1.83	1.83	(0.82)	7
Year ended 10/31/22	119.28	(0.77)	(40.50)	(41.27)	—	(8.92)	(8.92)	69.09	(37.26)	122,529	1.81	1.81	(0.86)	9
Year ended 10/31/21	91.23	(1.30)	35.96	34.66	—	(6.61)	(6.61)	119.28	39.44	248,647	1.80	1.80	(1.19)	7
Year ended 10/31/20	81.75	(0.85)	11.63	10.78	(0.51)	(0.79)	(1.30)	91.23	13.28	243,600	1.83	1.83	(1.02)	8
Class R
Six months ended 04/30/25	99.85	(0.18)	(2.21)	(2.39)	—	(11.17)	(11.17)	86.29	(3.34)	168,640	1.32 (e)	1.32 (e)	(0.39)(e)	8
Year ended 10/31/24	82.82	(0.30)	26.95	26.65	—	(9.62)	(9.62)	99.85	34.17	184,912	1.32	1.32	(0.32)	7
Year ended 10/31/23	78.33	(0.27)	15.31	15.04	—	(10.55)	(10.55)	82.82	20.21	154,644	1.33	1.33	(0.32)	7
Year ended 10/31/22	133.38	(0.36)	(45.77)	(46.13)	—	(8.92)	(8.92)	78.33	(36.95)	142,467	1.31	1.31	(0.36)	9
Year ended 10/31/21	100.86	(0.84)	39.97	39.13	—	(6.61)	(6.61)	133.38	40.16	247,549	1.30	1.30	(0.69)	7
Year ended 10/31/20	89.81	(0.48)	12.83	12.35	(0.51)	(0.79)	(1.30)	100.86	13.85	197,067	1.33	1.33	(0.52)	8
Class Y
Six months ended 04/30/25	104.35	0.06	(2.37)	(2.31)	—	(11.17)	(11.17)	90.87	(3.11)	1,150,798	0.82 (e)	0.82 (e)	0.11 (e)	8
Year ended 10/31/24	85.77	0.19	28.01	28.20	—	(9.62)	(9.62)	104.35	34.86	1,335,411	0.82	0.82	0.18	7
Year ended 10/31/23	80.42	0.16	15.74	15.90	—	(10.55)	(10.55)	85.77	20.82	1,168,865	0.83	0.83	0.18	7
Year ended 10/31/22	136.06	0.14	(46.86)	(46.72)	—	(8.92)	(8.92)	80.42	(36.63)	1,405,313	0.81	0.81	0.14	9
Year ended 10/31/21	102.29	(0.23)	40.61	40.38	—	(6.61)	(6.61)	136.06	40.84	2,713,045	0.80	0.80	(0.19)	7
Year ended 10/31/20	90.61	(0.01)	12.99	12.98	(0.51)	(0.79)	(1.30)	102.29	14.42	2,093,441	0.83	0.83	(0.02)	8
Class R5
Six months ended 04/30/25	105.03	0.07	(2.39)	(2.32)	—	(11.17)	(11.17)	91.54	(3.10)	8,461	0.78 (e)	0.78 (e)	0.15 (e)	8
Year ended 10/31/24	86.21	0.27	28.17	28.44	—	(9.62)	(9.62)	105.03	34.97	10,584	0.74	0.74	0.26	7
Year ended 10/31/23	80.72	0.23	15.81	16.04	—	(10.55)	(10.55)	86.21	20.93	9,306	0.74	0.74	0.27	7
Year ended 10/31/22	136.38	0.21	(46.95)	(46.74)	—	(8.92)	(8.92)	80.72	(36.56)	7,132	0.69	0.69	0.26	9
Year ended 10/31/21	102.39	(0.06)	40.66	40.60	—	(6.61)	(6.61)	136.38	41.03	16	0.66	0.66	(0.05)	7
Year ended 10/31/20	90.55	0.14	13.00	13.14	(0.51)	(0.79)	(1.30)	102.39	14.62	12	0.68	0.68	0.13	8
Class R6
Six months ended 04/30/25	105.30	0.11	(2.41)	(2.30)	—	(11.17)	(11.17)	91.83	(3.06)	1,382,579	0.71 (e)	0.71 (e)	0.22 (e)	8
Year ended 10/31/24	86.39	0.29	28.24	28.53	—	(9.62)	(9.62)	105.30	34.99	1,441,484	0.72	0.72	0.28	7
Year ended 10/31/23	80.86	0.25	15.83	16.08	—	(10.55)	(10.55)	86.39	20.94	1,252,990	0.72	0.72	0.29	7
Year ended 10/31/22	136.59	0.26	(47.07)	(46.81)	—	(8.92)	(8.92)	80.86	(36.56)	1,520,303	0.69	0.69	0.26	9
Year ended 10/31/21	102.54	(0.07)	40.73	40.66	—	(6.61)	(6.61)	136.59	41.02	2,629,798	0.66	0.66	(0.05)	7
Year ended 10/31/20	90.69	0.13	13.02	13.15	(0.51)	(0.79)	(1.30)	102.54	14.61	1,934,295	0.68	0.68	0.13	8

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2023, the portfolio turnover calculation excludes the value of securities purchased of $580,042,718 in connection with the acquisition of Invesco Global Growth Fund into the Fund.

(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended
April 30, 2025 and the years ended October 31, 2024, 2023, 2022, and 2021, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Global Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco Global Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Fund received refunds in excess of the foreign tax paid during the year and has recorded the estimated liability as a reduction to income which is reflected as IRS closing agreement fees for foreign withholding tax claims on the Statement of Operations.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess
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Invesco Global Fund

potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser $7,686 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede
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Invesco Global Fund

the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $250 million	0.800%
Next $250 million	0.770%
Next $500 million	0.750%
Next $1 billion	0.690%
Next $1.5 billion	0.670%
Next $2.5 billion	0.650%
Next $2.5 billion	0.630%
Next $2.5 billion	0.600%
Next $4 billion	0.580%
Next $8 billion	0.560%
Over $23 billion	0.540%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.65%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $6,857.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $114,145 in front-end sales commissions from the sale of Class A shares and $1,287 and $2,815 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2025, the Fund incurred $15,020 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
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Invesco Global Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$17,949,444	$17,949,444
Canada	89,599,345	—	—	89,599,345
China	211,315,329	65,232,253	—	276,547,582
Denmark	—	96,373,915	—	96,373,915
France	—	539,689,390	—	539,689,390
Germany	—	492,345,702	—	492,345,702
India	168,334,779	380,096,412	—	548,431,191
Israel	81,071,407	—	—	81,071,407
Italy	—	140,910,003	—	140,910,003
Japan	—	304,589,460	—	304,589,460
Netherlands	—	172,864,757	—	172,864,757
Spain	—	126,782,398	—	126,782,398
Sweden	62,909,005	255,302,160	—	318,211,165
Switzerland	—	116,374,060	—	116,374,060
Taiwan	—	47,460,373	—	47,460,373
United States	4,961,783,387	—	—	4,961,783,387
Money Market Funds	15,463,000	50,668,888	—	66,131,888
Total Investments	$5,590,476,252	$2,788,689,771	$17,949,444	$8,397,115,467
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $120,602.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
12
Invesco Global Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$16,077,238	$82,397,803	$98,475,041
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $759,379,262 and $1,398,797,725, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,899,864,252
Aggregate unrealized (depreciation) of investments	(182,680,839)
Net unrealized appreciation of investments	$4,717,183,413
Cost of investments for tax purposes is $3,679,932,054.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,274,513	$122,153,123	2,390,672	$233,195,592
Class C	83,362	6,294,595	168,882	13,659,078
Class R	140,797	13,061,425	254,855	24,313,583
Class Y	617,088	59,613,702	1,585,605	157,476,154
Class R5	2,501	238,957	11,098	1,063,229
Class R6	1,559,396	147,496,900	1,683,247	169,332,966
Issued as reinvestment of dividends:
Class A	6,223,168	604,829,737	6,183,134	540,282,065
Class C	201,082	15,595,901	212,218	15,298,852
Class R	217,657	20,527,197	207,490	17,694,688
Class Y	1,232,842	122,199,284	1,277,123	113,319,104
Class R5	10,030	1,001,534	11,881	1,060,291
Class R6	1,481,785	148,385,905	1,520,600	136,017,676
Automatic conversion of Class C shares to Class A shares:
Class A	95,037	8,984,314	209,738	20,355,491
Class C	(118,915)	(8,984,314)	(254,345)	(20,355,491)
Reacquired:
Class A	(5,166,193)	(491,824,869)	(9,478,648)	(925,004,770)
Class C	(151,874)	(11,483,653)	(320,141)	(25,982,049)
Class R	(255,934)	(23,482,503)	(477,874)	(45,551,864)
Class Y	(1,982,685)	(190,348,250)	(3,692,906)	(367,296,978)
Class R5	(20,883)	(2,112,503)	(30,151)	(2,912,296)
Class R6	(1,675,753)	(165,647,570)	(4,016,983)	(400,259,775)
Net increase (decrease) in share activity	3,767,021	$376,498,912	(2,554,505)	$(344,294,454)

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

13
Invesco Global Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco Global Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
O-GLBL-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Global Opportunities Fund
Nasdaq:
A: OPGIX ■ C: OGICX ■ R: OGINX ■ Y: OGIYX ■ R5: GOFFX ■ R6: OGIIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.91%
Australia–0.69%
Computershare Ltd.	609,375	$15,923,824
Brazil–4.01%
Embraer S.A., ADR(a)	194,992	8,957,932
Raia Drogasil S.A.	10,886,000	38,056,834
WEG S.A.	5,775,500	45,429,340
		92,444,106
Canada–0.92%
FirstService Corp.	121,202	21,272,331
China–0.33%
Chow Tai Fook Jewellery Group Ltd.	5,628,000	7,523,580
Denmark–1.63%
Novonesis (Novozymes) B, Class B	283,417	18,410,010
Pandora A/S	128,532	19,133,642
		37,543,652
France–2.74%
Gaztransport Et Technigaz S.A.	63,534	10,356,219
Lectra	376,983	9,789,927
Legrand S.A.	391,757	43,054,021
		63,200,167
Germany–2.78%
Carl Zeiss Meditec AG, BR	755,191	51,902,395
Knorr-Bremse AG	122,759	12,174,838
		64,077,233
Israel–0.68%
Check Point Software Technologies Ltd.(a)	70,876	15,561,535
Italy–1.70%
Brunello Cucinelli S.p.A.	182,256	20,576,641
Reply S.p.A.	104,456	18,648,469
		39,225,110
Japan–12.40%
Disco Corp.	248,300	48,040,953
DTS Corp.	491,536	13,980,201
Hoshizaki Corp.(b)	543,774	23,119,151
Kakaku.com, Inc.	1,330,253	23,526,674
MISUMI Group, Inc.	2,348,902	32,906,363
Nomura Research Institute Ltd.	953,391	36,102,467
Shimano, Inc.	181,402	25,556,878
Sysmex Corp.	2,930,847	54,405,758
Visional, Inc.(a)	459,500	27,799,144
		285,437,589
South Korea–0.37%
NICE Information Service Co. Ltd.	935,822	8,497,873
Sweden–3.17%
Addtech AB, Class B	673,355	22,653,303
Cellavision AB	608,426	12,684,234
Shares		Value
Sweden–(continued)
Indutrade AB	767,423	$20,761,585
Spotify Technology S.A.(a)	27,460	16,859,891
		72,959,013
Switzerland–5.71%
Geberit AG	26,631	18,447,834
Givaudan S.A.	8,203	39,574,220
Partners Group Holding AG	32,611	42,729,259
Straumann Holding AG	251,403	30,655,277
		131,406,590
Taiwan–0.95%
Voltronic Power Technology Corp.	468,000	21,945,100
Thailand–1.06%
Bumrungrad Hospital PCL, Foreign Shares	4,943,541	24,356,203
United Kingdom–4.78%
Rotork PLC	3,466,789	14,115,962
Sage Group PLC (The)	2,122,542	35,188,860
Spirax Group PLC	639,676	50,416,689
TechnipFMC PLC	364,900	10,279,233
		110,000,744
United States–52.99%
Alnylam Pharmaceuticals, Inc.(a)	54,993	14,476,357
AppLovin Corp., Class A(a)	71,749	19,322,723
Ares Management Corp., Class A	159,497	24,328,077
Astera Labs, Inc.(a)	106,960	6,985,558
AutoZone, Inc.(a)	5,677	21,360,280
Axon Enterprise, Inc.(a)	54,813	33,616,813
BJ’s Wholesale Club Holdings, Inc.(a)	92,786	10,907,922
Blue Owl Capital, Inc.	277,023	5,133,236
Brown & Brown, Inc.	194,838	21,549,083
Builders FirstSource, Inc.(a)	74,241	8,881,451
Burlington Stores, Inc.(a)	58,266	13,112,181
Carpenter Technology Corp.(b)	71,719	14,028,954
Casey’s General Stores, Inc.	17,450	8,072,195
Cava Group, Inc.(a)(b)	71,695	6,626,769
CBRE Group, Inc., Class A(a)	71,812	8,773,990
Cencora, Inc.	125,195	36,640,821
Cheniere Energy, Inc.	82,548	19,077,668
Chewy, Inc., Class A(a)	499,473	18,730,237
Cloudflare, Inc., Class A(a)	153,587	18,550,238
Comfort Systems USA, Inc.	24,609	9,783,308
Coterra Energy, Inc.	299,726	7,361,271
Curtiss-Wright Corp.	43,063	14,851,998
CyberArk Software Ltd.(a)	80,896	28,488,335
Datadog, Inc., Class A(a)	92,328	9,432,228
Duolingo, Inc.(a)(b)	52,847	20,582,850
Dutch Bros, Inc., Class A(a)	133,061	7,949,064
EMCOR Group, Inc.(b)	25,964	10,403,775
Encompass Health Corp.	301,237	35,241,717
Evercore, Inc., Class A	34,703	7,124,179
Fastenal Co.	118,946	9,631,058
Flex Ltd.(a)	623,871	21,423,730
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Global Opportunities Fund

Shares		Value
United States–(continued)
Garmin Ltd.	66,629	$12,450,961
Globus Medical, Inc., Class A(a)	171,744	12,326,067
GoDaddy, Inc., Class A(a)	183,172	34,496,783
Guidewire Software, Inc.(a)	92,254	18,890,852
Hamilton Lane, Inc., Class A(b)	48,031	7,420,309
HealthEquity, Inc.(a)	68,889	5,905,165
HEICO Corp.(b)	43,881	11,003,600
Hilton Worldwide Holdings, Inc.	80,946	18,251,704
Howmet Aerospace, Inc.	239,877	33,242,155
HubSpot, Inc.(a)	38,853	23,758,609
Insulet Corp.(a)	70,469	17,778,624
ITT, Inc.(b)	53,064	7,270,829
Jones Lang LaSalle, Inc.(a)	77,804	17,693,408
Labcorp Holdings, Inc.	55,411	13,354,605
Lennox International, Inc.	27,936	15,274,008
LPL Financial Holdings, Inc.	39,233	12,546,321
MACOM Technology Solutions Holdings, Inc.(a)	151,543	15,722,586
Monolithic Power Systems, Inc.	18,492	10,967,605
Motorola Solutions, Inc.	34,335	15,120,791
Nasdaq, Inc.	210,480	16,040,681
Natera, Inc.(a)	143,852	21,711,582
Ollie’s Bargain Outlet Holdings, Inc.(a)	55,083	5,844,857
Packaging Corp. of America	31,113	5,774,884
Palantir Technologies, Inc., Class A(a)	272,072	32,224,208
Penumbra, Inc.(a)	34,215	10,019,521
Planet Fitness, Inc., Class A(a)(b)	117,339	11,099,096
Procore Technologies, Inc.(a)	73,113	4,685,812
Q2 Holdings, Inc.(a)	85,571	6,781,502
Quanta Services, Inc.	78,480	22,970,311
Raymond James Financial, Inc.	46,718	6,402,235
Reddit, Inc., Class A(a)(b)	50,043	5,833,513
Repligen Corp.(a)(b)	44,503	6,140,969
Republic Services, Inc.	59,659	14,959,494
Robinhood Markets, Inc., Class A(a)	204,162	10,026,396
Ryan Specialty Holdings, Inc., Class A(b)	187,450	12,279,849
Samsara, Inc., Class A(a)	270,640	10,733,582
Take-Two Interactive Software, Inc.(a)	29,974	6,993,534
Targa Resources Corp.	152,835	26,119,501
Tenet Healthcare Corp.(a)	109,747	15,688,334
Shares		Value
United States–(continued)
Texas Roadhouse, Inc.(b)	97,773	$16,226,407
TKO Group Holdings, Inc.	51,254	8,349,789
Toast, Inc., Class A(a)	242,094	8,613,705
Tradeweb Markets, Inc., Class A	199,937	27,651,287
Tyler Technologies, Inc.(a)	37,502	20,374,837
Verisk Analytics, Inc.	66,551	19,727,713
Vertiv Holdings Co., Class A	118,946	10,155,609
Viking Holdings Ltd.(a)	322,486	13,231,601
Vistra Corp.	83,723	10,853,012
Wabtec Corp.	124,336	22,969,833
Wyndham Hotels & Resorts, Inc.	35,885	3,060,990
XPO, Inc.(a)(b)	101,503	10,771,498
		1,220,239,190
Total Common Stocks & Other Equity Interests (Cost $2,079,975,128)		2,231,613,840
Money Market Funds–2.72%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d)	21,961,060	21,961,060
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)(d)	40,784,827	40,784,827
Total Money Market Funds (Cost $62,745,887)		62,745,887
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.63% (Cost $2,142,721,015)		2,294,359,727
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.80%
Invesco Private Government Fund, 4.32%(c)(d)(e)	10,378,233	10,378,233
Invesco Private Prime Fund, 4.46%(c)(d)(e)	31,127,370	31,133,595
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,511,828)		41,511,828
TOTAL INVESTMENTS IN SECURITIES—101.43% (Cost $2,184,232,843)		2,335,871,555
OTHER ASSETS LESS LIABILITIES–(1.43)%		(32,988,288)
NET ASSETS–100.00%		$2,302,883,267
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,358,016	$177,570,863	$(164,967,819)	$-	$-	$21,961,060	$619,989
Invesco Treasury Portfolio, Institutional Class	17,379,172	329,774,460	(306,368,805)	-	-	40,784,827	1,141,672
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Global Opportunities Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$23,337,143	$122,290,070	$(135,248,980)	$-	$-	$10,378,233	$334,951*
Invesco Private Prime Fund	36,728,472	278,012,968	(283,604,190)	213	(3,868)	31,133,595	894,787*
Total	$86,802,803	$907,648,361	$(890,189,794)	$213	$(3,868)	$104,257,715	$2,991,399

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Global Opportunities Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,079,975,128)*	$2,231,613,840
Investments in affiliated money market funds, at value (Cost $104,257,715)	104,257,715
Cash	4,000,000
Foreign currencies, at value (Cost $975,147)	975,859
Receivable for:
Investments sold	1,396,939
Fund shares sold	813,455
Dividends	8,742,570
Foreign withholding tax claims	91,730
Investment for trustee deferred compensation and retirement plans	281,766
Other assets	47,321
Total assets	2,352,221,195
Liabilities:
Payable for:
Investments purchased	2,900,782
Fund shares reacquired	3,022,752
Collateral upon return of securities loaned	41,511,828
Accrued fees to affiliates	1,180,546
Accrued trustees’ and officers’ fees and benefits	105,544
Accrued other operating expenses	334,710
Trustee deferred compensation and retirement plans	281,766
Total liabilities	49,337,928
Net assets applicable to shares outstanding	$2,302,883,267
Net assets consist of:
Shares of beneficial interest	$2,395,633,097
Distributable earnings (loss)	(92,749,830)
$2,302,883,267
Net Assets:
Class A	$1,270,615,989
Class C	$69,836,942
Class R	$99,038,868
Class Y	$276,002,349
Class R5	$39,007
Class R6	$587,350,112
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	28,259,257
Class C	1,959,325
Class R	2,370,147
Class Y	5,943,576
Class R5	852
Class R6	12,453,581
Class A:
Net asset value per share	$44.96
Maximum offering price per share (Net asset value of $44.96 ÷ 94.50%)	$47.58
Class C:
Net asset value and offering price per share	$35.64
Class R:
Net asset value and offering price per share	$41.79
Class Y:
Net asset value and offering price per share	$46.44
Class R5:
Net asset value and offering price per share	$45.78
Class R6:
Net asset value and offering price per share	$47.16

*	At April 30, 2025, securities with an aggregate value of $41,296,270 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Global Opportunities Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $990,353)	$15,395,503
Dividends from affiliated money market funds (includes net securities lending income of $38,788)	1,800,449
Foreign withholding tax claims	91,730
Total investment income	17,287,682
Expenses:
Advisory fees	8,994,579
Administrative services fees	183,561
Custodian fees	65,705
Distribution fees:
Class A	1,681,351
Class C	415,421
Class R	269,680
Transfer agent fees — A, C, R and Y	1,795,851
Transfer agent fees — R5	20
Transfer agent fees — R6	111,759
Trustees’ and officers’ fees and benefits	(9,272)
Registration and filing fees	55,261
Reports to shareholders	188,689
Professional services fees	43,422
Other	27,957
Total expenses	13,823,984
Less: Fees waived and/or expense offset arrangement(s)	(107,468)
Net expenses	13,716,516
Net investment income	3,571,166
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $1,376,631)	167,547,905
Affiliated investment securities	(3,868)
Foreign currencies	268,405
Forward foreign currency contracts	3,289
167,815,731
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $427,924)	(390,704,955)
Affiliated investment securities	213
Foreign currencies	437,074
(390,267,668)
Net realized and unrealized gain (loss)	(222,451,937)
Net increase (decrease) in net assets resulting from operations	$(218,880,771)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Global Opportunities Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$3,571,166	$10,693,078
Net realized gain	167,815,731	500,698,011
Change in net unrealized appreciation (depreciation)	(390,267,668)	202,816,023
Net increase (decrease) in net assets resulting from operations	(218,880,771)	714,207,112
Distributions to shareholders from distributable earnings:
Class A	(104,874)	—
Class Y	(996,448)	—
Class R5	(147)	—
Class R6	(2,900,150)	—
Total distributions from distributable earnings	(4,001,619)	—
Share transactions–net:
Class A	(165,688,561)	(396,113,850)
Class C	(20,040,849)	(48,864,386)
Class R	(10,064,829)	(30,069,345)
Class Y	(83,599,919)	(289,286,972)
Class R5	102	(4)
Class R6	(76,241,253)	(297,318,063)
Net increase (decrease) in net assets resulting from share transactions	(355,635,309)	(1,061,652,620)
Net increase (decrease) in net assets	(578,517,699)	(347,445,508)
Net assets:
Beginning of period	2,881,400,966	3,228,846,474
End of period	$2,302,883,267	$2,881,400,966
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Global Opportunities Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$48.99	$0.04	$(4.07)	$(4.03)	$(0.00)	$—	$—	$44.96	(8.22)%(d)	$1,270,616	1.16%(d)(e)	1.17%(d)(e)	0.19%(d)(e)	71%
Year ended 10/31/24	39.92	0.11	8.96	9.07	—	—	—	48.99	22.72 (d)	1,556,246	1.16 (d)	1.17 (d)	0.24 (d)	62
Year ended 10/31/23	41.51	(0.19)	(1.40)	(1.59)	—	—	—	39.92	(3.83)(d)	1,596,178	1.11 (d)	1.12 (d)	(0.41)(d)	29
Year ended 10/31/22	79.58	(0.34)	(33.80)	(34.14)	—	(3.93)	(3.93)	41.51	(44.95)(d)	1,927,070	1.11 (d)	1.11 (d)	(0.60)(d)	9
Year ended 10/31/21	68.56	(0.57)	18.59	18.02	—	(7.00)	(7.00)	79.58	26.83 (d)	3,991,359	1.04 (d)	1.04 (d)	(0.71)(d)	7
Year ended 10/31/20	57.92	(0.45)	14.86	14.41	—	(3.77)	(3.77)	68.56	25.88 (d)	3,359,360	1.10 (d)	1.10 (d)	(0.74)(d)	12
Class C
Six months ended 04/30/25	38.98	(0.11)	(3.23)	(3.34)	—	—	—	35.64	(8.57)	69,837	1.92 (e)	1.93 (e)	(0.57)(e)	71
Year ended 10/31/24	32.01	(0.21)	7.18	6.97	—	—	—	38.98	21.77	97,312	1.92	1.93	(0.52)	62
Year ended 10/31/23	33.54	(0.44)	(1.09)	(1.53)	—	—	—	32.01	(4.56)	120,384	1.87	1.88	(1.17)	29
Year ended 10/31/22	65.56	(0.63)	(27.46)	(28.09)	—	(3.93)	(3.93)	33.54	(45.36)	165,705	1.87	1.87	(1.36)	9
Year ended 10/31/21	57.90	(0.98)	15.64	14.66	—	(7.00)	(7.00)	65.56	25.89	418,630	1.80	1.80	(1.47)	7
Year ended 10/31/20	49.81	(0.77)	12.63	11.86	—	(3.77)	(3.77)	57.90	24.91	422,919	1.86	1.86	(1.50)	12
Class R
Six months ended 04/30/25	45.58	(0.02)	(3.77)	(3.79)	—	—	—	41.79	(8.32)	99,039	1.42 (e)	1.43 (e)	(0.07)(e)	71
Year ended 10/31/24	37.24	(0.01)	8.35	8.34	—	—	—	45.58	22.40	118,476	1.42	1.43	(0.02)	62
Year ended 10/31/23	38.83	(0.29)	(1.30)	(1.59)	—	—	—	37.24	(4.10)	122,156	1.37	1.38	(0.67)	29
Year ended 10/31/22	74.88	(0.45)	(31.67)	(32.12)	—	(3.93)	(3.93)	38.83	(45.08)	139,891	1.37	1.37	(0.86)	9
Year ended 10/31/21	65.02	(0.73)	17.59	16.86	—	(7.00)	(7.00)	74.88	26.49	274,251	1.30	1.30	(0.97)	7
Year ended 10/31/20	55.25	(0.58)	14.12	13.54	—	(3.77)	(3.77)	65.02	25.53	233,141	1.36	1.36	(1.00)	12
Class Y
Six months ended 04/30/25	50.67	0.10	(4.19)	(4.09)	(0.14)	—	(0.14)	46.44	(8.10)	276,002	0.92 (e)	0.93 (e)	0.43 (e)	71
Year ended 10/31/24	41.19	0.23	9.25	9.48	—	—	—	50.67	23.02	388,468	0.92	0.93	0.48	62
Year ended 10/31/23	42.73	(0.08)	(1.46)	(1.54)	—	—	—	41.19	(3.60)	557,786	0.87	0.88	(0.17)	29
Year ended 10/31/22	81.60	(0.21)	(34.73)	(34.94)	—	(3.93)	(3.93)	42.73	(44.81)	892,146	0.87	0.87	(0.36)	9
Year ended 10/31/21	70.00	(0.38)	18.98	18.60	—	(7.00)	(7.00)	81.60	27.13	2,419,916	0.80	0.80	(0.47)	7
Year ended 10/31/20	58.93	(0.31)	15.15	14.84	—	(3.77)	(3.77)	70.00	26.18	1,940,275	0.86	0.86	(0.50)	12
Class R5
Six months ended 04/30/25	49.97	0.12	(4.14)	(4.02)	(0.17)	—	(0.17)	45.78	(8.07)	39	0.84 (e)	0.84 (e)	0.51 (e)	71
Year ended 10/31/24	40.59	0.26	9.12	9.38	—	—	—	49.97	23.11	42	0.86	0.86	0.54	62
Year ended 10/31/23	42.08	(0.05)	(1.44)	(1.49)	—	—	—	40.59	(3.54)	35	0.81	0.82	(0.11)	29
Year ended 10/31/22	80.36	(0.16)	(34.19)	(34.35)	—	(3.93)	(3.93)	42.08	(44.77)	625	0.80	0.80	(0.29)	9
Year ended 10/31/21	68.95	(0.28)	18.69	18.41	—	(7.00)	(7.00)	80.36	27.28	1,089	0.68	0.68	(0.35)	7
Year ended 10/31/20	58.01	(0.21)	14.92	14.71	—	(3.77)	(3.77)	68.95	26.38	12	0.70	0.70	(0.34)	12
Class R6
Six months ended 04/30/25	51.49	0.14	(4.26)	(4.12)	(0.21)	—	(0.21)	47.16	(8.03)	587,350	0.77 (e)	0.77 (e)	0.58 (e)	71
Year ended 10/31/24	41.81	0.31	9.37	9.68	—	—	—	51.49	23.15	720,856	0.79	0.79	0.61	62
Year ended 10/31/23	43.32	(0.02)	(1.49)	(1.51)	—	—	—	41.81	(3.49)	832,308	0.74	0.75	(0.04)	29
Year ended 10/31/22	82.55	(0.13)	(35.17)	(35.30)	—	(3.93)	(3.93)	43.32	(44.73)	1,118,236	0.73	0.73	(0.22)	9
Year ended 10/31/21	70.67	(0.30)	19.18	18.88	—	(7.00)	(7.00)	82.55	27.28	2,117,391	0.68	0.68	(0.35)	7
Year ended 10/31/20	59.37	(0.21)	15.28	15.07	—	(3.77)	(3.77)	70.67	26.39	1,558,563	0.70	0.70	(0.34)	12

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
April 30, 2025 and for the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Global Opportunities Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Global Opportunities Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact
10
Invesco Global Opportunities Fund

overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser $2,366 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly
11
Invesco Global Opportunities Fund

and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $250 million	0.800%
Next $250 million	0.770%
Next $500 million	0.750%
Next $1 billion	0.690%
Next $1.5 billion	0.670%
Next $2.5 billion	0.650%
Next $4 billion	0.630%
Over $10 billion	0.610%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.70%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $44,560.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $71,201 in front-end sales commissions from the sale of Class A shares and $988 and $2,234 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2025, the Fund incurred $15,534 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
12
Invesco Global Opportunities Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$15,923,824	$—	$15,923,824
Brazil	92,444,106	—	—	92,444,106
Canada	21,272,331	—	—	21,272,331
China	—	7,523,580	—	7,523,580
Denmark	—	37,543,652	—	37,543,652
France	—	63,200,167	—	63,200,167
Germany	—	64,077,233	—	64,077,233
Israel	15,561,535	—	—	15,561,535
Italy	—	39,225,110	—	39,225,110
Japan	—	285,437,589	—	285,437,589
South Korea	—	8,497,873	—	8,497,873
Sweden	16,859,891	56,099,122	—	72,959,013
Switzerland	—	131,406,590	—	131,406,590
Taiwan	—	21,945,100	—	21,945,100
Thailand	—	24,356,203	—	24,356,203
United Kingdom	10,279,233	99,721,511	—	110,000,744
United States	1,220,239,190	—	—	1,220,239,190
Money Market Funds	62,745,887	41,511,828	—	104,257,715
Total Investments	$1,439,402,173	$896,469,382	$—	$2,335,871,555
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$3,289
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$655,522

13
Invesco Global Opportunities Fund

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended April 30, 2025, the Fund engaged in securities sales of $13,965,957, which resulted in net realized gains of $1,376,631.
NOTE 6—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $62,908.
NOTE 7—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 8—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 9—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$64,054,500	$336,101,407	$400,155,907
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $1,761,799,487 and $2,093,928,788, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$223,878,192
Aggregate unrealized (depreciation) of investments	(87,353,431)
Net unrealized appreciation of investments	$136,524,761
Cost of investments for tax purposes is $2,199,346,794.
14
Invesco Global Opportunities Fund

NOTE 11—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	700,380	$32,843,898	2,093,904	$101,344,954
Class C	94,659	3,518,094	241,681	9,314,589
Class R	169,071	7,323,816	405,309	18,167,443
Class Y	417,940	20,301,484	1,530,315	75,884,664
Class R5	-	-	4	192
Class R6	1,602,994	78,303,169	3,248,617	164,084,693
Issued as reinvestment of dividends:
Class A	1,937	95,273	-	-
Class Y	14,270	723,900	-	-
Class R5	2	118	-	-
Class R6	53,056	2,732,359	-	-
Automatic conversion of Class C shares to Class A shares:
Class A	169,005	7,912,514	329,812	15,941,625
Class C	(212,871)	(7,912,514)	(412,958)	(15,941,625)
Reacquired:
Class A	(4,380,647)	(206,540,246)	(10,637,149)	(513,400,429)
Class C	(419,044)	(15,646,429)	(1,093,337)	(42,237,350)
Class R	(398,154)	(17,388,645)	(1,086,042)	(48,236,788)
Class Y	(2,155,724)	(104,625,303)	(7,404,689)	(365,171,636)
Class R5	(0)	(16)	(4)	(196)
Class R6	(3,201,095)	(157,276,781)	(9,158,362)	(461,402,756)
Net increase (decrease) in share activity	(7,544,221)	$(355,635,309)	(21,942,899)	$(1,061,652,620)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Global Opportunities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Global Opportunities Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
O-GLOPP-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco International Small-Mid Company Fund
Nasdaq:
A: OSMAX ■ C: OSMCX ■ R: OSMNX ■ Y: OSMYX ■ R5: INSLX ■ R6: OSCIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.35%
Australia–2.60%
ALS Ltd.	3,633,084	$39,863,881
Cochlear Ltd.	159,493	27,932,103
Computershare Ltd.	860,811	22,494,200
		90,290,184
Austria–0.62%
ANDRITZ AG	276,467	19,866,838
Fabasoft AG	94,918	1,851,067
		21,717,905
Brazil–3.25%
Odontoprev S.A.	21,142,340	39,787,528
TOTVS S.A.	5,017,937	33,263,401
WEG S.A.	5,097,000	40,092,347
		113,143,276
Canada–1.12%
CCL Industries, Inc., Class B	747,858	39,080,002
China–0.37%
Chow Tai Fook Jewellery Group Ltd.	9,640,000	12,886,871
Denmark–2.53%
ChemoMetec A/S	661,977	47,694,123
Pandora A/S	271,608	40,432,346
		88,126,469
Finland–0.70%
Elisa OYJ	454,163	24,228,698
France–5.44%
Alten S.A.	354,918	30,084,033
Gaztransport Et Technigaz S.A.	152,592	24,872,921
Interparfums S.A.	688,942	27,307,462
Lectra	531,629	13,805,951
Legrand S.A.	202,915	22,300,321
Neurones	776,148	42,073,624
Thermador Groupe	213,595	15,991,306
Vetoquinol S.A.	150,582	12,723,242
		189,158,860
Germany–8.26%
Amadeus Fire AG	204,686	17,400,268
Atoss Software SE	117,393	17,647,231
Carl Zeiss Meditec AG, BR(a)	1,424,693	97,915,599
CTS Eventim AG & Co. KGaA	379,612	44,979,078
FUCHS SE, Preference Shares	857,479	42,996,256
Knorr-Bremse AG	618,709	61,361,541
STRATEC SE	179,785	4,891,661
		287,191,634
Hong Kong–0.32%
HKT Trust & HKT Ltd.	7,708,000	10,968,324
India–1.25%
AIA Engineering Ltd.	215,966	8,171,163
Coforge Ltd.	235,653	20,487,446
Shares		Value
India–(continued)
Triveni Turbine Ltd.	2,427,827	$14,937,718
		43,596,327
Indonesia–2.03%
PT Indofood CBP Sukses Makmur Tbk	23,411,900	15,999,882
PT Selamat Sempurna Tbk	143,307,000	15,387,123
PT Telkom Indonesia (Persero) Tbk	248,486,100	39,166,045
		70,553,050
Italy–3.37%
Carel Industries S.p.A.(b)	146,133	2,928,875
DiaSorin S.p.A.	350,543	40,058,901
Interpump Group S.p.A.	769,350	26,386,993
Recordati Industria Chimica e Farmaceutica S.p.A.	812,261	47,930,156
		117,304,925
Japan–27.59%
As One Corp.	1,086,452	17,218,789
Azbil Corp.	8,221,800	70,800,309
Disco Corp.	187,200	36,219,357
Fujimi, Inc.	1,498,400	19,612,949
Fukui Computer Holdings, Inc.	876,600	21,665,673
Funai Soken Holdings, Inc.	1,138,600	18,202,595
Japan Elevator Service Holdings Co. Ltd.	1,737,200	37,556,815
JCU Corp.	636,800	14,062,470
Katitas Co. Ltd.	2,617,300	37,922,227
Konami Group Corp.	144,400	20,622,619
Medikit Co. Ltd.	297,200	5,131,233
MEITEC Group Holdings, Inc.	1,888,858	38,769,915
MISUMI Group, Inc.	2,202,500	30,855,380
MonotaRO Co. Ltd.	1,478,820	28,441,950
NOF Corp.	2,560,600	38,544,328
NSD Co. Ltd.	1,045,394	24,611,122
OBIC Business Consultants Co. Ltd.	699,800	33,640,482
OBIC Co. Ltd.	1,849,300	64,746,751
SCSK Corp.	2,035,400	53,236,749
Seria Co. Ltd.	2,551,100	51,792,831
Shimano, Inc.	215,100	30,304,431
SHO-BOND Holdings Co. Ltd.	1,249,200	44,841,771
SMS Co. Ltd.	3,053,200	28,296,924
Sysmex Corp.	2,087,200	38,745,011
TechnoPro Holdings, Inc.	2,213,000	49,349,028
TKC Corp.	1,018,118	28,697,816
Toyo Suisan Kaisha Ltd.	570,900	36,906,261
USS Co. Ltd.	3,885,796	38,732,603
		959,528,389
Jersey–0.77%
JTC PLC(b)	2,391,143	26,888,746
Mexico–1.17%
Gruma S.A.B. de C.V., Class B	2,119,885	40,511,364
Netherlands–0.84%
IMCD N.V.	219,296	29,162,124
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco International Small-Mid Company Fund

Shares		Value
South Africa–0.29%
Hudaco Industries Ltd.	985,344	$9,912,811
South Korea–2.20%
Coway Co. Ltd.	708,134	43,600,135
NICE Information Service Co. Ltd.	1,291,231	11,725,218
Park Systems Corp.	148,113	21,100,667
		76,426,020
Sweden–6.32%
Addtech AB, Class B	894,902	30,106,684
Epiroc AB, Class A	1,512,767	32,728,273
Hexpol AB	2,919,869	25,389,618
Karnov Group AB(c)	3,227,845	30,296,912
Loomis AB	655,086	27,265,613
MIPS AB(b)	572,868	20,190,969
Mycronic AB	1,095,679	43,751,552
SmartCraft ASA(c)	4,045,105	10,095,334
		219,824,955
Switzerland–7.55%
Belimo Holding AG	40,355	34,288,086
BKW AG	78,482	15,734,644
Bossard Holding AG, Class A	69,047	15,057,068
Cembra Money Bank AG	132,795	16,029,518
Kardex Holding AG	50,532	12,730,185
Partners Group Holding AG	59,345	77,758,053
Tecan Group AG, Class R(c)	134,621	26,218,650
VZ Holding AG	314,402	64,875,736
		262,691,940
Taiwan–1.92%
Advantech Co. Ltd.	3,242,726	33,971,336
Nien Made Enterprise Co. Ltd.	2,687,000	32,904,550
		66,875,886
United Kingdom–14.13%
Bunzl PLC	1,094,860	34,405,441
Diploma PLC	563,688	29,910,156
Greggs PLC	1,090,796	27,155,350
Halma PLC	1,224,913	45,213,534
Hill & Smith PLC	1,253,918	30,144,496
Howden Joinery Group PLC	3,922,697	40,339,045
Shares		Value
United Kingdom–(continued)
IMI PLC	1,936,890	$45,967,841
Intertek Group PLC	442,122	27,152,881
Rathbones Group PLC	1,318,769	27,764,487
Rightmove PLC	3,747,049	37,006,436
Rotork PLC	9,078,704	36,966,382
Spirax Group PLC	610,697	48,132,680
Weir Group PLC (The)	2,028,906	61,158,349
		491,317,078
United States–1.71%
ICON PLC(c)	215,095	32,573,987
PriceSmart, Inc.(a)	264,147	26,808,279
		59,382,266
Total Common Stocks & Other Equity Interests (Cost $2,513,610,781)		3,350,768,104
Money Market Funds–2.69%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	32,731,038	32,731,038
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	60,786,214	60,786,214
Total Money Market Funds (Cost $93,517,252)		93,517,252
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.04% (Cost $2,607,128,033)		3,444,285,356
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.06%
Invesco Private Government Fund, 4.32%(d)(e)(f)	10,211,135	10,211,135
Invesco Private Prime Fund, 4.46%(d)(e)(f)	26,610,123	26,615,445
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,826,921)		36,826,580
TOTAL INVESTMENTS IN SECURITIES—100.10% (Cost $2,643,954,954)		3,481,111,936
OTHER ASSETS LESS LIABILITIES–(0.10)%		(3,386,829)
NET ASSETS–100.00%		$3,477,725,107
Investment Abbreviations:
BR	– Bearer Shares
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco International Small-Mid Company Fund

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $50,008,590, which represented 1.44% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,036,809	$206,219,716	$(188,525,487)	$-	$-	$32,731,038	$652,195
Invesco Treasury Portfolio, Institutional Class	27,925,503	382,979,473	(350,118,762)	-	-	60,786,214	1,010,228
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,492,353	45,040,405	(49,321,623)	-	-	10,211,135	112,440*
Invesco Private Prime Fund	37,736,196	102,217,232	(113,334,646)	(139)	(3,198)	26,615,445	298,996*
Investments in Other Affiliates:
Amadeus Fire AG**	27,096,687	-	(10,061,260)	4,127,105	(3,762,263)	17,400,268	-
ChemoMetec A/S**	55,427,724	-	(20,756,854)	5,574,893	7,448,360	47,694,123	-
Fabasoft AG**	18,856,280	-	(19,092,019)	11,202,674	(9,115,868)	1,851,067	-
Fukui Computer Holdings, Inc.**	22,723,421	-	(7,840,249)	10,586,824	(3,804,323)	21,665,673	367,963
Karnov Group AB**	55,403,705	-	(33,062,232)	(710,864)	8,666,303	30,296,912	-
Restore PLC	28,887,925	-	(26,908,884)	1,375,324	(3,354,365)	-	-
STRATEC SE**	31,156,562	-	(19,313,149)	5,990,989	(12,942,742)	4,891,661	-
Total	$334,743,165	$736,456,826	$(838,335,165)	$38,146,806	$(16,868,096)	$254,143,536	$2,441,822

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	At April 30, 2025, this security was no longer an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco International Small-Mid Company Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,513,610,781)*	$3,350,768,104
Investments in affiliated money market funds, at value (Cost $130,344,173)	130,343,832
Cash	5,137,489
Foreign currencies, at value (Cost $6,594,921)	6,667,341
Receivable for:
Investments sold	9,427,745
Fund shares sold	1,855,618
Dividends	32,425,810
Investment for trustee deferred compensation and retirement plans	234,904
Other assets	62,633
Total assets	3,536,923,476
Liabilities:
Payable for:
Investments purchased	11,999,513
Fund shares reacquired	4,854,165
Accrued foreign taxes	3,569,016
Collateral upon return of securities loaned	36,826,921
Accrued fees to affiliates	1,295,784
Accrued trustees’ and officers’ fees and benefits	39,591
Accrued other operating expenses	378,475
Trustee deferred compensation and retirement plans	234,904
Total liabilities	59,198,369
Net assets applicable to shares outstanding	$3,477,725,107
Net assets consist of:
Shares of beneficial interest	$2,498,187,658
Distributable earnings	979,537,449
$3,477,725,107
Net Assets:
Class A	$595,432,414
Class C	$9,572,168
Class R	$55,060,173
Class Y	$935,133,834
Class R5	$425,177
Class R6	$1,882,101,341
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	15,100,422
Class C	288,026
Class R	1,521,887
Class Y	23,948,865
Class R5	10,703
Class R6	47,911,462
Class A:
Net asset value per share	$39.43
Maximum offering price per share (Net asset value of $39.43 ÷ 94.50%)	$41.72
Class C:
Net asset value and offering price per share	$33.23
Class R:
Net asset value and offering price per share	$36.18
Class Y:
Net asset value and offering price per share	$39.05
Class R5:
Net asset value and offering price per share	$39.73
Class R6:
Net asset value and offering price per share	$39.28

*	At April 30, 2025, securities with an aggregate value of $34,943,553 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco International Small-Mid Company Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Interest	$54,316
Dividends (net of foreign withholding taxes of $3,543,372)	31,647,261
Dividends from affiliates (includes net securities lending income of $53,011)	2,083,397
Foreign withholding tax claims	1,068,216
Total investment income	34,853,190
Expenses:
Advisory fees	16,489,127
Administrative services fees	256,357
Custodian fees	213,482
Distribution fees:
Class A	737,935
Class C	50,765
Class R	136,543
Transfer agent fees — A, C, R and Y	1,894,102
Transfer agent fees — R5	197
Transfer agent fees — R6	362,312
Trustees’ and officers’ fees and benefits	15,588
Registration and filing fees	76,040
Reports to shareholders	301,772
Professional services fees	51,065
Other	46,835
Total expenses	20,632,120
Less: Fees waived and/or expense offset arrangement(s)	(55,356)
Net expenses	20,576,764
Net investment income	14,276,426
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $4,962,755)	249,716,247
Affiliated investment securities	(16,868,096)
Foreign currencies	(613,798)
Forward foreign currency contracts	(41,423)
232,192,930
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $6,488,963)	(177,783,843)
Affiliated investment securities	38,146,806
Foreign currencies	1,747,799
(137,889,238)
Net realized and unrealized gain	94,303,692
Net increase in net assets resulting from operations	$108,580,118
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco International Small-Mid Company Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$14,276,426	$31,780,913
Net realized gain	232,192,930	366,014,211
Change in net unrealized appreciation (depreciation)	(137,889,238)	471,199,544
Net increase in net assets resulting from operations	108,580,118	868,994,668
Distributions to shareholders from distributable earnings:
Class A	(60,358,408)	(18,392,780)
Class C	(1,067,357)	(412,802)
Class R	(5,446,884)	(1,534,744)
Class Y	(104,860,428)	(45,080,252)
Class R5	(36,466)	(13,554)
Class R6	(187,018,544)	(68,977,194)
Total distributions from distributable earnings	(358,788,087)	(134,411,326)
Share transactions–net:
Class A	(43,786,941)	(103,942,848)
Class C	(1,358,125)	(13,231,089)
Class R	1,282,419	(8,394,513)
Class Y	(190,587,651)	(604,461,152)
Class R5	51,455	(139,845)
Class R6	(217,222,242)	(300,026,316)
Net increase (decrease) in net assets resulting from share transactions	(451,621,085)	(1,030,195,763)
Net increase (decrease) in net assets	(701,829,054)	(295,612,421)
Net assets:
Beginning of period	4,179,554,161	4,475,166,582
End of period	$3,477,725,107	$4,179,554,161
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco International Small-Mid Company Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$42.04	$0.10	$1.12	$1.22	$(0.57)	$(3.26)	$(3.83)	$39.43	3.22%(d)	$595,432	1.43%(d)(e)	1.43%(d)(e)	0.52%(d)(e)	16%
Year ended 10/31/24	36.15	0.16	6.74	6.90	(0.36)	(0.65)	(1.01)	42.04	19.19 (d)	682,142	1.38 (d)	1.38 (d)	0.39 (d)	21
Year ended 10/31/23	36.30	0.15	(0.19)(f)	(0.04)	—	(0.11)	(0.11)	36.15	(0.15)(d)	676,005	1.35 (d)	1.35 (d)	0.37 (d)	26
Year ended 10/31/22	63.38	0.04	(21.41)	(21.37)	(0.02)	(5.69)	(5.71)	36.30	(36.72)(d)	787,042	1.33 (d)	1.33 (d)	0.10 (d)	20
Year ended 10/31/21	51.69	0.02	16.17	16.19	—	(4.50)	(4.50)	63.38	33.13 (d)	1,439,340	1.31 (d)	1.31 (d)	0.04 (d)	24
Year ended 10/31/20	48.20	(0.10)	5.95	5.85	(0.18)	(2.18)	(2.36)	51.69	12.53 (d)	1,199,225	1.34 (d)	1.34 (d)	(0.22)(d)	73
Class C
Six months ended 04/30/25	35.78	(0.04)	0.93	0.89	(0.18)	(3.26)	(3.44)	33.23	2.82	9,572	2.19 (e)	2.19 (e)	(0.24)(e)	16
Year ended 10/31/24	30.81	(0.13)	5.75	5.62	—	(0.65)	(0.65)	35.78	18.30	11,757	2.14	2.14	(0.37)	21
Year ended 10/31/23	31.19	(0.13)	(0.14)(f)	(0.27)	—	(0.11)	(0.11)	30.81	(0.91)	21,483	2.11	2.11	(0.39)	26
Year ended 10/31/22	55.66	(0.27)	(18.51)	(18.78)	—	(5.69)	(5.69)	31.19	(37.20)	41,813	2.09	2.09	(0.66)	20
Year ended 10/31/21	46.22	(0.37)	14.31	13.94	—	(4.50)	(4.50)	55.66	32.10	117,303	2.07	2.07	(0.72)	24
Year ended 10/31/20	43.62	(0.41)	5.34	4.93	(0.15)	(2.18)	(2.33)	46.22	11.70	135,265	2.10	2.10	(0.98)	73
Class R
Six months ended 04/30/25	38.82	0.04	1.03	1.07	(0.45)	(3.26)	(3.71)	36.18	3.09	55,060	1.69 (e)	1.69 (e)	0.26 (e)	16
Year ended 10/31/24	33.44	0.05	6.24	6.29	(0.26)	(0.65)	(0.91)	38.82	18.89	57,634	1.64	1.64	0.13	21
Year ended 10/31/23	33.68	0.04	(0.17)(f)	(0.13)	—	(0.11)	(0.11)	33.44	(0.43)	56,784	1.61	1.61	0.11	26
Year ended 10/31/22	59.34	(0.07)	(19.90)	(19.97)	—	(5.69)	(5.69)	33.68	(36.87)	63,205	1.59	1.59	(0.16)	20
Year ended 10/31/21	48.78	(0.12)	15.18	15.06	—	(4.50)	(4.50)	59.34	32.76	106,435	1.57	1.57	(0.22)	24
Year ended 10/31/20	45.70	(0.21)	5.63	5.42	(0.16)	(2.18)	(2.34)	48.78	12.26	88,420	1.60	1.60	(0.48)	73
Class Y
Six months ended 04/30/25	41.74	0.14	1.11	1.25	(0.68)	(3.26)	(3.94)	39.05	3.34	935,134	1.19 (e)	1.19 (e)	0.76 (e)	16
Year ended 10/31/24	35.90	0.27	6.69	6.96	(0.47)	(0.65)	(1.12)	41.74	19.50	1,203,547	1.14	1.14	0.63	21
Year ended 10/31/23	36.06	0.25	(0.20)(f)	0.05	(0.10)	(0.11)	(0.21)	35.90	0.07	1,554,427	1.11	1.11	0.61	26
Year ended 10/31/22	63.00	0.15	(21.23)	(21.08)	(0.17)	(5.69)	(5.86)	36.06	(36.55)	1,943,233	1.09	1.09	0.34	20
Year ended 10/31/21	51.29	0.16	16.05	16.21	—	(4.50)	(4.50)	63.00	33.45	4,039,299	1.07	1.07	0.28	24
Year ended 10/31/20	47.75	0.02	5.90	5.92	(0.20)	(2.18)	(2.38)	51.29	12.81	3,240,701	1.10	1.10	0.02	73
Class R5
Six months ended 04/30/25	42.41	0.17	1.13	1.30	(0.72)	(3.26)	(3.98)	39.73	3.40	425	1.07 (e)	1.07 (e)	0.88 (e)	16
Year ended 10/31/24	36.49	0.30	6.80	7.10	(0.53)	(0.65)	(1.18)	42.41	19.57	396	1.07	1.07	0.70	21
Year ended 10/31/23	36.64	0.30	(0.19)(f)	0.11	(0.15)	(0.11)	(0.26)	36.49	0.22	459	0.99	0.99	0.73	26
Year ended 10/31/22	63.92	0.19	(21.57)	(21.38)	(0.21)	(5.69)	(5.90)	36.64	(36.51)	379	1.00	1.00	0.43	20
Year ended 10/31/21	51.94	0.20	16.28	16.48	—	(4.50)	(4.50)	63.92	33.55	512	1.00	1.00	0.35	24
Year ended 10/31/20	48.26	0.07	5.99	6.06	(0.20)	(2.18)	(2.38)	51.94	12.99	191	0.99	0.99	0.13	73
Class R6
Six months ended 04/30/25	42.00	0.18	1.11	1.29	(0.75)	(3.26)	(4.01)	39.28	3.44	1,882,101	1.01 (e)	1.01 (e)	0.94 (e)	16
Year ended 10/31/24	36.13	0.32	6.73	7.05	(0.53)	(0.65)	(1.18)	42.00	19.62	2,224,079	1.00	1.00	0.77	21
Year ended 10/31/23	36.30	0.30	(0.19)(f)	0.11	(0.17)	(0.11)	(0.28)	36.13	0.21	2,166,008	0.99	0.99	0.73	26
Year ended 10/31/22	63.39	0.21	(21.37)	(21.16)	(0.24)	(5.69)	(5.93)	36.30	(36.48)	1,846,459	0.97	0.97	0.46	20
Year ended 10/31/21	51.52	0.23	16.14	16.37	—	(4.50)	(4.50)	63.39	33.62	3,227,212	0.95	0.95	0.40	24
Year ended 10/31/20	47.90	0.08	5.93	6.01	(0.21)	(2.18)	(2.39)	51.52	12.97	2,532,327	0.95	0.95	0.17	73

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Annualized.
(f)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco International Small-Mid Company Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco International Small-Mid Company Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco International Small-Mid Company Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact
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Invesco International Small-Mid Company Fund

overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser $2,576 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly
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Invesco International Small-Mid Company Fund

and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
Up to $500 million	1.000%
Next $500 million	0.950%
Next $4 billion	0.920%
Next $5 billion	0.900%
Next $10 billion	0.880%
Over $20 billion	0.870%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.92%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $38,915.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $12,747 in front-end sales commissions from the sale of Class A shares and $1,081 and $200 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2025, the Fund incurred $5,491 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
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Invesco International Small-Mid Company Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$90,290,184	$—	$90,290,184
Austria	—	21,717,905	—	21,717,905
Brazil	113,143,276	—	—	113,143,276
Canada	39,080,002	—	—	39,080,002
China	—	12,886,871	—	12,886,871
Denmark	—	88,126,469	—	88,126,469
Finland	—	24,228,698	—	24,228,698
France	—	189,158,860	—	189,158,860
Germany	—	287,191,634	—	287,191,634
Hong Kong	—	10,968,324	—	10,968,324
India	—	43,596,327	—	43,596,327
Indonesia	—	70,553,050	—	70,553,050
Italy	—	117,304,925	—	117,304,925
Japan	—	959,528,389	—	959,528,389
Jersey	—	26,888,746	—	26,888,746
Mexico	40,511,364	—	—	40,511,364
Netherlands	—	29,162,124	—	29,162,124
South Africa	—	9,912,811	—	9,912,811
South Korea	—	76,426,020	—	76,426,020
Sweden	—	219,824,955	—	219,824,955
Switzerland	—	262,691,940	—	262,691,940
Taiwan	—	66,875,886	—	66,875,886
United Kingdom	—	491,317,078	—	491,317,078
United States	59,382,266	—	—	59,382,266
Money Market Funds	93,517,252	36,826,580	—	130,343,832
Total Investments	$345,634,160	$3,135,477,776	$—	$3,481,111,936
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(41,423)
13
Invesco International Small-Mid Company Fund

The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$2,498,246

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended April 30, 2025, the Fund engaged in securities purchases of $13,965,957.
NOTE 6—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $16,441.
NOTE 7—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 8—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 9—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $555,486,742 and $1,310,662,925, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$817,116,233
Aggregate unrealized (depreciation) of investments	(84,930,553)
Net unrealized appreciation of investments	$732,185,680
Cost of investments for tax purposes is $2,748,926,256.
14
Invesco International Small-Mid Company Fund

NOTE 11—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	539,109	$20,854,653	1,787,753	$75,709,318
Class C	21,217	683,752	54,731	1,990,786
Class R	56,256	1,989,960	137,042	5,313,928
Class Y	2,710,657	102,331,586	5,144,001	214,115,728
Class R5	789	30,047	1,332	56,654
Class R6	4,053,331	155,103,065	11,626,535	490,419,995
Issued as reinvestment of dividends:
Class A	1,452,752	55,378,917	416,708	16,980,836
Class C	32,043	1,032,419	11,043	385,504
Class R	155,415	5,441,082	40,653	1,533,024
Class Y	2,270,557	85,622,718	873,435	35,260,562
Class R5	929	35,619	325	13,303
Class R6	4,805,870	182,190,534	1,649,677	66,943,898
Automatic conversion of Class C shares to Class A shares:
Class A	21,324	825,172	247,160	10,425,279
Class C	(25,236)	(825,172)	(289,174)	(10,425,279)
Reacquired:
Class A	(3,137,182)	(120,845,683)	(4,926,736)	(207,058,281)
Class C	(68,549)	(2,249,124)	(145,248)	(5,182,100)
Class R	(174,382)	(6,148,623)	(391,041)	(15,241,465)
Class Y	(9,867,596)	(378,541,955)	(20,477,849)	(853,837,442)
Class R5	(349)	(14,211)	(4,915)	(209,802)
Class R6	(13,896,876)	(554,515,841)	(20,282,935)	(857,390,209)
Net increase (decrease) in share activity	(11,049,921)	$(451,621,085)	(24,527,503)	$(1,030,195,763)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 13% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
15
Invesco International Small-Mid Company Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco International Small-Mid Company Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
O-ISMC-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco MSCI World SRI Index Fund
Nasdaq:
A: VSQAX ■ C: VSQCX ■ R: VSQRX ■ Y: VSQYX ■ R5: VSQFX ■ R6: VSQSX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.34%
Australia–1.53%
APA Group	1,580	$8,314
ASX Ltd.	141	6,385
BlueScope Steel Ltd.	568	8,700
Brambles Ltd.	1,106	14,535
Cochlear Ltd.	63	11,033
CSL Ltd.	455	73,033
Goodman Group	1,623	31,071
GPT Group (The)	2,682	7,950
James Hardie Industries PLC, CDI(a)	421	9,882
Northern Star Resources Ltd.	832	10,220
QBE Insurance Group Ltd.	1,449	20,025
Suncorp Group Ltd.	932	12,120
Transurban Group	2,817	25,385
WiseTech Global Ltd.	129	7,335
		245,988
Austria–0.05%
Verbund AG	109	8,377
Belgium–0.17%
Ageas S.A./N.V.	162	10,160
KBC Group N.V.	189	17,427
		27,587
Canada–3.90%
Agnico Eagle Mines Ltd.	492	57,826
Bank of Nova Scotia (The)	1,025	51,287
Canadian National Railway Co.	525	50,843
Canadian Tire Corp. Ltd., Class A	82	8,974
CGI, Inc., Class A	122	12,936
Dollarama, Inc.	277	34,178
Fortis, Inc.	514	25,454
Gildan Activewear, Inc.	175	8,065
Metro, Inc.	148	11,405
National Bank of Canada	333	29,247
Nutrien Ltd.	462	26,374
Pembina Pipeline Corp.	563	21,522
RB Global, Inc.	162	16,326
Saputo, Inc.	375	7,317
Shopify, Inc., Class A(a)	1,125	107,000
Sun Life Financial, Inc.	533	31,761
TELUS Corp.	493	7,589
Toronto-Dominion Bank (The)	1,671	106,774
WSP Global, Inc.	70	12,408
		627,286
Denmark–1.50%
Novo Nordisk A/S, Class B	2,826	188,951
Novonesis (Novozymes) B, Class B	326	21,176
Orsted A/S(a)(b)	141	5,611
Pandora A/S	85	12,653
Vestas Wind Systems A/S	980	13,065
		241,456
Shares		Value
Finland–0.47%
Elisa OYJ	152	$8,109
Kesko OYJ, Class B	349	8,013
Kone OYJ, Class B	255	15,793
Neste OYJ	584	6,058
Sampo OYJ	1,590	15,929
Stora Enso OYJ, Class R	886	8,229
UPM-Kymmene OYJ	498	13,190
		75,321
France–2.37%
AXA S.A.	1,582	74,822
Cie Generale des Etablissements Michelin S.C.A.	665	24,316
Credit Agricole S.A.	493	9,247
Danone S.A.	547	47,068
Hermes International S.C.A.	29	79,755
Publicis Groupe S.A.	138	14,041
Rexel S.A.	271	7,530
Schneider Electric SE	533	124,533
		381,312
Germany–1.43%
adidas AG	128	29,452
Deutsche Boerse AG	159	51,213
GEA Group AG	124	8,090
Henkel AG & Co. KGaA, Preference Shares	224	17,397
LEG Immobilien SE	80	6,782
Merck KGaA	123	17,124
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	122	83,522
Puma SE	253	6,533
Zalando SE(a)(b)	295	10,772
		230,885
Hong Kong–0.62%
AIA Group Ltd.	11,200	83,920
Hang Seng Bank Ltd.	600	8,375
MTR Corp. Ltd.	2,000	6,905
		99,200
Ireland–0.07%
Kerry Group PLC, Class A	110	11,645
Italy–0.50%
Assicurazioni Generali S.p.A.	816	29,823
Coca-Cola HBC AG(a)	239	12,445
FinecoBank Banca Fineco S.p.A.	393	7,864
Mediobanca Banca di Credito Finanziario S.p.A.	460	9,409
Moncler S.p.A.	141	8,703
Poste Italiane S.p.A.(b)	601	12,199
		80,443
Japan–6.67%
Ajinomoto Co., Inc.	800	16,363
Asahi Kasei Corp.	900	6,272
Bridgestone Corp.	400	16,726
Concordia Financial Group Ltd.	1,400	9,055
Daikin Industries Ltd.	300	34,177
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco MSCI World SRI Index Fund

Shares		Value
Japan–(continued)
Daiwa Securities Group, Inc.	1,100	$7,234
FANUC Corp.	900	22,842
Fujitsu Ltd.	1,800	39,988
Hitachi Ltd.	4,500	111,220
Hoya Corp.	300	35,300
JFE Holdings, Inc.	700	8,152
Kao Corp.	400	17,129
KDDI Corp.	2,600	46,081
Kubota Corp.	900	10,458
LY Corp.	3,300	12,481
MatsukiyoCocokara & Co.	600	11,014
Mitsubishi Chemical Group Corp.	1,500	7,292
Mitsubishi Estate Co. Ltd.	1,100	19,323
NEC Corp.	1,000	24,343
Nitto Denko Corp.	1,000	17,577
Nomura Research Institute Ltd.	300	11,360
Omron Corp.	300	8,905
Oriental Land Co. Ltd.	1,000	21,179
ORIX Corp.	1,200	24,072
Pan Pacific International Holdings Corp.	300	9,236
Rakuten Group, Inc.(a)	1,700	10,024
Renesas Electronics Corp.	1,400	16,429
SECOM Co. Ltd.	400	14,708
Seiko Epson Corp.	500	6,937
Sekisui House Ltd.	400	9,196
SG Holdings Co. Ltd.	800	8,424
Shiseido Co. Ltd.	500	8,221
SoftBank Corp.	27,000	40,858
Sompo Holdings, Inc.	800	26,217
Sony Group Corp.	6,000	158,297
Sumitomo Metal Mining Co. Ltd.	300	6,656
Sumitomo Mitsui Financial Group, Inc.	3,600	85,886
Sysmex Corp.	500	9,282
T&D Holdings, Inc.	400	8,511
TDK Corp.	1,500	16,007
Tokio Marine Holdings, Inc.	1,800	72,148
Toray Industries, Inc.	1,700	10,857
Unicharm Corp.	1,200	11,142
Yamaha Motor Co. Ltd.	900	7,068
		1,074,647
Jersey–0.09%
Aptiv PLC(a)	264	15,064
Netherlands–2.83%
Akzo Nobel N.V.	144	9,091
argenx SE(a)	42	27,151
ASML Holding N.V.	358	239,660
Koninklijke Ahold Delhaize N.V.	609	25,005
Koninklijke KPN N.V.	2,176	10,122
NXP Semiconductors N.V.	251	46,262
Prosus N.V.(a)	1,194	55,980
Wolters Kluwer N.V.	237	41,845
		455,116
New Zealand–0.05%
Meridian Energy Ltd.	2,393	7,790
Norway–0.26%
DNB Bank ASA	692	17,298
Shares		Value
Norway–(continued)
Mowi ASA	457	$8,380
Orkla ASA	740	8,253
Telenor ASA	492	7,390
		41,321
Singapore–0.15%
CapitaLand Ascendas REIT	4,100	8,354
CapitaLand Integrated Commercial Trust	4,600	7,570
CapitaLand Investment Ltd.	3,800	8,009
		23,933
Spain–0.36%
Amadeus IT Group S.A.	431	33,925
Cellnex Telecom S.A.(b)	426	17,240
Redeia Corp. S.A.	322	6,753
		57,918
Sweden–0.36%
Boliden AB(a)	242	7,415
Essity AB, Class B	400	11,568
Svenska Cellulosa AB S.C.A., Class B	423	5,470
Svenska Handelsbanken AB, Class A	993	12,998
Tele2 AB, Class B	579	8,542
Telia Co. AB	3,275	12,302
		58,295
Switzerland–1.99%
ABB Ltd.	1,332	70,344
DSM-Firmenich AG	178	19,337
Givaudan S.A.	8	38,595
Julius Baer Group Ltd.	139	9,014
Kuehne + Nagel International AG, Class R	37	8,521
Lonza Group AG	66	47,421
SGS S.A.	100	9,766
SIG Group AG(a)	382	7,369
Sonova Holding AG, Class A	38	11,682
Zurich Insurance Group AG	138	97,879
		319,928
United Kingdom–3.09%
3i Group PLC	937	53,119
Admiral Group PLC	182	7,916
Associated British Foods PLC	251	6,919
Barratt Redrow PLC	1,232	7,681
DCC PLC	118	7,712
Informa PLC	982	9,593
Intertek Group PLC	89	5,466
J Sainsbury PLC	1,618	5,751
Kingfisher PLC	2,709	10,412
Land Securities Group PLC	957	7,584
Legal & General Group PLC	4,006	12,615
M&G PLC	3,152	8,746
National Grid PLC	4,458	64,347
Pearson PLC	540	8,657
RELX PLC	1,770	96,598
Schroders PLC	2,189	9,645
Segro PLC	825	7,505
SSE PLC	1,004	22,636
Unilever PLC	2,283	145,358
		498,260
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco MSCI World SRI Index Fund

Shares		Value
United States–66.88%
Adobe, Inc.(a)	397	$148,867
Agilent Technologies, Inc.	288	30,989
Alcon AG	367	35,658
Allegion PLC	65	9,048
Ally Financial, Inc.	283	9,243
American Express Co.	524	139,599
American Tower Corp.	441	99,406
American Water Works Co., Inc.	191	28,079
Ameriprise Financial, Inc.	102	48,044
Amgen, Inc.	491	142,842
Annaly Capital Management, Inc.	329	6,448
Applied Materials, Inc.	794	119,664
Atmos Energy Corp.	146	23,452
Autodesk, Inc.(a)	200	54,850
Automatic Data Processing, Inc.	379	113,927
Avantor, Inc.(a)	645	8,379
Axon Enterprise, Inc.(a)	70	42,931
Baker Hughes Co., Class A	975	34,515
Ball Corp.	305	15,842
Bank of New York Mellon Corp. (The)	741	59,584
Best Buy Co., Inc.	174	11,604
Biogen, Inc.(a)	140	16,951
BlackRock, Inc.	137	125,254
Booking Holdings, Inc.	31	158,078
Broadridge Financial Solutions, Inc.	114	27,634
Bunge Global S.A.	100	7,872
C.H. Robinson Worldwide, Inc.	102	9,100
CarMax, Inc.(a)	122	7,890
Carrier Global Corp.	712	44,528
CBRE Group, Inc., Class A(a)	295	36,043
Centene Corp.(a)	527	31,541
Cheniere Energy, Inc.	228	52,693
Church & Dwight Co., Inc.	244	24,239
Cigna Group (The)	267	90,791
Clorox Co. (The)	118	16,791
CMS Energy Corp.	283	20,843
CNH Industrial N.V.	790	9,140
Coca-Cola Co. (The)	3,656	265,243
Conagra Brands, Inc.	436	10,774
Consolidated Edison, Inc.	349	39,350
Cooper Cos., Inc. (The)(a)	191	15,599
CRH PLC	523	49,607
Crown Castle, Inc.	383	40,506
Cummins, Inc.	135	39,668
D.R. Horton, Inc.	265	33,480
Danaher Corp.	580	115,611
DaVita, Inc.(a)	71	10,050
Dayforce, Inc.(a)	96	5,556
Deckers Outdoor Corp.(a)	150	16,625
Dick’s Sporting Goods, Inc.	43	8,073
Discover Financial Services	219	40,005
Dover Corp.	134	22,867
Ecolab, Inc.	241	60,595
Edwards Lifesciences Corp.(a)	575	43,407
Electronic Arts, Inc.	249	36,127
Elevance Health, Inc.	231	97,154
EMCOR Group, Inc.	31	12,422
Equinix, Inc.	87	74,885
Essential Utilities, Inc.	215	8,843
Shares		Value
United States–(continued)
Eversource Energy	332	$19,747
Exelon Corp.	859	40,287
Expeditors International of Washington, Inc.	125	13,739
FactSet Research Systems, Inc.	28	12,102
Ferguson Enterprises, Inc.	198	33,593
Fidelity National Information Services, Inc.	571	45,040
Fiserv, Inc.(a)	528	97,453
Fortive Corp.	335	23,346
Fortune Brands Innovations, Inc.	97	5,221
Fox Corp., Class A	278	13,842
GE HealthCare Technologies, Inc.	377	26,514
General Mills, Inc.	552	31,320
Gilead Sciences, Inc.	1,149	122,414
Graco, Inc.	145	11,833
Halliburton Co.	850	16,847
Hartford Insurance Group, Inc. (The)	292	35,820
HCA Healthcare, Inc.	193	66,600
Hologic, Inc.(a)	235	13,677
Home Depot, Inc. (The)	885	319,034
Humana, Inc.	78	20,455
Huntington Bancshares, Inc.	1,368	19,877
IDEX Corp.	55	9,568
IDEXX Laboratories, Inc.(a)	77	33,314
Illinois Tool Works, Inc.	287	68,854
Ingersoll Rand, Inc.	399	30,097
Insulet Corp.(a)	51	12,867
Intel Corp.	4,181	84,038
International Flavors & Fragrances, Inc.	246	19,301
International Paper Co.	309	14,115
Interpublic Group of Cos., Inc. (The)	296	7,436
Intuit, Inc.	257	161,260
IQVIA Holdings, Inc.(a)	143	22,175
Iron Mountain, Inc.	280	25,108
J.B. Hunt Transport Services, Inc.	76	9,924
Johnson Controls International PLC	653	54,787
Kellanova	248	20,527
Kenvue, Inc.	1,398	32,993
KeyCorp	751	11,145
Keysight Technologies, Inc.(a)	131	19,047
Labcorp Holdings, Inc.	82	19,763
Lam Research Corp.	1,290	92,454
Lennox International, Inc.	31	16,949
LKQ Corp.	217	8,292
Lowe’s Cos., Inc.	523	116,922
lululemon athletica, inc.(a)	104	28,160
LyondellBasell Industries N.V., Class A	174	10,129
Marsh & McLennan Cos., Inc.	460	103,716
McCormick & Co., Inc.	174	13,339
Mettler-Toledo International, Inc.(a)	18	19,270
Molina Healthcare, Inc.(a)	57	18,640
Moody’s Corp.	161	72,952
Nasdaq, Inc.	326	24,844
Newmont Corp.	1,113	58,633
NiSource, Inc.	229	8,956
Northern Trust Corp.	147	13,815
NVIDIA Corp.	22,033	2,399,834
Old Dominion Freight Line, Inc.	189	28,970
ONEOK, Inc.	564	46,338
Owens Corning	83	12,069
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco MSCI World SRI Index Fund

Shares		Value
United States–(continued)
Paychex, Inc.	254	$37,368
Pentair PLC	122	11,069
PepsiCo, Inc.	1,241	168,255
Phillips 66	432	44,954
PNC Financial Services Group, Inc. (The)	395	63,473
Pool Corp.	31	9,087
PPG Industries, Inc.	225	24,493
Principal Financial Group, Inc.	133	9,862
Progressive Corp. (The)	544	153,267
Prudential Financial, Inc.	360	36,976
Quanta Services, Inc.	141	41,269
Quest Diagnostics, Inc.	94	16,753
Raymond James Financial, Inc.	130	17,815
Regions Financial Corp.	721	14,716
Rivian Automotive, Inc., Class A(a)	496	6,775
Rockwell Automation, Inc.	108	26,749
S&P Global, Inc.	292	146,015
SBA Communications Corp., Class A	93	22,636
Sempra	585	43,448
Solventum Corp.(a)	145	9,587
State Street Corp.	266	23,435
Steel Dynamics, Inc.	120	15,565
STERIS PLC	95	21,350
Swiss Re AG	291	52,236
Synchrony Financial	374	19,429
Take-Two Interactive Software, Inc.(a)	166	38,731
Targa Resources Corp.	206	35,205
Target Corp.	348	33,652
Tesla, Inc.(a)	2,580	727,973
Texas Instruments, Inc.	834	133,482
Tractor Supply Co.	520	26,322
Trane Technologies PLC	223	85,478
Travelers Cos., Inc. (The)	219	57,844
Shares		Value
United States–(continued)
Truist Financial Corp.	1,221	$46,813
U.S. Bancorp	1,294	52,200
Ulta Beauty, Inc.(a)	38	15,034
United Rentals, Inc.	65	41,044
Valero Energy Corp.	323	37,497
Veeva Systems, Inc., Class A(a)	103	24,070
Veralto Corp.	196	18,796
Verizon Communications, Inc.	3,736	164,608
Vertex Pharmaceuticals, Inc.(a)	216	110,052
W.W. Grainger, Inc.	44	45,070
Walt Disney Co. (The)	1,636	148,794
Waters Corp.(a)	57	19,821
West Pharmaceutical Services, Inc.	72	15,213
Williams-Sonoma, Inc.	102	15,756
Willis Towers Watson PLC	73	22,469
Workday, Inc., Class A(a)	191	46,795
Xylem, Inc.	240	28,937
Zimmer Biomet Holdings, Inc.	203	20,919
Zoetis, Inc.	439	68,660
		10,765,985
Total Common Stocks & Other Equity Interests (Cost $12,938,539)		15,347,757
Money Market Funds–4.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d)	230,890	230,890
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)(d)	428,540	428,540
Total Money Market Funds (Cost $659,430)		659,430
TOTAL INVESTMENTS IN SECURITIES—99.44% (Cost $13,597,969)		16,007,187
OTHER ASSETS LESS LIABILITIES–0.56%		89,733
NET ASSETS–100.00%		$16,096,920
Investment Abbreviations:
CDI	– CREST Depository Interest
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $45,822, which represented less than 1% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$145,974	$497,124	$(412,208)	$-	$-	$230,890	$2,832
Invesco Treasury Portfolio, Institutional Class	270,840	923,230	(765,530)	-	-	428,540	5,204
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	394,401	(394,401)	-	-	-	143*
Invesco Private Prime Fund	-	1,014,262	(1,014,262)	-	-	-	253*
Total	$416,814	$2,829,017	$(2,586,401)	$-	$-	$659,430	$8,432

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco MSCI World SRI Index Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI World Index	5	June-2025	$579,250	$(13,342)	$(13,342)

(a)	Futures contracts collateralized by $44,016 cash held with Merrill Lynch International, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco MSCI World SRI Index Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $12,938,539)	$15,347,757
Investments in affiliated money market funds, at value (Cost $659,430)	659,430
Other investments:
Variation margin receivable — futures contracts	2,052
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	44,016
Foreign currencies, at value (Cost $594)	601
Receivable for:
Fund shares sold	5,740
Dividends	30,799
Foreign withholding tax claims	48
Investment for trustee deferred compensation and retirement plans	23,887
Other assets	36,940
Total assets	16,151,270
Liabilities:
Payable for:
Amount due custodian	5,650
Accrued fees to affiliates	1,616
Accrued trustees’ and officers’ fees and benefits	571
Accrued other operating expenses	22,626
Trustee deferred compensation and retirement plans	23,887
Total liabilities	54,350
Net assets applicable to shares outstanding	$16,096,920
Net assets consist of:
Shares of beneficial interest	$13,667,380
Distributable earnings	2,429,540
$16,096,920
Net Assets:
Class A	$1,467,157
Class C	$199,578
Class R	$960,860
Class Y	$932,853
Class R5	$15,977
Class R6	$12,520,495
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	92,790
Class C	12,925
Class R	61,299
Class Y	58,437
Class R5	1,001
Class R6	784,390
Class A:
Net asset value per share	$15.81
Maximum offering price per share (Net asset value of $15.81 ÷ 94.50%)	$16.73
Class C:
Net asset value and offering price per share	$15.44
Class R:
Net asset value and offering price per share	$15.67
Class Y:
Net asset value and offering price per share	$15.96
Class R5:
Net asset value and offering price per share	$15.96
Class R6:
Net asset value and offering price per share	$15.96
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco MSCI World SRI Index Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Interest	$211
Dividends (net of foreign withholding taxes of $10,989)	119,837
Dividends from affiliated money market funds (includes net securities lending income of $16)	8,052
Foreign withholding tax claims	48
Total investment income	128,148
Expenses:
Advisory fees	11,666
Administrative services fees	1,226
Custodian fees	1,507
Distribution fees:
Class A	2,045
Class C	1,092
Class R	2,479
Transfer agent fees — A, C, R and Y	3,412
Transfer agent fees — R5	3
Transfer agent fees — R6	1,922
Trustees’ and officers’ fees and benefits	9,375
Registration and filing fees	39,296
Licensing fees	3,410
Reports to shareholders	4,630
Professional services fees	26,213
Other	7,245
Total expenses	115,521
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(94,272)
Net expenses	21,249
Net investment income	106,899
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(9,910)
Foreign currencies	103
Futures contracts	1,971
(7,836)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(627,798)
Foreign currencies	3,177
Futures contracts	(13,421)
(638,042)
Net realized and unrealized gain (loss)	(645,878)
Net increase (decrease) in net assets resulting from operations	$(538,979)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco MSCI World SRI Index Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$106,899	$230,596
Net realized gain (loss)	(7,836)	1,484,368
Change in net unrealized appreciation (depreciation)	(638,042)	1,721,153
Net increase (decrease) in net assets resulting from operations	(538,979)	3,436,117
Distributions to shareholders from distributable earnings:
Class A	(157,589)	(36,712)
Class C	(20,702)	(5,445)
Class R	(98,263)	(19,346)
Class Y	(114,923)	(26,685)
Class R5	(1,787)	(489)
Class R6	(1,251,827)	(292,951)
Total distributions from distributable earnings	(1,645,091)	(381,628)
Share transactions–net:
Class A	45,840	236,152
Class C	8,738	10,395
Class R	107,922	224,496
Class Y	(127,207)	69,198
Class R6	1,337,475	2,840,061
Net increase in net assets resulting from share transactions	1,372,768	3,380,302
Net increase (decrease) in net assets	(811,302)	6,434,791
Net assets:
Beginning of period	16,908,222	10,473,431
End of period	$16,096,920	$16,908,222
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco MSCI World SRI Index Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$18.03	$0.09	$(0.56)	$(0.47)	$(0.24)	$(1.51)	$(1.75)	$15.81	(3.33)%	$1,467	0.44%(d)	1.68%(d)	1.10%(d)	2%
Year ended 10/31/24	14.39	0.23	3.90	4.13	(0.23)	(0.26)	(0.49)	18.03	29.11 (e)	1,636	0.44	2.00	1.37	32
Year ended 10/31/23	12.82	0.23	1.54	1.77	(0.20)	—	(0.20)	14.39	13.99	1,088	0.44	2.45	1.57	23
Year ended 10/31/22	16.76	0.19	(3.93)	(3.74)	(0.20)	—	(0.20)	12.82	(22.58)	914	0.44	2.15	1.28	13
Year ended 10/31/21	11.78	0.19	4.98	5.17	(0.19)	—	(0.19)	16.76	44.35	1,337	0.44	3.31	1.28	19
Year ended 10/31/20	11.86	0.17	(0.06)	0.11	(0.19)	—	(0.19)	11.78	0.89	922	0.70	3.03	1.48	118
Class C
Six months ended 04/30/25	17.61	0.03	(0.55)	(0.52)	(0.14)	(1.51)	(1.65)	15.44	(3.68)	200	1.19 (d)	2.43 (d)	0.35 (d)	2
Year ended 10/31/24	14.15	0.10	3.83	3.93	(0.21)	(0.26)	(0.47)	17.61	28.15 (e)	220	1.19	2.75	0.62	32
Year ended 10/31/23	12.60	0.12	1.53	1.65	(0.10)	—	(0.10)	14.15	13.14	166	1.19	3.20	0.82	23
Year ended 10/31/22	16.49	0.08	(3.88)	(3.80)	(0.09)	—	(0.09)	12.60	(23.16)	148	1.19	2.90	0.53	13
Year ended 10/31/21	11.67	0.08	4.92	5.00	(0.18)	—	(0.18)	16.49	43.21	207	1.19	4.06	0.53	19
Year ended 10/31/20	11.75	0.08	(0.05)	0.03	(0.11)	—	(0.11)	11.67	0.21	158	1.45	3.78	0.73	118
Class R
Six months ended 04/30/25	17.88	0.07	(0.56)	(0.49)	(0.21)	(1.51)	(1.72)	15.67	(3.48)	961	0.69 (d)	1.93 (d)	0.85 (d)	2
Year ended 10/31/24	14.30	0.19	3.87	4.06	(0.22)	(0.26)	(0.48)	17.88	28.81 (e)	985	0.69	2.25	1.12	32
Year ended 10/31/23	12.74	0.19	1.54	1.73	(0.17)	—	(0.17)	14.30	13.69	583	0.69	2.70	1.32	23
Year ended 10/31/22	16.66	0.15	(3.90)	(3.75)	(0.17)	—	(0.17)	12.74	(22.76)	464	0.69	2.40	1.03	13
Year ended 10/31/21	11.74	0.15	4.96	5.11	(0.19)	—	(0.19)	16.66	43.93	571	0.69	3.56	1.03	19
Year ended 10/31/20	11.81	0.15	(0.06)	0.09	(0.16)	—	(0.16)	11.74	0.74	325	0.95	3.28	1.23	118
Class Y
Six months ended 04/30/25	18.20	0.11	(0.56)	(0.45)	(0.28)	(1.51)	(1.79)	15.96	(3.24)	933	0.19 (d)	1.43 (d)	1.35 (d)	2
Year ended 10/31/24	14.49	0.28	3.92	4.20	(0.23)	(0.26)	(0.49)	18.20	29.45 (e)	1,201	0.19	1.75	1.62	32
Year ended 10/31/23	12.91	0.26	1.56	1.82	(0.24)	—	(0.24)	14.49	14.28	902	0.19	2.20	1.82	23
Year ended 10/31/22	16.87	0.22	(3.94)	(3.72)	(0.24)	—	(0.24)	12.91	(22.37)	793	0.19	1.90	1.53	13
Year ended 10/31/21	11.83	0.23	5.01	5.24	(0.20)	—	(0.20)	16.87	44.73	793	0.19	3.06	1.53	19
Year ended 10/31/20	11.91	0.20	(0.06)	0.14	(0.22)	—	(0.22)	11.83	1.11	485	0.45	2.78	1.73	118
Class R5
Six months ended 04/30/25	18.20	0.11	(0.56)	(0.45)	(0.28)	(1.51)	(1.79)	15.96	(3.24)	16	0.19 (d)	1.28 (d)	1.35 (d)	2
Year ended 10/31/24	14.49	0.28	3.92	4.20	(0.23)	(0.26)	(0.49)	18.20	29.45 (e)	18	0.19	1.63	1.62	32
Year ended 10/31/23	12.91	0.26	1.56	1.82	(0.24)	—	(0.24)	14.49	14.28	15	0.19	2.08	1.82	23
Year ended 10/31/22	16.87	0.23	(3.95)	(3.72)	(0.24)	—	(0.24)	12.91	(22.37)	13	0.19	1.78	1.53	13
Year ended 10/31/21	11.83	0.22	5.02	5.24	(0.20)	—	(0.20)	16.87	44.73	17	0.19	2.86	1.53	19
Year ended 10/31/20	11.90	0.20	(0.05)	0.15	(0.22)	—	(0.22)	11.83	1.20	22	0.45	2.56	1.73	118
Class R6
Six months ended 04/30/25	18.20	0.11	(0.56)	(0.45)	(0.28)	(1.51)	(1.79)	15.96	(3.24)	12,520	0.19 (d)	1.28 (d)	1.35 (d)	2
Year ended 10/31/24	14.49	0.28	3.92	4.20	(0.23)	(0.26)	(0.49)	18.20	29.45 (e)	12,848	0.19	1.63	1.62	32
Year ended 10/31/23	12.91	0.26	1.56	1.82	(0.24)	—	(0.24)	14.49	14.28	7,719	0.19	2.08	1.82	23
Year ended 10/31/22	16.87	0.23	(3.95)	(3.72)	(0.24)	—	(0.24)	12.91	(22.37)	6,590	0.19	1.80	1.53	13
Year ended 10/31/21	11.83	0.22	5.02	5.24	(0.20)	—	(0.20)	16.87	44.73	9,884	0.19	2.79	1.53	19
Year ended 10/31/20	11.90	0.20	(0.05)	0.15	(0.22)	—	(0.22)	11.83	1.20	6,342	0.45	2.51	1.73	118

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been 27.96%,
26.99%, 27.66%, 28.31%, 28.31% and 28.31% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco MSCI World SRI Index Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco MSCI World SRI Index Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
All share classes, except for Class R6 shares, are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
11
Invesco MSCI World SRI Index Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact
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Invesco MSCI World SRI Index Fund

overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the
13
Invesco MSCI World SRI Index Fund

Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund intends to be diversified in approximately the same proportion as the MSCI World SRI Index (the "Underlying Index") is diversified. The Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Because MSCI Inc. (“MSCI”), the index provider of the Underlying Index, uses Environmental, Social and Governance (“ESG”) factors to exclude, select and assign weights to certain stocks of companies included in the Underlying Index for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. Consequently, the Fund may underperform other funds that do not use ESG factors. Further, there is a risk that information used by MSCI to evaluate the ESG factors may not be readily available, complete or accurate, which could negatively impact MSCI’s ability to apply its ESG standards when compiling the Underlying Index, which may negatively impact the Fund’s performance. MSCI’s assessment of a company, based on the company’s level of involvement in a particular industry or other ESG factors, may differ from that of other funds, the Adviser or an investor. As a result, the companies deemed eligible by MSCI for inclusion in the Underlying Index may not reflect the beliefs and values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them. Not every investment or issuer held by the Fund may be evaluated for ESG considerations.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.140%
Over $2 billion	0.120%
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.14%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least February 28, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.44%, 1.19%, 0.69%, 0.19%, 0.19% and 0.19%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $11,666, reimbursed fund level expenses of $77,152 and reimbursed class level expenses of $1,434, $192, $870, $917, $3 and $1,922 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
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Invesco MSCI World SRI Index Fund

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$245,988	$—	$245,988
Austria	—	8,377	—	8,377
Belgium	—	27,587	—	27,587
Canada	627,286	—	—	627,286
Denmark	—	241,456	—	241,456
Finland	—	75,321	—	75,321
France	—	381,312	—	381,312
Germany	—	230,885	—	230,885
Hong Kong	—	99,200	—	99,200
Ireland	—	11,645	—	11,645
Italy	—	80,443	—	80,443
Japan	—	1,074,647	—	1,074,647
Jersey	15,064	—	—	15,064
Netherlands	46,262	408,854	—	455,116
New Zealand	—	7,790	—	7,790
Norway	—	41,321	—	41,321
Singapore	—	23,933	—	23,933
Spain	—	57,918	—	57,918
Sweden	—	58,295	—	58,295
Switzerland	—	319,928	—	319,928
United Kingdom	—	498,260	—	498,260
United States	10,628,484	137,501	—	10,765,985
Money Market Funds	659,430	—	—	659,430
Total Investments in Securities	11,976,526	4,030,661	—	16,007,187
Other Investments - Liabilities*
Futures Contracts	(13,342)	—	—	(13,342)
Total Investments	$11,963,184	$4,030,661	$—	$15,993,845

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
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Invesco MSCI World SRI Index Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(13,342)
Derivatives not subject to master netting agreements	13,342
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$1,971
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(13,421)
Total	$(11,450)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$439,153

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $116.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $327,470 and $770,290, respectively. As of April 30, 2025, the aggregate cost of investments,
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Invesco MSCI World SRI Index Fund

including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,191,557
Aggregate unrealized (depreciation) of investments	(813,972)
Net unrealized appreciation of investments	$2,377,585
Cost of investments for tax purposes is $13,616,260.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	14,088	$225,360	24,724	$405,388
Class C	352	5,735	1,444	23,395
Class R	8,066	143,467	22,839	371,380
Class Y	604	11,015	73,131	1,239,150
Class R6	47,440	792,991	241,416	4,025,830
Issued as reinvestment of dividends:
Class A	8,912	152,490	2,170	34,374
Class C	1,235	20,702	320	4,982
Class R	5,686	96,540	1,199	18,870
Class Y	6,361	109,788	1,447	23,082
Class R6	72,454	1,250,550	18,345	292,601
Automatic conversion of Class C shares to Class A shares:
Class A	415	6,502	979	17,648
Class C	(425)	(6,502)	(1,001)	(17,648)
Reacquired:
Class A	(21,363)	(338,512)	(12,764)	(221,258)
Class C	(732)	(11,197)	(20)	(334)
Class R	(7,562)	(132,085)	(9,720)	(165,754)
Class Y	(14,501)	(248,010)	(70,854)	(1,193,034)
Class R6	(41,522)	(706,066)	(86,464)	(1,478,370)
Net increase in share activity	79,508	$1,372,768	207,191	$3,380,302

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17
Invesco MSCI World SRI Index Fund

18

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
19
Invesco MSCI World SRI Index Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
GLRE-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Oppenheimer International Growth Fund
Nasdaq:
A: OIGAX ■ C: OIGCX ■ R: OIGNX ■ Y: OIGYX ■ R5: INGFX ■ R6: OIGIX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.18%
Canada–5.60%
Alimentation Couche-Tard, Inc.	1,512,051	$78,925,860
Dollarama, Inc.	1,345,087	165,964,963
Shopify, Inc., Class A(a)	569,031	54,057,945
		298,948,768
China–3.55%
Alibaba Group Holding Ltd., ADR(b)	995,862	118,935,799
Tencent Holdings Ltd.	1,150,200	70,450,833
		189,386,632
Denmark–0.74%
Novo Nordisk A/S, Class B	592,020	39,583,352
France–15.77%
Airbus SE	394,167	66,886,396
Dassault Systemes SE	1,701,725	63,774,083
Edenred SE	1,996,776	62,273,366
EssilorLuxottica S.A.(b)	275,001	79,242,359
Hermes International S.C.A.	44,906	123,499,581
L’Oreal S.A.	240,284	106,173,247
LVMH Moet Hennessy Louis Vuitton SE	185,550	102,781,586
Sartorius Stedim Biotech	545,192	128,660,359
Schneider Electric SE	312,536	73,022,708
Societe Generale S.A.	680,606	35,486,096
		841,799,781
Germany–4.65%
SAP SE	327,123	95,712,497
Siemens AG	662,265	152,494,080
		248,206,577
India–6.78%
Dr Lal PathLabs Ltd.(c)	2,943,012	96,581,789
ICICI Bank Ltd.	5,850,991	98,350,907
Reliance Industries Ltd.	10,053,703	166,934,941
		361,867,637
Ireland–3.55%
Accenture PLC, Class A	228,003	68,207,097
Flutter Entertainment PLC(a)	498,740	121,052,518
		189,259,615
Italy–2.27%
FinecoBank Banca Fineco S.p.A.	3,363,341	67,303,565
Ryanair Holdings PLC	2,267,672	53,980,800
		121,284,365
Japan–10.92%
Daikin Industries Ltd.	773,800	88,153,792
Hitachi Ltd.	2,520,900	62,305,335
Hoya Corp.	546,610	64,317,457
Keyence Corp.	177,084	74,037,317
Kobe Bussan Co. Ltd.(b)	2,067,500	63,183,059
Mitsubishi UFJ Financial Group, Inc.	6,230,500	78,498,826
MonotaRO Co. Ltd.(b)	5,671,900	109,086,904
Shares		Value
Japan–(continued)
OBIC Business Consultants Co. Ltd.	906,000	$43,552,838
		583,135,528
Netherlands–5.54%
ASM International N.V.	126,230	61,699,578
ASML Holding N.V.	143,991	96,393,606
Universal Music Group N.V.	4,684,357	137,745,766
		295,838,950
Spain–2.65%
Amadeus IT Group S.A.	1,012,370	79,686,679
CaixaBank S.A.(b)	8,028,423	61,531,489
		141,218,168
Sweden–4.43%
Atlas Copco AB, Class A(b)	5,510,134	85,289,691
Epiroc AB, Class A	3,615,807	78,226,931
Svenska Handelsbanken AB, Class A	5,564,406	72,837,019
		236,353,641
Switzerland–2.93%
Lonza Group AG	150,271	107,971,096
Sika AG	194,396	48,581,028
		156,552,124
Taiwan–2.45%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,624,000	131,018,965
United Kingdom–19.36%
Ashtead Group PLC	1,590,929	85,166,268
AstraZeneca PLC	941,153	134,835,980
Auto Trader Group PLC(c)	5,822,282	65,412,495
BAE Systems PLC	6,376,266	147,818,662
Compass Group PLC	3,822,346	128,869,715
ConvaTec Group PLC(c)	20,546,235	71,432,254
Diageo PLC	2,075,056	58,268,381
London Stock Exchange Group PLC	1,038,423	161,694,375
Rightmove PLC	7,559,416	74,657,963
RS Group PLC	6,590,753	45,443,263
Trainline PLC(a)(c)	15,257,469	59,764,086
		1,033,363,442
United States–8.99%
EPAM Systems, Inc.(a)	572,211	89,785,628
Experian PLC	2,009,770	99,988,155
Ferguson Enterprises, Inc.	634,378	107,723,019
Illumina, Inc.(a)	514,058	39,890,901
ResMed, Inc.	602,272	142,491,532
		479,879,235
Total Common Stocks & Other Equity Interests (Cost $3,324,978,464)		5,347,696,780
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.18% (Cost $3,324,978,464)		5,347,696,780
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Oppenheimer International Growth Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.94%
Invesco Private Government Fund, 4.32%(d)(e)(f)	43,493,794	$43,493,794
Invesco Private Prime Fund, 4.46%(d)(e)(f)	113,515,671	113,538,374
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $157,039,059)		157,032,168
TOTAL INVESTMENTS IN SECURITIES—103.12% (Cost $3,482,017,523)		5,504,728,948
OTHER ASSETS LESS LIABILITIES–(3.12)%		(166,694,089)
NET ASSETS–100.00%		$5,338,034,859
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $293,190,624, which represented 5.49% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio	$11,325,706	$151,018,333	$(162,344,039)	$-	$-	$-	$62,287
Invesco Treasury Portfolio	21,033,453	280,462,620	(301,496,073)	-	-	-	113,801
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,008,777	422,202,151	(391,717,134)	-	-	43,493,794	784,770*
Invesco Private Prime Fund	34,028,659	971,464,481	(891,939,639)	(6,891)	(8,236)	113,538,374	2,113,753*
Total	$79,396,595	$1,825,147,585	$(1,747,496,885)	$(6,891)	$(8,236)	$157,032,168	$3,074,611

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Oppenheimer International Growth Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,324,978,464)*	$5,347,696,780
Investments in affiliated money market funds, at value (Cost $157,039,059)	157,032,168
Foreign currencies, at value (Cost $6,952,788)	6,954,431
Receivable for:
Investments sold	28,322,002
Fund shares sold	2,661,074
Dividends	25,303,772
Investment for trustee deferred compensation and retirement plans	556,203
Other assets	68,973
Total assets	5,568,595,403
Liabilities:
Payable for:
Investments purchased	24,163,366
Fund shares reacquired	5,480,561
Amount due custodian	14,710,966
Accrued foreign taxes	24,880,525
Collateral upon return of securities loaned	157,039,059
Accrued fees to affiliates	1,957,911
Accrued trustees’ and officers’ fees and benefits	54,007
Accrued other operating expenses	352,967
IRS closing agreement fees for foreign withholding tax claims	1,364,979
Trustee deferred compensation and retirement plans	556,203
Total liabilities	230,560,544
Net assets applicable to shares outstanding	$5,338,034,859
Net assets consist of:
Shares of beneficial interest	$2,343,489,135
Distributable earnings	2,994,545,724
$5,338,034,859
Net Assets:
Class A	$900,200,580
Class C	$30,714,663
Class R	$196,868,306
Class Y	$1,648,552,195
Class R5	$2,760,468
Class R6	$2,558,938,647
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	26,855,911
Class C	1,037,751
Class R	6,119,927
Class Y	49,511,032
Class R5	82,040
Class R6	76,944,263
Class A:
Net asset value per share	$33.52
Maximum offering price per share (Net asset value of $33.52 ÷ 94.50%)	$35.47
Class C:
Net asset value and offering price per share	$29.60
Class R:
Net asset value and offering price per share	$32.17
Class Y:
Net asset value and offering price per share	$33.30
Class R5:
Net asset value and offering price per share	$33.65
Class R6:
Net asset value and offering price per share	$33.26

*	At April 30, 2025, securities with an aggregate value of $152,164,757 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Oppenheimer International Growth Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $3,669,128)	$41,127,059
Dividends from affiliates (includes net securities lending income of $444,273)	620,361
Total investment income	41,747,420
Expenses:
Advisory fees	19,105,639
Administrative services fees	405,755
Custodian fees	294,622
Distribution fees:
Class A	1,117,899
Class C	164,396
Class R	492,596
Transfer agent fees — A, C, R and Y	3,117,129
Transfer agent fees — R5	1,364
Transfer agent fees — R6	445,065
Trustees’ and officers’ fees and benefits	19,418
Registration and filing fees	68,063
Reports to shareholders	226,261
Professional services fees	63,741
Other	69,943
Total expenses	25,591,891
Less: Fees waived and/or expense offset arrangement(s)	(34,909)
Net expenses	25,556,982
Net investment income	16,190,438
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,001,446,921
Affiliated investment securities	(8,236)
Foreign currencies	(639,484)
Forward foreign currency contracts	(51,387)
1,000,747,814
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $2,910,648)	(924,874,984)
Affiliated investment securities	(6,891)
Foreign currencies	916,525
(923,965,350)
Net realized and unrealized gain	76,782,464
Net increase in net assets resulting from operations	$92,972,902
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Oppenheimer International Growth Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$16,190,438	$35,788,123
Net realized gain	1,000,747,814	648,495,935
Change in net unrealized appreciation (depreciation)	(923,965,350)	772,537,842
Net increase in net assets resulting from operations	92,972,902	1,456,821,900
Distributions to shareholders from distributable earnings:
Class A	(94,469,931)	(113,498,005)
Class C	(3,757,131)	(5,742,254)
Class R	(20,151,764)	(24,063,311)
Class Y	(213,286,101)	(281,922,094)
Class R5	(274,416)	(290,978)
Class R6	(284,083,580)	(372,310,434)
Total distributions from distributable earnings	(616,022,923)	(797,827,076)
Share transactions–net:
Class A	(1,232,631)	(43,457,552)
Class C	(2,486,171)	(13,736,751)
Class R	8,298,107	(7,981,133)
Class Y	(450,403,615)	(266,729,624)
Class R5	296,926	217,808
Class R6	(35,854,915)	(545,178,225)
Net increase (decrease) in net assets resulting from share transactions	(481,382,299)	(876,865,477)
Net increase (decrease) in net assets	(1,004,432,320)	(217,870,653)
Net assets:
Beginning of period	6,342,467,179	6,560,337,832
End of period	$5,338,034,859	$6,342,467,179
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Oppenheimer International Growth Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$36.54	$0.05	$0.52	$0.57	$(0.10)	$(3.49)	$(3.59)	$33.52	1.64%(d)	$900,201	1.16%(d)(e)	1.16%(d)(e)	0.31%(d)(e)	18%
Year ended 10/31/24	33.46	0.10	7.14	7.24	(0.26)	(3.90)	(4.16)	36.54	22.28 (d)	981,462	1.11 (d)	1.11 (d)	0.27 (d)	10
Year ended 10/31/23	31.02	0.08	2.36	2.44	—	—	—	33.46	7.87 (d)	932,029	1.10 (d)	1.10 (d)	0.23 (d)	13
Year ended 10/31/22	52.65	0.00	(15.44)	(15.44)	(0.05)	(6.14)	(6.19)	31.02	(32.80)	1,014,906	1.08	1.08	0.01	9
Year ended 10/31/21	45.87	0.01	13.72	13.73	—	(6.95)	(6.95)	52.65	32.14	1,680,415	1.10	1.10	0.00	18
Year ended 10/31/20	41.74	(0.02)	4.53	4.51	(0.38)	—	(0.38)	45.87	10.84	1,472,093	1.10	1.13	(0.06)	22
Class C
Six months ended 04/30/25	32.69	(0.07)	0.47	0.40	—	(3.49)	(3.49)	29.60	1.28	30,715	1.92 (e)	1.92 (e)	(0.45)(e)	18
Year ended 10/31/24	30.30	(0.16)	6.45	6.29	—	(3.90)	(3.90)	32.69	21.33	36,624	1.87	1.87	(0.49)	10
Year ended 10/31/23	28.30	(0.17)	2.17	2.00	—	—	—	30.30	7.07	46,143	1.86	1.86	(0.53)	13
Year ended 10/31/22	48.88	(0.26)	(14.18)	(14.44)	—	(6.14)	(6.14)	28.30	(33.31)	65,001	1.83	1.83	(0.74)	9
Year ended 10/31/21	43.30	(0.35)	12.88	12.53	—	(6.95)	(6.95)	48.88	31.15	150,110	1.85	1.85	(0.75)	18
Year ended 10/31/20	39.42	(0.33)	4.28	3.95	(0.07)	—	(0.07)	43.30	10.02	184,361	1.85	1.88	(0.81)	22
Class R
Six months ended 04/30/25	35.15	0.01	0.50	0.51	(0.00)	(3.49)	(3.49)	32.17	1.53	196,868	1.42 (e)	1.42 (e)	0.05 (e)	18
Year ended 10/31/24	32.32	0.00	6.89	6.89	(0.16)	(3.90)	(4.06)	35.15	21.94	205,796	1.37	1.37	0.01	10
Year ended 10/31/23	30.04	(0.01)	2.29	2.28	—	—	—	32.32	7.59	195,099	1.36	1.36	(0.03)	13
Year ended 10/31/22	51.26	(0.09)	(14.99)	(15.08)	—	(6.14)	(6.14)	30.04	(32.97)	203,428	1.33	1.33	(0.24)	9
Year ended 10/31/21	44.92	(0.12)	13.41	13.29	—	(6.95)	(6.95)	51.26	31.80	311,920	1.35	1.35	(0.25)	18
Year ended 10/31/20	40.88	(0.13)	4.44	4.31	(0.27)	—	(0.27)	44.92	10.58	263,106	1.35	1.38	(0.31)	22
Class Y
Six months ended 04/30/25	36.37	0.09	0.53	0.62	(0.20)	(3.49)	(3.69)	33.30	1.78	1,648,552	0.92 (e)	0.92 (e)	0.55 (e)	18
Year ended 10/31/24	33.33	0.19	7.10	7.29	(0.35)	(3.90)	(4.25)	36.37	22.57	2,284,608	0.87	0.87	0.51	10
Year ended 10/31/23	30.84	0.17	2.33	2.50	(0.01)	—	(0.01)	33.33	8.12	2,320,877	0.86	0.86	0.47	13
Year ended 10/31/22	52.41	0.10	(15.35)	(15.25)	(0.18)	(6.14)	(6.32)	30.84	(32.64)	2,575,369	0.83	0.83	0.26	9
Year ended 10/31/21	45.63	0.13	13.65	13.78	(0.05)	(6.95)	(7.00)	52.41	32.46	5,009,610	0.85	0.85	0.25	18
Year ended 10/31/20	41.51	0.08	4.52	4.60	(0.48)	—	(0.48)	45.63	11.13	4,132,110	0.85	0.88	0.19	22
Class R5
Six months ended 04/30/25	36.72	0.11	0.53	0.64	(0.22)	(3.49)	(3.71)	33.65	1.84	2,760	0.81 (e)	0.81 (e)	0.66 (e)	18
Year ended 10/31/24	33.65	0.21	7.16	7.37	(0.40)	(3.90)	(4.30)	36.72	22.60	2,681	0.81	0.81	0.57	10
Year ended 10/31/23	31.11	0.23	2.36	2.59	(0.05)	—	(0.05)	33.65	8.31	2,245	0.69	0.69	0.64	13
Year ended 10/31/22	52.84	0.12	(15.46)	(15.34)	(0.25)	(6.14)	(6.39)	31.11	(32.58)	1,974	0.76	0.76	0.33	9
Year ended 10/31/21	45.97	0.20	13.76	13.96	(0.14)	(6.95)	(7.09)	52.84	32.66	44,233	0.72	0.72	0.38	18
Year ended 10/31/20	41.80	0.15	4.55	4.70	(0.53)	—	(0.53)	45.97	11.29	12	0.69	0.69	0.35	22
Class R6
Six months ended 04/30/25	36.36	0.12	0.52	0.64	(0.25)	(3.49)	(3.74)	33.26	1.86	2,558,939	0.74 (e)	0.74 (e)	0.73 (e)	18
Year ended 10/31/24	33.33	0.23	7.10	7.33	(0.40)	(3.90)	(4.30)	36.36	22.71	2,831,297	0.74	0.74	0.64	10
Year ended 10/31/23	30.85	0.22	2.34	2.56	(0.08)	—	(0.08)	33.33	8.30	3,063,945	0.73	0.73	0.60	13
Year ended 10/31/22	52.44	0.15	(15.34)	(15.19)	(0.26)	(6.14)	(6.40)	30.85	(32.55)	3,283,066	0.69	0.69	0.40	9
Year ended 10/31/21	45.67	0.20	13.66	13.86	(0.14)	(6.95)	(7.09)	52.44	32.66	5,824,515	0.70	0.70	0.40	18
Year ended 10/31/20	41.55	0.15	4.52	4.67	(0.55)	—	(0.55)	45.67	11.29	5,473,919	0.69	0.69	0.35	22

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
April 30, 2025 and for the years ended October 31, 2024 and 2023, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Oppenheimer International Growth Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Oppenheimer International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco Oppenheimer International Growth Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Fund received refunds in excess of the foreign tax paid during the year and has recorded the estimated liability as a reduction to income which is reflected as IRS closing agreement fees for foreign withholding tax claims on the Statement of Operations.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess
9
Invesco Oppenheimer International Growth Fund

potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser $799 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly
10
Invesco Oppenheimer International Growth Fund

and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $250 million	0.800%
Next $250 million	0.770%
Next $500 million	0.750%
Next $1 billion	0.690%
Next $3 billion	0.670%
Next $5 billion	0.650%
Next $10 billion	0.630%
Next $10 billion	0.610%
Over $30 billion	0.590%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.67%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $5,686.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $31,625 in front-end sales commissions from the sale of Class A shares and $360 and $794 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2025, the Fund incurred $494 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
11
Invesco Oppenheimer International Growth Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$298,948,768	$—	$—	$298,948,768
China	118,935,799	70,450,833	—	189,386,632
Denmark	—	39,583,352	—	39,583,352
France	—	841,799,781	—	841,799,781
Germany	—	248,206,577	—	248,206,577
India	—	361,867,637	—	361,867,637
Ireland	68,207,097	121,052,518	—	189,259,615
Italy	—	121,284,365	—	121,284,365
Japan	—	583,135,528	—	583,135,528
Netherlands	—	295,838,950	—	295,838,950
Spain	—	141,218,168	—	141,218,168
Sweden	—	236,353,641	—	236,353,641
Switzerland	—	156,552,124	—	156,552,124
Taiwan	—	131,018,965	—	131,018,965
United Kingdom	—	1,033,363,442	—	1,033,363,442
United States	272,168,061	207,711,174	—	479,879,235
Money Market Funds	—	157,032,168	—	157,032,168
Total Investments	$758,259,725	$4,746,469,223	$—	$5,504,728,948
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(51,387)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$28,052,407

12
Invesco Oppenheimer International Growth Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $29,223.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $1,043,057,114 and $2,079,307,667, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,114,065,797
Aggregate unrealized (depreciation) of investments	(136,129,294)
Net unrealized appreciation of investments	$1,977,936,503
Cost of investments for tax purposes is $3,526,792,445.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,449,007	$48,102,721	2,835,884	$103,751,713
Class C	57,985	1,710,385	119,093	3,925,524
Class R	356,149	11,279,328	439,953	15,552,121
Class Y	6,091,892	200,645,361	10,896,066	397,419,101
Class R5	8,556	279,687	7,416	275,561
Class R6	6,027,254	197,453,199	7,328,137	266,989,812
Issued as reinvestment of dividends:
Class A	2,557,006	84,918,164	3,025,704	105,112,971
Class C	122,796	3,611,434	177,019	5,538,920
Class R	628,828	20,065,908	717,139	24,024,146
Class Y	5,185,455	170,912,598	7,094,033	244,815,080
Class R5	8,212	273,461	8,322	289,869
Class R6	8,200,977	269,812,148	9,422,671	324,705,235
Automatic conversion of Class C shares to Class A shares:
Class A	109,705	3,671,492	298,151	10,957,250
Class C	(123,800)	(3,671,492)	(331,890)	(10,957,250)
13
Invesco Oppenheimer International Growth Fund

Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(4,120,962)	$(137,925,008)	(7,150,857)	$(263,279,486)
Class C	(139,539)	(4,136,498)	(366,794)	(12,243,945)
Class R	(719,562)	(23,047,129)	(1,339,236)	(47,557,400)
Class Y	(24,577,933)	(821,961,574)	(24,803,115)	(908,963,805)
Class R5	(7,721)	(256,222)	(9,469)	(347,622)
Class R6	(15,154,190)	(503,120,262)	(30,813,438)	(1,136,873,272)
Net increase (decrease) in share activity	(14,039,885)	$(481,382,299)	(22,445,211)	$(876,865,477)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 7% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
14
Invesco Oppenheimer International Growth Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco Oppenheimer International Growth Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
O-IGR-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM International Mutual Funds (Invesco International Mutual Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title:Principal Executive Officer

Date: July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                          ..

Name:Glenn Brightman

Title:Principal Executive Officer

Date: July 2, 2025

By:       /s/ Adrien Deberghes                                             ____

Name:Adrien Deberghes

Title:Principal Financial Officer

Date:July 2, 2025